Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Investments	Shares	Value
COMMON STOCKS - 98.6%

Australia - 9.1%
AGL Energy Ltd.(a)	16,293	$119,752
Alumina Ltd.	66,610	88,276
Ampol Ltd.	2,855	53,384
APA Group	16,884	128,854
ASX Ltd.	1,983	107,311
Aurizon Holdings Ltd.	36,979	109,844
AusNet Services	81,059	113,290
Australia & New Zealand Banking Group Ltd.	39,974	857,974
Bell Financial Group Ltd.(a)	64,545	87,998
BHP Group Ltd.	35,155	1,212,944
BHP Group PLC	31,745	917,362
Brambles Ltd.	12,498	100,712
Charter Hall Group	5,583	54,770
Coca-Cola Amatil Ltd.	8,193	83,806
Coles Group Ltd.	17,199	209,725
Commonwealth Bank of Australia	18,621	1,221,129
Computershare Ltd.	10,848	124,266
CSL Ltd.	1,149	231,605
Dexus	18,349	136,261
Evolution Mining Ltd.	22,090	68,645
Fortescue Metals Group Ltd.	123,986	1,887,734
Goodman Group	12,317	169,988
Growthpoint Properties Australia Ltd.	32,419	85,681
Harvey Norman Holdings Ltd.(a)	32,834	143,296
JB Hi-Fi Ltd.	2,881	113,622
Macquarie Group Ltd.	2,783	323,949
Magellan Financial Group Ltd.	1,803	62,030
Medibank Pvt Ltd.	45,608	97,265
Mineral Resources Ltd.	4,568	132,280
Mirvac Group	53,987	102,798
National Australia Bank Ltd.	43,331	858,079
Newcrest Mining Ltd.	4,271	79,438
Origin Energy Ltd.	25,432	90,847
Perpetual Ltd.	2,428	61,008
Platinum Asset Management Ltd.	19,340	73,652
QBE Insurance Group Ltd.	14,549	106,602
Rio Tinto Ltd.	8,543	720,625
Santos Ltd.	22,283	120,500
Sonic Healthcare Ltd.	4,737	126,603
Spark Infrastructure Group	56,266	92,995
Stockland	41,473	138,987
Suncorp Group Ltd.	17,945	135,311
Telstra Corp., Ltd.	170,985	442,784
Transurban Group	23,946	242,936
Washington H Soul Pattinson & Co., Ltd.(a)	2,260	54,360
Wesfarmers Ltd.	15,176	608,802
Woodside Petroleum Ltd.	13,186	241,035
Woolworths Group Ltd.	8,111	252,484
Worley Ltd.	5,947	47,515

Total Australia		13,641,114

Austria - 0.6%
CA Immobilien Anlagen AG	1,392	59,060
EVN AG	885	19,097
Oesterreichische Post AG(a)	2,493	109,290
OMV AG	8,688	441,728
Telekom Austria AG	10,916	86,214
Verbund AG	512	37,309
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,053	79,299

Total Austria		831,997

Belgium - 0.7%
Aedifica S.A.	421	48,392
Befimmo S.A.	2,343	95,692
Cofinimmo S.A.	353	51,528
Etablissements Franz Colruyt N.V.	1,144	68,383
Euronav N.V.	8,626	79,128
Proximus SADP	9,282	202,473
Solvay S.A.	1,459	182,108
Telenet Group Holding N.V.	2,445	99,369
UCB S.A.	834	79,514
Warehouses De Pauw CVA	2,015	66,737

Total Belgium		973,324

China - 1.9%
BOC Hong Kong Holdings Ltd.	164,000	572,722
China Everbright Environment Group Ltd.	182,666	123,587
China Jinmao Holdings Group Ltd.	136,000	54,579
China Overseas Land & Investment Ltd.	125,000	324,782
China Power International Development Ltd.	475,000	110,587
China Resources Power Holdings Co., Ltd.	108,000	143,362
CITIC Telecom International Holdings Ltd.	311,000	110,008
CPMC Holdings Ltd.	132,000	74,706
CSPC Pharmaceutical Group Ltd.	52,320	63,260
Far East Horizon Ltd.(a)	49,000	58,867
Fosun International Ltd.	25,500	35,686
Guangdong Investment Ltd.	84,000	136,787
Lenovo Group Ltd.	266,000	378,414
Shanghai Industrial Holdings Ltd.	50,000	74,603
Shenzhen Investment Ltd.	210,000	72,931
Shougang Fushan Resources Group Ltd.	318,000	78,943
Sinotruk Hong Kong Ltd.	26,000	77,922
Sun Art Retail Group Ltd.	44,000	35,995
Wilmar International Ltd.	63,000	254,138
Yuexiu Property Co., Ltd.	430,000	97,344

Total China		2,879,223

Denmark - 1.4%
AP Moller - Maersk A/S, Class B	52	121,085
Carlsberg A/S, Class B	654	100,726
Coloplast A/S, Class B	1,336	201,373
H. Lundbeck A/S	1,332	45,614
Novo Nordisk A/S, Class B	13,137	892,173
Novozymes A/S, Class B	1,283	82,378
Orsted A/S(b)	1,270	205,614
Royal Unibrew A/S	706	74,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Investments	Shares	Value
Scandinavian Tobacco Group A/S, Class A(b)	5,945	$114,335
Topdanmark A/S	848	38,889
Tryg A/S(a)	5,376	127,095
Vestas Wind Systems A/S	574	118,103

Total Denmark		2,121,399

Finland - 1.7%
Alma Media Oyj	7,154	75,673
Elisa Oyj	2,442	146,776
Fiskars Oyj Abp	2,654	49,471
Fortum Oyj	14,430	386,000
Huhtamaki Oyj	1,366	61,906
Kemira Oyj	2,409	37,062
Kesko Oyj, Class B	4,812	147,496
Kojamo Oyj	2,161	42,364
Kone Oyj, Class B	3,920	320,936
Metsa Board Oyj	6,896	75,294
Neles Oyj	6,387	81,297
Neste Oyj	5,354	284,801
Nokian Renkaat Oyj(a)	1,157	41,991
Orion Oyj, Class B(a)	1,660	66,666
Sampo Oyj, Class A	5,966	269,745
UPM-Kymmene Oyj	6,989	251,600
Uponor Oyj	3,102	68,978
Valmet Oyj	2,439	88,892
YIT Oyj	12,526	66,749

Total Finland		2,563,697

France - 7.0%
Air Liquide S.A.	3,544	580,221
ALD S.A.(b)	7,420	108,835
Arkema S.A.	683	82,962
AXA S.A.	30,300	814,971
Bollore S.A.	15,639	75,691
Capgemini SE	742	126,538
Carrefour S.A.	4,362	79,181
Cie Generale des Etablissements Michelin SCA	926	138,925
Covivio	2,176	186,694
Danone S.A.	7,374	506,999
Dassault Systemes SE	386	82,749
Edenred	1,574	82,395
Gaztransport Et Technigaz S.A.	453	36,204
Gecina S.A.	1,012	139,636
Hermes International	235	260,728
Iliad S.A.	393	74,873
Imerys S.A.	2,044	99,744
Kering S.A.	484	334,822
L’Oreal S.A.	2,756	1,058,546
La Francaise des Jeux SAEM(b)	1,105	50,351
Legrand S.A.	1,547	144,219
LVMH Moet Hennessy Louis Vuitton SE	1,448	966,812
Nexity S.A.	2,556	126,411
Orange S.A.	36,462	450,179
Pernod Ricard S.A.	1,357	255,261
Publicis Groupe S.A.	2,385	145,873
Rubis SCA	1,844	87,557
Sanofi	18,468	1,828,682
Schneider Electric SE	5,088	778,885
Societe BIC S.A.	1,125	66,005
Suez S.A.	5,248	111,394
Teleperformance	224	81,823
Veolia Environnement S.A.	4,946	127,073
Vivendi SE	7,318	240,823
Wendel SE	533	66,339

Total France		10,398,401

Germany - 10.8%
Allianz SE, Registered Shares	6,137	1,565,541
alstria office REIT-AG	5,993	97,060
BASF SE	15,284	1,272,518
Bayer AG, Registered Shares	16,717	1,060,178
Bayerische Motoren Werke AG	6,644	690,835
Beiersdorf AG	549	58,136
Brenntag SE	1,556	133,134
Continental AG	1,718	227,560
Covestro AG(b)	1,644	110,792
Daimler AG, Registered Shares	5,906	527,610
Deutsche Boerse AG	860	143,224
Deutsche Post AG, Registered Shares	14,136	776,208
Deutsche Telekom AG, Registered Shares	54,258	1,094,920
Deutsche Wohnen SE, Bearer Shares	3,397	158,821
DIC Asset AG	4,728	82,130
Duerr AG	1,661	69,302
E.ON SE	49,177	573,584
Evonik Industries AG	5,946	210,768
Fresenius Medical Care AG & Co. KGaA	2,268	167,185
Fresenius SE & Co. KGaA	4,073	181,810
Fuchs Petrolub SE	917	36,967
Hannover Rueck SE	1,262	231,087
Hapag-Lloyd AG(b)	965	150,163
Henkel AG & Co. KGaA	1,475	146,400
Infineon Technologies AG	4,529	192,451
Knorr-Bremse AG	1,158	144,837
LANXESS AG	934	69,003
LEG Immobilien SE	851	112,180
Merck KGaA	404	69,229
METRO AG	10,108	107,038
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	1,789	552,146
Rational AG	53	41,268
Rheinmetall AG	755	76,667
RWE AG	4,274	167,876
SAP SE	7,784	955,290
Siemens AG, Registered Shares	7,995	1,315,513
Siemens Healthineers AG(b)	5,298	287,675
Software AG	1,768	74,681
Symrise AG	798	96,978
TAG Immobilien AG	1,962	56,126
Talanx AG	3,819	162,303
Telefonica Deutschland Holding AG	58,804	172,781
Traton SE	7,428	200,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Investments	Shares		Value
Uniper SE	3,945		$143,177
Volkswagen AG	2,670		970,285
Vonovia SE	5,603		366,796

Total Germany			16,101,026

Hong Kong - 3.6%
AIA Group Ltd.	73,000		885,452
Bank of East Asia Ltd. (The)	30,549		65,071
CLP Holdings Ltd.	37,000		359,318
Guotai Junan International Holdings Ltd.	510,000		93,807
Hang Lung Group Ltd.	29,000		73,410
Hang Lung Properties Ltd.	49,000		127,315
Hang Seng Bank Ltd.	24,100		466,535
Henderson Land Development Co., Ltd.	63,000		282,811
Hong Kong & China Gas Co., Ltd.	125,873		199,144
Hong Kong Exchanges & Clearing Ltd.	8,459		497,675
Hysan Development Co., Ltd.	21,000		82,115
Link REIT	22,400		203,991
MTR Corp., Ltd.	44,143		250,114
New World Development Co., Ltd.	36,252		187,451
PCCW Ltd.	210,239		118,445
Power Assets Holdings Ltd.	50,000		295,198
Sino Land Co., Ltd.	102,000		141,957
Sun Hung Kai & Co., Ltd.	204,000		103,910
Sun Hung Kai Properties Ltd.	34,500		522,751
Swire Properties Ltd.	62,400		193,032
Techtronic Industries Co., Ltd.	11,500		196,734

Total Hong Kong			5,346,236

Ireland - 0.3%
CRH PLC	6,188		290,692
Kerry Group PLC, Class A	395		49,535
Smurfit Kappa Group PLC	3,605		170,156

Total Ireland			510,383

Israel - 0.4%
Azrieli Group Ltd.	1,427		88,195
Bank Hapoalim BM*	20,904		162,859
Bank Leumi Le-Israel BM	19,709		130,026
Delek Group Ltd.*	0	‡	36
Electra Consumer Products 1970 Ltd.	2,231		96,608
ICL Group Ltd.	22,726		133,370

Total Israel			611,094

Italy - 2.5%
A2A SpA	62,265		113,575
ACEA SpA	2,601		56,982
Anima Holding SpA(b)	15,525		80,139
Ascopiave SpA	7,915		36,326
Assicurazioni Generali SpA	13,795		276,598
Azimut Holding SpA	3,720		84,972
Davide Campari-Milano N.V.	3,193		35,846
Enav SpA(b)	13,370		65,181
Enel SpA	114,209		1,140,013
ERG SpA	2,433		72,460
Ferrari N.V.	504		105,646
Hera SpA	18,932		72,715
Iren SpA	20,279		56,153
Italgas SpA	18,165		118,168
Mediobanca Banca di Credito Finanziario SpA*	21,622		240,299
Poste Italiane SpA(b)	21,601		275,202
RAI Way SpA(b)	12,373		69,947
Recordati Industria Chimica e Farmaceutica SpA	1,936		104,372
Snam SpA	43,013		239,015
Telecom Italia SpA	295,490		160,170
Terna Rete Elettrica Nazionale SpA	18,274		138,272
UnipolSai Assicurazioni SpA(a)	77,684		234,098

Total Italy			3,776,149

Japan - 24.2%
ABC-Mart, Inc.	1,700		96,000
Advantest Corp.	1,000		87,602
Aeon Co., Ltd.	5,100		152,262
AGC, Inc.	2,500		104,751
Aica Kogyo Co., Ltd.	2,400		86,661
Air Water, Inc.	3,400		59,692
Aisin Seiki Co., Ltd.(a)	2,700		102,624
Ajinomoto Co., Inc.	2,900		59,457
Alfresa Holdings Corp.	3,500		67,561
Amada Co., Ltd.	5,200		58,071
Amano Corp.	2,900		70,545
ARTERIA Networks Corp.	4,000		59,439
Asahi Group Holdings Ltd.	4,400		185,756
Asahi Kasei Corp.	12,600		145,328
Astellas Pharma, Inc.	12,600		194,074
Azbil Corp.(a)	1,000		43,122
Bandai Namco Holdings, Inc.	1,100		78,573
Bridgestone Corp.	6,300		255,136
Brother Industries Ltd.(a)	3,900		86,435
Canon Marketing Japan, Inc.	2,400		53,343
Canon, Inc.	21,300		482,382
Central Japan Railway Co.	700		104,842
Chiba Bank Ltd. (The)	10,300		67,579
Chubu Electric Power Co., Inc.	7,600		98,009
Chugai Pharmaceutical Co., Ltd.	8,200		333,120
Chugoku Electric Power Co., Inc. (The)(a)	5,200		63,953
COMSYS Holdings Corp.	1,900		58,633
Concordia Financial Group Ltd.(a)	18,400		74,766
Dai Nippon Printing Co., Ltd.	2,600		54,565
Dai-Dan Co., Ltd.	2,500		67,036
Dai-ichi Life Holdings, Inc.	12,800		220,322
Daicel Corp.(a)	8,000		61,683
Daifuku Co., Ltd.(a)	800		78,480
Daiichi Sankyo Co., Ltd.	7,500		218,891
Daiichikosho Co., Ltd.	800		31,059
Daikin Industries Ltd.	900		181,792
Daito Trust Construction Co., Ltd.	1,200		139,330
Daiwa House Industry Co., Ltd.(a)	5,200		152,518
Daiwa Securities Group, Inc.(a)	15,100		78,178
Denka Co., Ltd.	2,000		80,000
Denso Corp.	5,600		372,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Investments	Shares	Value
Dentsu Group, Inc.	2,200	$70,679
Disco Corp.	200	62,896
Dowa Holdings Co., Ltd.	2,300	95,851
East Japan Railway Co.	2,000	141,882
Eisai Co., Ltd.	2,400	161,137
ENEOS Holdings, Inc.	39,600	179,759
FANUC Corp.	600	142,181
Fast Retailing Co., Ltd.	200	159,511
FUJIFILM Holdings Corp.	2,400	142,719
Fujitsu Ltd.	1,700	246,154
Fukuoka Financial Group, Inc.(a)	3,100	58,886
GMO Financial Holdings, Inc.	8,300	68,278
H.U. Group Holdings, Inc.(a)	2,100	70,602
Hakuhodo DY Holdings, Inc.	5,400	90,163
Hankyu Hanshin Holdings, Inc.	2,800	89,828
Haseko Corp.	8,800	123,359
Hazama Ando Corp.	9,900	76,064
Heiwa Corp.(a)	4,600	75,224
Hikari Tsushin, Inc.	300	60,462
Hirose Electric Co., Ltd.	500	77,014
Hisamitsu Pharmaceutical Co., Inc.	1,000	65,249
Hitachi Ltd.(a)	6,300	285,296
Honda Motor Co., Ltd.	13,500	405,489
Hoshizaki Corp.	500	44,706
Hoya Corp.	600	70,615
Hulic Co., Ltd.	6,400	75,584
Idemitsu Kosan Co., Ltd.(a)	4,500	116,226
Inpex Corp.	21,900	149,832
Isuzu Motors Ltd.	7,900	85,005
ITOCHU Corp.(a)	19,300	626,508
Itochu Enex Co., Ltd.	6,900	68,188
Itochu Techno-Solutions Corp.	3,200	103,240
Iyo Bank Ltd. (The)	10,100	60,691
JAC Recruitment Co., Ltd.	3,100	48,955
Japan Exchange Group, Inc.	4,100	96,285
Japan Post Insurance Co., Ltd.	7,200	148,170
Japan Tobacco, Inc.	35,200	676,923
JSR Corp.(a)	2,500	75,566
JTEKT Corp.	6,500	66,471
Kajima Corp.	5,900	83,881
Kaken Pharmaceutical Co., Ltd.(a)	2,000	78,462
Kanematsu Corp.	5,300	71,274
Kansai Electric Power Co., Inc. (The)	12,200	132,268
Kansai Paint Co., Ltd.	1,900	50,810
Kao Corp.	3,700	244,870
KDDI Corp.	35,300	1,084,557
Keyence Corp.	330	150,128
Kikkoman Corp.	800	47,710
Kintetsu Group Holdings Co., Ltd.	1,200	45,828
Kirin Holdings Co., Ltd.	7,100	136,249
Koito Manufacturing Co., Ltd.(a)	1,100	73,864
Komatsu Ltd.	6,000	185,647
Kose Corp.	400	56,688
Kubota Corp.	5,600	127,685
Kuraray Co., Ltd.	4,100	46,862
KYORIN Holdings, Inc.(a)	3,900	68,047
Kyowa Kirin Co., Ltd.	3,000	89,864
Kyudenko Corp.	2,600	99,529
Lawson, Inc.	1,000	49,140
Lixil Corp.	4,100	114,095
Mabuchi Motor Co., Ltd.	1,800	79,249
Maeda Road Construction Co., Ltd.(a)	3,200	62,060
Makita Corp.(a)	1,000	42,941
Marubeni Corp.(a)	18,500	154,161
Maruichi Steel Tube Ltd.	1,300	29,706
Matsui Securities Co., Ltd.(a)	800	6,523
Matsumotokiyoshi Holdings Co., Ltd.	1,400	62,462
Mebuki Financial Group, Inc.	24,900	58,814
Medipal Holdings Corp.	2,700	51,899
MEIJI Holdings Co., Ltd.(a)	2,000	128,869
Meitec Corp.	1,500	82,941
MINEBEA MITSUMI, Inc.	3,100	79,366
Mitsubishi Chemical Holdings Corp.	16,900	126,926
Mitsubishi Corp.	20,100	569,348
Mitsubishi Electric Corp.	12,000	183,149
Mitsubishi Estate Co., Ltd.	7,700	134,663
Mitsubishi Gas Chemical Co., Inc.	3,200	78,595
Mitsubishi Heavy Industries Ltd.	2,900	90,517
Mitsubishi UFJ Financial Group, Inc.(a)	193,600	1,036,680
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	18,700	113,046
Mitsui Chemicals, Inc.	2,300	72,747
Mitsui Fudosan Co., Ltd.	6,100	138,754
Mizuho Financial Group, Inc.(a)	33,350	482,594
MS&AD Insurance Group Holdings, Inc.	10,900	320,490
Murata Manufacturing Co., Ltd.	3,900	312,071
Nabtesco Corp.	1,400	64,109
Nagase & Co., Ltd.	5,200	81,365
NEC Corp.	2,400	141,611
NGK Insulators Ltd.	3,400	62,277
NGK Spark Plug Co., Ltd.(a)	4,700	81,282
NH Foods Ltd.	1,100	47,235
Nichias Corp.	3,300	83,919
Nichirei Corp.	2,200	56,722
Nidec Corp.	800	97,267
Nifco, Inc.(a)	2,400	87,638
Nintendo Co., Ltd.	1,100	615,303
Nippo Corp.(a)	2,100	57,394
Nippon Electric Glass Co., Ltd.	3,000	69,638
Nippon Express Co., Ltd.	1,300	96,941
Nippon Kayaku Co., Ltd.	5,000	48,371
Nippon Paint Holdings Co., Ltd.	3,500	50,520
Nippon Telegraph & Telephone Corp.	40,200	1,033,922
Nissan Chemical Corp.	1,100	58,833
Nisshin Seifun Group, Inc.	3,200	53,575
Nissin Foods Holdings Co., Ltd.(a)	1,100	81,729
Nitori Holdings Co., Ltd.	400	77,557
Nitto Denko Corp.	2,100	179,783
NOF Corp.	1,600	83,837
Nomura Holdings, Inc.	35,200	185,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Investments	Shares	Value
Nomura Real Estate Holdings, Inc.	4,000	$96,471
Nomura Research Institute Ltd.	3,800	117,783
NSK Ltd.	4,000	41,086
NTT Data Corp.(a)	7,100	110,066
Obayashi Corp.	6,000	55,113
Obic Co., Ltd.(a)	500	91,538
Oji Holdings Corp.	12,200	79,052
Okinawa Cellular Telephone Co.	1,700	78,154
Olympus Corp.	2,000	41,466
Omron Corp.	800	62,552
Ono Pharmaceutical Co., Ltd.	4,800	125,538
Open House Co., Ltd.	1,800	76,887
Oracle Corp.	800	78,190
Oriental Land Co., Ltd.	300	45,136
Osaka Gas Co., Ltd.	4,900	95,650
Otsuka Corp.	2,200	103,131
Otsuka Holdings Co., Ltd.	5,000	212,081
Pan Pacific International Holdings Corp.	3,200	75,613
Panasonic Corp.	17,600	226,729
Penta-Ocean Construction Co., Ltd.	9,500	74,710
Pola Orbis Holdings, Inc.	3,400	81,969
Recruit Holdings Co., Ltd.	2,900	141,746
Resona Holdings, Inc.(a)	33,800	142,174
Rohm Co., Ltd.	700	68,480
Sanki Engineering Co., Ltd.	6,000	78,896
Sankyo Co., Ltd.	3,100	82,283
Santen Pharmaceutical Co., Ltd.	2,500	34,457
Sanwa Holdings Corp.	5,000	65,566
Sawai Pharmaceutical Co., Ltd.	1,600	76,814
SBI Holdings, Inc.(a)	3,300	89,593
SCSK Corp.	1,400	83,113
Secom Co., Ltd.	900	75,852
Sega Sammy Holdings, Inc.	5,000	78,145
Seiko Epson Corp.(a)	6,200	100,995
Seino Holdings Co., Ltd.	4,800	66,983
Sekisui Chemical Co., Ltd.	5,800	111,538
Sekisui House Ltd.	8,200	176,170
Seven & I Holdings Co., Ltd.	6,400	258,491
Seven Bank Ltd.(a)	33,500	76,701
SG Holdings Co., Ltd.	2,800	64,286
Shimadzu Corp.	1,200	43,493
Shimano, Inc.	400	95,475
Shimizu Corp.(a)	8,400	68,112
Shin-Etsu Chemical Co., Ltd.	1,700	286,308
Shionogi & Co., Ltd.	1,900	102,342
Shiseido Co., Ltd.	1,100	73,884
Shizuoka Bank Ltd. (The)	5,800	45,665
SKY Perfect JSAT Holdings, Inc.	14,800	65,897
SMC Corp.	100	58,199
SoftBank Corp.(a)	119,200	1,551,757
SoftBank Group Corp.	3,400	287,077
Sojitz Corp.(a)	22,500	63,529
Sompo Holdings, Inc.	4,300	165,073
Sony Corp.	2,100	220,357
Subaru Corp.(a)	5,700	113,691
Sugi Holdings Co., Ltd.	1,100	87,303
Sumitomo Chemical Co., Ltd.	19,000	98,525
Sumitomo Corp.	15,600	222,635
Sumitomo Dainippon Pharma Co., Ltd.	3,200	55,805
Sumitomo Electric Industries Ltd.(a)	5,600	84,025
Sumitomo Metal Mining Co., Ltd.	1,800	77,848
Sumitomo Mitsui Financial Group, Inc.(a)	21,800	790,521
Sumitomo Mitsui Trust Holdings, Inc.	4,700	164,138
Sumitomo Realty & Development Co., Ltd.	2,100	74,232
Sundrug Co., Ltd.	1,600	58,643
Suntory Beverage & Food Ltd.	2,500	93,100
Suzuken Co., Ltd.	1,400	54,796
Suzuki Motor Corp.	2,500	113,688
Sysmex Corp.	800	86,335
T&D Holdings, Inc.	7,600	98,078
Taikisha Ltd.	2,500	68,665
Taisei Corp.	2,000	77,285
Takeda Pharmaceutical Co., Ltd.	19,500	703,235
TDK Corp.	700	97,113
Teijin Ltd.(a)	5,000	86,290
Terumo Corp.	2,100	75,999
TIS, Inc.	2,300	54,971
Toda Corp.	12,200	89,540
Tohoku Electric Power Co., Inc.	9,500	89,842
Tokai Carbon Co., Ltd.	4,900	79,243
Tokio Marine Holdings, Inc.(a)	6,800	324,000
Tokyo Century Corp.	1,100	74,063
Tokyo Electron Ltd.	1,400	592,814
Tokyo Gas Co., Ltd.	3,400	75,769
Tokyu Corp.	4,900	65,363
Toray Industries, Inc.	11,100	71,572
Tosoh Corp.	4,900	93,920
TOTO Ltd.	1,300	80,000
Toyo Suisan Kaisha Ltd.(a)	1,700	71,538
Toyota Motor Corp.(a)	15,574	1,214,349
Toyota Tsusho Corp.	3,400	142,923
Trend Micro, Inc.	1,700	85,231
Tsumura & Co.	2,500	89,480
Tsuruha Holdings, Inc.	500	64,615
Ube Industries Ltd.(a)	4,600	98,161
Unicharm Corp.	2,100	88,276
USS Co., Ltd.	4,900	95,960
Yakult Honsha Co., Ltd.(a)	1,200	60,814
Yamaguchi Financial Group, Inc.	6,900	45,958
Yamaha Corp.	800	43,511
Yamaha Motor Co., Ltd.	4,300	105,496
Yamato Holdings Co., Ltd.	2,700	74,158
Yaskawa Electric Corp.	1,300	64,824
Yokohama Rubber Co., Ltd. (The)	5,200	93,176
Z Holdings Corp.	26,800	133,539

Total Japan		36,173,040

Netherlands - 2.0%
Akzo Nobel N.V.	1,609	180,180
ASM International N.V.	580	169,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Investments	Shares	Value
ASML Holding N.V.	1,181	$717,611
ASR Nederland N.V.	3,530	158,526
Euronext N.V.(b)	678	68,450
EXOR N.V.	650	54,958
ForFarmers N.V.	10,522	72,715
Koninklijke Ahold Delhaize N.V.	14,951	417,333
Koninklijke DSM N.V.	953	161,625
Koninklijke KPN N.V.	50,506	171,787
Koninklijke Vopak N.V.	1,156	57,674
NN Group N.V.	5,585	273,655
SBM Offshore N.V.	3,828	70,275
TKH Group N.V., CVA	1,821	87,578
Van Lanschot Kempen N.V.	3,416	95,753
Wolters Kluwer N.V.	1,783	155,323

Total Netherlands		2,912,498

Norway - 1.6%
AF Gruppen ASA	4,594	94,825
Aker ASA, Class A	892	68,391
Equinor ASA	52,848	1,035,744
Gjensidige Forsikring ASA	6,855	161,089
Norske Skog ASA(b)	23,424	87,535
Orkla ASA	13,942	136,932
Sparebank 1 Oestlandet	7,745	101,073
SpareBank 1 SMN	9,744	122,594
Telenor ASA	19,786	348,837
TGS NOPEC Geophysical Co. ASA	5,660	90,340
Yara International ASA	3,410	177,683

Total Norway		2,425,043

Portugal - 0.2%
EDP - Energias de Portugal S.A.	36,485	208,830
Jeronimo Martins, SGPS, S.A.	3,643	61,441
REN - Redes Energeticas Nacionais, SGPS, S.A.	21,784	60,934

Total Portugal		331,205

Singapore - 2.2%
CapitaLand Ltd.	55,600	155,594
City Developments Ltd.	7,400	43,951
DBS Group Holdings Ltd.	33,156	710,450
Genting Singapore Ltd.	281,400	192,682
Jardine Cycle & Carriage Ltd.	8,200	137,379
Keppel Corp., Ltd.	14,600	57,809
Keppel Infrastructure Trust	247,100	101,150
Manulife US Real Estate Investment Trust	98,100	71,613
NetLink NBN Trust	105,000	73,850
Oversea-Chinese Banking Corp., Ltd.	50,528	441,876
Sheng Siong Group Ltd.	58,300	66,822
Singapore Exchange Ltd.	14,600	108,337
Singapore Technologies Engineering Ltd.	22,700	65,721
Singapore Telecommunications Ltd.	226,800	411,873
StarHub Ltd.	65,200	62,114
United Overseas Bank Ltd.	23,528	452,313
Venture Corp., Ltd.	4,900	73,157

Total Singapore		3,226,691

Spain - 2.7%
ACS Actividades de Construccion y Servicios S.A.	7,304	242,595
Cia de Distribucion Integral Logista Holdings S.A.	3,737	74,227
Cie Automotive S.A.(a)	3,292	86,358
ContourGlobal PLC(b)	25,279	71,150
Ebro Foods S.A.	2,785	57,543
EDP Renovaveis S.A.	2,103	45,034
Enagas S.A.	5,428	118,149
Endesa S.A.	15,646	414,850
Faes Farma S.A.	17,074	73,345
Ferrovial S.A.	5,545	144,874
Fomento de Construcciones y Contratas S.A.	6,333	74,878
Grifols S.A.	2,165	56,819
Grupo Catalana Occidente S.A.	2,038	81,439
Iberdrola S.A.	88,129	1,137,804
Industria de Diseno Textil S.A.	14,976	494,596
Inmobiliaria Colonial Socimi S.A.	6,059	58,785
Naturgy Energy Group S.A.	19,269	473,319
Prosegur Cash S.A.(b)	81,917	74,807
Red Electrica Corp. S.A.	8,387	148,844
Viscofan S.A.	854	59,118
Zardoya Otis S.A.	10,368	66,411

Total Spain		4,054,945

Sweden - 2.0%
Assa Abloy AB, Class B	5,405	155,646
Atlas Copco AB, Class A	4,232	258,106
Atlas Copco AB, Class B	3,994	208,262
Axfood AB(a)	4,698	112,541
Boliden AB(a)	1,203	44,718
Castellum AB(a)	4,419	97,644
Epiroc AB, Class A	8,302	188,398
EQT AB	2,829	93,312
Essity AB, Class B	5,866	185,678
Evolution Gaming Group AB(b)	793	116,999
Fabege AB(a)	3,994	53,956
Hufvudstaden AB, Class A(a)	3,837	55,907
ICA Gruppen AB	1,687	82,644
Intrum AB	3,585	115,163
Investment AB Latour, Class B	2,743	71,185
Lundin Energy AB	5,888	185,362
Skanska AB, Class B(a)	3,045	76,507
SKF AB, Class B	2,825	80,443
Swedish Match AB(a)	1,788	139,860
Tele2 AB, Class B	14,136	191,047
Telefonaktiebolaget LM Ericsson, Class B	19,091	253,085
Telia Co. AB	64,089	278,155

Total Sweden		3,044,618

Switzerland - 11.4%
ABB Ltd., Registered Shares	16,700	506,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Investments	Shares	Value
Adecco Group AG, Registered Shares	2,757	$186,427
Allreal Holding AG, Registered Shares	444	89,824
Baloise Holding AG, Registered Shares	549	93,799
Banque Cantonale Vaudoise, Registered Shares	1,354	132,645
BKW AG	700	76,460
Bucher Industries AG, Registered Shares	182	93,132
Cembra Money Bank AG	704	77,869
Cie Financiere Richemont S.A., Registered Shares	2,283	220,113
Coca-Cola HBC AG	2,930	93,382
Credit Suisse Group AG, Registered Shares	10,264	107,989
DKSH Holding AG	1,258	96,975
EMS-Chemie Holding AG, Registered Shares	199	178,458
Galenica AG(b)	1,354	84,881
Geberit AG, Registered Shares	203	129,761
Givaudan S.A., Registered Shares	51	197,356
Julius Baer Group Ltd.	1,373	88,173
Kardex Holding AG, Registered Shares	351	71,904
Kuehne + Nagel International AG, Registered Shares	965	276,535
LafargeHolcim Ltd., Registered Shares*	7,382	435,633
Logitech International S.A., Registered Shares	1,074	113,134
Lonza Group AG, Registered Shares	161	90,392
Mobilezone Holding AG, Registered Shares	7,446	97,471
Nestle S.A., Registered Shares	27,413	3,068,252
Novartis AG, Registered Shares	37,538	3,221,531
OC Oerlikon Corp. AG, Registered Shares	11,357	131,894
Partners Group Holding AG	259	332,161
PSP Swiss Property AG, Registered Shares	597	73,075
Roche Holding AG, Bearer Shares	1,686	578,630
Roche Holding AG, Genusschein	7,789	2,527,918
Schindler Holding AG, Participation Certificate	300	88,488
Schindler Holding AG, Registered Shares	222	63,877
SFS Group AG	691	86,196
SGS S.A., Registered Shares	90	256,378
SIG Combibloc Group AG	3,901	90,608
Sika AG, Registered Shares	531	152,335
Stadler Rail AG(a)	1,591	76,140
STMicroelectronics N.V.(a)	2,004	76,594
Sulzer AG, Registered Shares	1,156	130,567
Swatch Group AG (The), Registered Shares	1,636	91,521
Swiss Life Holding AG, Registered Shares	481	237,446
Swiss Prime Site AG, Registered Shares	1,294	119,824
Swisscom AG, Registered Shares(a)	772	415,879
UBS Group AG, Registered Shares	29,325	456,007
Valiant Holding AG, Registered Shares	1,009	105,494
VAT Group AG(b)	396	111,418
Vontobel Holding AG, Registered Shares	1,033	79,027
Zurich Insurance Group AG	2,263	969,977

Total Switzerland		17,080,326

United Kingdom - 12.3%
Admiral Group PLC	5,527	236,470
Airtel Africa PLC(b)	77,454	84,743
Anglo American PLC	11,566	453,595
Antofagasta PLC	3,702	86,319
Ashmore Group PLC	12,432	67,135
Ashtead Group PLC	2,043	121,966
Assura PLC	44,934	44,699
AstraZeneca PLC	13,103	1,310,128
Aviva PLC	23,753	133,775
BAE Systems PLC	41,207	287,109
Berkeley Group Holdings PLC	2,110	129,227
Brewin Dolphin Holdings PLC	17,564	75,244
British American Tobacco PLC	50,984	1,951,305
Bunzl PLC	2,842	91,087
Clarkson PLC	1,798	68,219
Close Brothers Group PLC	4,995	106,889
Coca-Cola European Partners PLC	2,308	119,897
ConvaTec Group PLC(b)	25,639	69,369
Croda International PLC	785	68,753
Daily Mail & General Trust PLC, Class A Non-Voting Shares	7,353	92,116
DCC PLC	723	62,744
Diageo PLC	16,769	691,657
Direct Line Insurance Group PLC	29,170	126,090
Drax Group PLC	12,795	74,144
easyJet PLC*	9,868	133,181
Ferrexpo PLC	22,727	117,461
GlaxoSmithKline PLC	116,272	2,066,216
Hargreaves Lansdown PLC	4,423	94,069
Hikma Pharmaceuticals PLC	1,902	59,727
IMI PLC	6,187	113,873
Intertek Group PLC	1,274	98,469
Johnson Matthey PLC	1,457	60,568
Jupiter Fund Management PLC	11,842	45,519
Linde PLC	2,328	653,654
London Stock Exchange Group PLC	672	64,345
Londonmetric Property PLC	13,754	40,534
Mondi PLC	4,082	104,191
National Grid PLC	46,240	551,209
PayPoint PLC	9,408	76,583
Pearson PLC	8,363	89,031
Pennon Group PLC	6,129	82,448
Persimmon PLC*	2,299	93,255
Phoenix Group Holdings PLC	11,478	116,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Investments	Shares	Value
Quilter PLC(b)	26,748	$58,991
Reckitt Benckiser Group PLC	4,443	398,328
RELX PLC	13,994	351,204
Rio Tinto PLC	21,203	1,623,585
Sabre Insurance Group PLC(b)	21,820	76,166
Sage Group PLC (The)	12,284	103,859
Schroders PLC	2,737	132,168
Segro PLC	5,439	70,359
Severn Trent PLC	2,461	78,299
Smith & Nephew PLC	5,171	98,312
Smiths Group PLC	2,859	60,648
Spectris PLC	1,620	74,362
Spirax-Sarco Engineering PLC	241	37,906
SSE PLC	15,480	310,755
Standard Life Aberdeen PLC	51,236	204,931
Tate & Lyle PLC	10,592	112,117
Telecom Plus PLC	3,726	65,288
Tesco PLC	77,805	245,665
TP ICAP Group PLC	32,748	109,997
Unilever PLC	30,896	1,728,960
United Utilities Group PLC	8,960	114,448
Vodafone Group PLC	562,018	1,022,619
WM Morrison Supermarkets PLC	30,341	76,376
Workspace Group PLC	5,848	64,548

Total United Kingdom		18,433,173

TOTAL COMMON STOCKS (Cost: $128,997,120)		147,435,582

RIGHTS - 0.0%

Australia - 0.0%
Computershare Ltd., expiring 4/19/21*	1,233	1,427

Italy - 0.0%
Snam SpA, expiring 4/7/21*	43,013	0

TOTAL RIGHTS (Cost: $0)		1,427

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%

United States - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $4,599,320)	4,599,320	4,599,320

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $133,596,440)		152,036,329
Other Assets less Liabilities - (1.7)%		(2,471,567)

NET ASSETS - 100.0%		$149,564,762

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at March 31, 2021. At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,593,569 and the total market value of the collateral held by the Fund was $11,190,094. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,590,774.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/5/2021	66,992	ILS	20,088	USD	$1	$—
Bank of America N.A.	4/5/2021	140,406,487	JPY	1,270,609	USD	79	—
Bank of America N.A.	4/5/2021	20,088	USD	66,551	ILS	131	—
Bank of America N.A.	4/5/2021	1,270,609	USD	135,323,797	JPY	45,919	—
Bank of America N.A.	4/6/2021	154,887	SGD	115,276	USD	1	—
Bank of America N.A.	4/6/2021	115,276	USD	153,314	SGD	1,170	—
Bank of America N.A.	4/7/2021	630,677	AUD	480,375	USD	—	(17)
Bank of America N.A.	4/7/2021	735,023	CHF	781,005	USD	1	—
Bank of America N.A.	4/7/2021	822,092	EUR	966,176	USD	48	—
Bank of America N.A.	4/7/2021	477,052	GBP	658,208	USD	—	(17)
Bank of America N.A.	4/7/2021	907,269	SEK	104,085	USD	5	—
Bank of America N.A.	4/7/2021	480,375	USD	620,442	AUD	7,812	—
Bank of America N.A.	4/7/2021	781,005	USD	706,329	CHF	30,489	—
Bank of America N.A.	4/7/2021	966,176	USD	795,374	EUR	31,354	—
Bank of America N.A.	4/7/2021	658,208	USD	470,680	GBP	8,808	—
Bank of America N.A.	4/7/2021	104,085	USD	873,985	SEK	3,814	—
Bank of America N.A.	4/8/2021	317,564	DKK	50,188	USD	—	(3)
Bank of America N.A.	4/8/2021	246,788	NOK	28,909	USD	1	—
Bank of America N.A.	4/8/2021	50,188	USD	307,304	DKK	1,624	—
Bank of America N.A.	4/8/2021	28,909	USD	248,994	NOK	—	(260)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Bank of America N.A.	5/5/2021	448,866	USD	589,239	AUD	3		—
Bank of America N.A.	5/5/2021	1,205,617	USD	1,133,804	CHF	—		(38)
Bank of America N.A.	5/5/2021	49,048	USD	310,223	DKK	1		—
Bank of America N.A.	5/5/2021	1,014,288	USD	862,545	EUR	—		(69)
Bank of America N.A.	5/5/2021	21,732	USD	72,458	ILS	—		(3)
Bank of America N.A.	5/5/2021	86,671	USD	739,900	NOK	—		(7)
Bank of America N.A.	5/5/2021	107,820	USD	939,605	SEK	—		(8)
Bank of America N.A.	5/5/2021	121,861	USD	163,772	SGD	—		(11)
Bank of America N.A.	5/6/2021	664,406	USD	481,495	GBP	20		—
Bank of America N.A.	5/10/2021	2,168,654	USD	239,569,689	JPY	—		(180)
Bank of Montreal	4/5/2021	66,987	ILS	20,088	USD	—		(0)^
Bank of Montreal	4/5/2021	140,399,372	JPY	1,270,609	USD	15		—
Bank of Montreal	4/5/2021	20,088	USD	66,533	ILS	136		—
Bank of Montreal	4/5/2021	1,270,609	USD	135,319,604	JPY	45,957		—
Bank of Montreal	4/6/2021	154,887	SGD	115,276	USD	1		—
Bank of Montreal	4/6/2021	115,276	USD	153,309	SGD	1,173		—
Bank of Montreal	4/7/2021	630,688	AUD	480,375	USD	—		(8)
Bank of Montreal	4/7/2021	735,031	CHF	781,005	USD	9		—
Bank of Montreal	4/7/2021	822,063	EUR	966,176	USD	14		—
Bank of Montreal	4/7/2021	477,072	GBP	658,208	USD	10		—
Bank of Montreal	4/7/2021	907,240	SEK	104,085	USD	1		—
Bank of Montreal	4/7/2021	480,375	USD	620,427	AUD	7,823		—
Bank of Montreal	4/7/2021	781,005	USD	706,321	CHF	30,497		—
Bank of Montreal	4/7/2021	966,176	USD	795,349	EUR	31,383		—
Bank of Montreal	4/7/2021	658,208	USD	470,694	GBP	8,789		—
Bank of Montreal	4/7/2021	104,085	USD	873,986	SEK	3,814		—
Bank of Montreal	4/8/2021	317,577	DKK	50,188	USD	—		(1)
Bank of Montreal	4/8/2021	246,780	NOK	28,909	USD	0	^	—
Bank of Montreal	4/8/2021	50,188	USD	307,304	DKK	1,624		—
Bank of Montreal	4/8/2021	28,909	USD	248,971	NOK	—		(257)
Bank of Montreal	5/5/2021	448,866	USD	589,240	AUD	3		—
Bank of Montreal	5/5/2021	1,205,617	USD	1,133,810	CHF	—		(44)
Bank of Montreal	5/5/2021	49,048	USD	310,230	DKK	—		(0)^
Bank of Montreal	5/5/2021	1,014,288	USD	862,518	EUR	—		(37)
Bank of Montreal	5/5/2021	21,732	USD	72,473	ILS	—		(7)
Bank of Montreal	5/5/2021	86,671	USD	739,862	NOK	—		(3)
Bank of Montreal	5/5/2021	107,820	USD	939,560	SEK	—		(3)
Bank of Montreal	5/5/2021	121,861	USD	163,768	SGD	—		(7)
Bank of Montreal	5/6/2021	664,406	USD	481,519	GBP	—		(13)
Bank of Montreal	5/10/2021	2,168,654	USD	239,557,544	JPY	—		(70)
Canadian Imperial Bank of Commerce	4/5/2021	66,987	ILS	20,088	USD	0	^	—
Canadian Imperial Bank of Commerce	4/5/2021	140,405,089	JPY	1,270,609	USD	67		—
Canadian Imperial Bank of Commerce	4/5/2021	20,088	USD	66,523	ILS	139		—
Canadian Imperial Bank of Commerce	4/5/2021	1,270,609	USD	135,324,432	JPY	45,914		—
Canadian Imperial Bank of Commerce	4/6/2021	154,885	SGD	115,276	USD	—		(1)
Canadian Imperial Bank of Commerce	4/6/2021	115,276	USD	153,301	SGD	1,179		—
Canadian Imperial Bank of Commerce	4/7/2021	630,703	AUD	480,375	USD	4		—
Canadian Imperial Bank of Commerce	4/7/2021	735,043	CHF	781,005	USD	21		—
Canadian Imperial Bank of Commerce	4/7/2021	822,089	EUR	966,176	USD	44		—
Canadian Imperial Bank of Commerce	4/7/2021	477,066	GBP	658,208	USD	2		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Canadian Imperial Bank of Commerce	4/7/2021	907,236	SEK	104,085	USD	1		—
Canadian Imperial Bank of Commerce	4/7/2021	480,375	USD	620,439	AUD	7,814		—
Canadian Imperial Bank of Commerce	4/7/2021	781,005	USD	706,357	CHF	30,460		—
Canadian Imperial Bank of Commerce	4/7/2021	966,176	USD	795,377	EUR	31,351		—
Canadian Imperial Bank of Commerce	4/7/2021	658,208	USD	470,693	GBP	8,790		—
Canadian Imperial Bank of Commerce	4/7/2021	104,085	USD	873,988	SEK	3,813		—
Canadian Imperial Bank of Commerce	4/8/2021	317,587	DKK	50,188	USD	1		—
Canadian Imperial Bank of Commerce	4/8/2021	246,777	NOK	28,909	USD	0	^	—
Canadian Imperial Bank of Commerce	4/8/2021	50,188	USD	307,315	DKK	1,623		—
Canadian Imperial Bank of Commerce	4/8/2021	28,909	USD	248,980	NOK	—		(258)
Canadian Imperial Bank of Commerce	5/5/2021	448,866	USD	589,256	AUD	—		(10)
Canadian Imperial Bank of Commerce	5/5/2021	1,205,617	USD	1,133,823	CHF	—		(57)
Canadian Imperial Bank of Commerce	5/5/2021	49,048	USD	310,242	DKK	—		(2)
Canadian Imperial Bank of Commerce	5/5/2021	1,014,288	USD	862,548	EUR	—		(73)
Canadian Imperial Bank of Commerce	5/5/2021	21,732	USD	72,456	ILS	—		(2)
Canadian Imperial Bank of Commerce	5/5/2021	86,671	USD	739,857	NOK	—		(2)
Canadian Imperial Bank of Commerce	5/5/2021	107,820	USD	939,562	SEK	—		(3)
Canadian Imperial Bank of Commerce	5/5/2021	121,861	USD	163,759	SGD	—		(1)
Canadian Imperial Bank of Commerce	5/6/2021	664,406	USD	481,513	GBP	—		(5)
Canadian Imperial Bank of Commerce	5/10/2021	2,168,654	USD	239,571,641	JPY	—		(197)
Citibank N.A.	4/5/2021	66,985	ILS	20,088	USD	—		(1)
Citibank N.A.	4/5/2021	140,397,466	JPY	1,270,609	USD	—		(2)
Citibank N.A.	4/5/2021	20,088	USD	66,517	ILS	141		—
Citibank N.A.	4/5/2021	1,270,609	USD	135,321,764	JPY	45,938		—
Citibank N.A.	4/6/2021	154,881	SGD	115,276	USD	—		(4)
Citibank N.A.	4/6/2021	115,276	USD	153,305	SGD	1,177		—
Citibank N.A.	4/7/2021	630,677	AUD	480,375	USD	—		(16)
Citibank N.A.	4/7/2021	735,030	CHF	781,005	USD	7		—
Citibank N.A.	4/7/2021	822,052	EUR	966,176	USD	1		—
Citibank N.A.	4/7/2021	477,069	GBP	658,208	USD	6		—
Citibank N.A.	4/7/2021	907,234	SEK	104,085	USD	1		—
Citibank N.A.	4/7/2021	480,375	USD	620,425	AUD	7,825		—
Citibank N.A.	4/7/2021	781,005	USD	706,330	CHF	30,488		—
Citibank N.A.	4/7/2021	966,176	USD	795,353	EUR	31,379		—
Citibank N.A.	4/7/2021	658,208	USD	470,696	GBP	8,787		—
Citibank N.A.	4/7/2021	104,085	USD	873,994	SEK	3,813		—
Citibank N.A.	4/8/2021	317,579	DKK	50,188	USD	—		(1)
Citibank N.A.	4/8/2021	246,778	NOK	28,909	USD	0	^	—
Citibank N.A.	4/8/2021	50,188	USD	307,313	DKK	1,623		—
Citibank N.A.	4/8/2021	28,909	USD	248,968	NOK	—		(257)
Citibank N.A.	5/5/2021	448,866	USD	589,248	AUD	—		(3)
Citibank N.A.	5/5/2021	1,205,617	USD	1,133,800	CHF	—		(32)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Citibank N.A.	5/5/2021	49,048	USD	310,246	DKK	—		(3)
Citibank N.A.	5/5/2021	1,014,288	USD	862,525	EUR	—		(46)
Citibank N.A.	5/5/2021	21,732	USD	72,451	ILS	—		(0)^
Citibank N.A.	5/5/2021	86,671	USD	739,853	NOK	—		(2)
Citibank N.A.	5/5/2021	107,820	USD	939,570	SEK	—		(4)
Citibank N.A.	5/5/2021	121,861	USD	163,756	SGD	1		—
Citibank N.A.	5/6/2021	664,406	USD	481,520	GBP	—		(15)
Citibank N.A.	5/10/2021	2,168,654	USD	239,561,882	JPY	—		(109)
Commonwealth Bank of Australia	4/5/2021	66,987	ILS	20,088	USD	0	^	—
Commonwealth Bank of Australia	4/5/2021	140,406,487	JPY	1,270,609	USD	79		—
Commonwealth Bank of Australia	4/6/2021	154,885	SGD	115,276	USD	—		(1)
Commonwealth Bank of Australia	4/7/2021	630,703	AUD	480,375	USD	4		—
Commonwealth Bank of Australia	4/7/2021	735,043	CHF	781,005	USD	21		—
Commonwealth Bank of Australia	4/7/2021	822,092	EUR	966,176	USD	48		—
Commonwealth Bank of Australia	4/7/2021	477,066	GBP	658,208	USD	2		—
Commonwealth Bank of Australia	4/7/2021	907,236	SEK	104,085	USD	1		—
Commonwealth Bank of Australia	4/8/2021	317,587	DKK	50,188	USD	1		—
Commonwealth Bank of Australia	4/8/2021	246,777	NOK	28,909	USD	0	^	—
Commonwealth Bank of Australia	5/5/2021	448,866	USD	589,256	AUD	—		(10)
Commonwealth Bank of Australia	5/5/2021	1,205,617	USD	1,133,823	CHF	—		(57)
Commonwealth Bank of Australia	5/5/2021	49,048	USD	310,241	DKK	—		(2)
Commonwealth Bank of Australia	5/5/2021	1,014,288	USD	862,546	EUR	—		(71)
Commonwealth Bank of Australia	5/5/2021	21,732	USD	72,452	ILS	—		(1)
Commonwealth Bank of Australia	5/5/2021	86,671	USD	739,857	NOK	—		(2)
Commonwealth Bank of Australia	5/5/2021	107,820	USD	939,554	SEK	—		(2)
Commonwealth Bank of Australia	5/5/2021	121,861	USD	163,759	SGD	—		(1)
Commonwealth Bank of Australia	5/6/2021	664,406	USD	481,513	GBP	—		(5)
Commonwealth Bank of Australia	5/10/2021	2,168,654	USD	239,570,339	JPY	—		(186)
Credit Suisse International	4/5/2021	66,989	ILS	20,088	USD	1		—
Credit Suisse International	4/5/2021	140,394,670	JPY	1,270,609	USD	—		(28)
Credit Suisse International	4/5/2021	20,088	USD	66,516	ILS	141		—
Credit Suisse International	4/5/2021	1,270,609	USD	135,329,642	JPY	45,866		—
Credit Suisse International	4/6/2021	154,887	SGD	115,276	USD	1		—
Credit Suisse International	4/6/2021	115,276	USD	153,313	SGD	1,170		—
Credit Suisse International	4/7/2021	630,646	AUD	480,375	USD	—		(40)
Credit Suisse International	4/7/2021	734,999	CHF	781,005	USD	—		(25)
Credit Suisse International	4/7/2021	822,049	EUR	966,176	USD	—		(2)
Credit Suisse International	4/7/2021	477,061	GBP	658,208	USD	—		(5)
Credit Suisse International	4/7/2021	907,243	SEK	104,085	USD	2		—
Credit Suisse International	4/7/2021	480,375	USD	620,486	AUD	7,778		—
Credit Suisse International	4/7/2021	781,005	USD	706,362	CHF	30,454		—
Credit Suisse International	4/7/2021	966,176	USD	795,379	EUR	31,349		—
Credit Suisse International	4/7/2021	658,208	USD	470,732	GBP	8,737		—
Credit Suisse International	4/7/2021	104,085	USD	874,024	SEK	3,809		—
Credit Suisse International	4/8/2021	317,569	DKK	50,188	USD	—		(2)
Credit Suisse International	4/8/2021	246,781	NOK	28,909	USD	0	^	—
Credit Suisse International	4/8/2021	50,188	USD	307,301	DKK	1,625		—
Credit Suisse International	4/8/2021	28,909	USD	248,970	NOK	—		(257)
Credit Suisse International	5/5/2021	448,866	USD	589,273	AUD	—		(22)
Credit Suisse International	5/5/2021	1,205,617	USD	1,133,851	CHF	—		(88)
Credit Suisse International	5/5/2021	49,048	USD	310,238	DKK	—		(2)
Credit Suisse International	5/5/2021	1,014,288	USD	862,584	EUR	—		(116)
Credit Suisse International	5/5/2021	21,732	USD	72,458	ILS	—		(3)
Credit Suisse International	5/5/2021	86,671	USD	739,872	NOK	—		(4)
Credit Suisse International	5/5/2021	107,820	USD	939,589	SEK	—		(6)
Credit Suisse International	5/5/2021	121,861	USD	163,777	SGD	—		(14)
Credit Suisse International	5/6/2021	664,406	USD	481,542	GBP	—		(45)
Credit Suisse International	5/10/2021	2,168,654	USD	239,577,279	JPY	—		(248)
Goldman Sachs	4/5/2021	66,988	ILS	20,088	USD	0	^	—
Goldman Sachs	4/5/2021	140,400,515	JPY	1,270,609	USD	25		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Goldman Sachs	4/5/2021	20,088	USD	66,514	ILS	142		—
Goldman Sachs	4/5/2021	1,270,609	USD	135,319,350	JPY	45,960		—
Goldman Sachs	4/6/2021	154,888	SGD	115,276	USD	2		—
Goldman Sachs	4/6/2021	115,276	USD	153,308	SGD	1,174		—
Goldman Sachs	4/7/2021	630,689	AUD	480,375	USD	—		(7)
Goldman Sachs	4/7/2021	735,033	CHF	781,005	USD	11		—
Goldman Sachs	4/7/2021	822,067	EUR	966,176	USD	19		—
Goldman Sachs	4/7/2021	477,074	GBP	658,208	USD	13		—
Goldman Sachs	4/7/2021	907,242	SEK	104,085	USD	2		—
Goldman Sachs	4/7/2021	480,375	USD	620,415	AUD	7,832		—
Goldman Sachs	4/7/2021	781,005	USD	706,321	CHF	30,497		—
Goldman Sachs	4/7/2021	966,176	USD	795,345	EUR	31,388		—
Goldman Sachs	4/7/2021	658,208	USD	470,696	GBP	8,787		—
Goldman Sachs	4/7/2021	104,085	USD	873,990	SEK	3,813		—
Goldman Sachs	4/8/2021	317,578	DKK	50,188	USD	—		(1)
Goldman Sachs	4/8/2021	246,781	NOK	28,909	USD	0	^	—
Goldman Sachs	4/8/2021	50,188	USD	307,300	DKK	1,625		—
Goldman Sachs	4/8/2021	28,909	USD	248,965	NOK	—		(256)
Goldman Sachs	5/5/2021	448,866	USD	589,240	AUD	3		—
Goldman Sachs	5/5/2021	1,205,617	USD	1,133,797	CHF	—		(30)
Goldman Sachs	5/5/2021	49,048	USD	310,233	DKK	—		(1)
Goldman Sachs	5/5/2021	1,014,288	USD	862,510	EUR	—		(29)
Goldman Sachs	5/5/2021	21,732	USD	72,453	ILS	—		(1)
Goldman Sachs	5/5/2021	86,671	USD	739,859	NOK	—		(3)
Goldman Sachs	5/5/2021	107,820	USD	939,560	SEK	—		(3)
Goldman Sachs	5/5/2021	121,861	USD	163,765	SGD	—		(5)
Goldman Sachs	5/6/2021	664,406	USD	481,522	GBP	—		(18)
Goldman Sachs	5/10/2021	2,168,654	USD	239,555,376	JPY	—		(50)
HSBC Holdings PLC	4/5/2021	66,985	ILS	20,088	USD	—		(1)
HSBC Holdings PLC	4/5/2021	140,399,499	JPY	1,270,609	USD	16		—
HSBC Holdings PLC	4/5/2021	20,088	USD	66,514	ILS	142		—
HSBC Holdings PLC	4/5/2021	1,270,609	USD	135,319,985	JPY	45,954		—
HSBC Holdings PLC	4/6/2021	154,885	SGD	115,276	USD	—		(0)^
HSBC Holdings PLC	4/6/2021	115,276	USD	153,302	SGD	1,179		—
HSBC Holdings PLC	4/7/2021	630,687	AUD	480,375	USD	—		(9)
HSBC Holdings PLC	4/7/2021	735,029	CHF	781,005	USD	6		—
HSBC Holdings PLC	4/7/2021	822,060	EUR	966,176	USD	10		—
HSBC Holdings PLC	4/7/2021	477,071	GBP	658,208	USD	9		—
HSBC Holdings PLC	4/7/2021	907,237	SEK	104,085	USD	1		—
HSBC Holdings PLC	4/7/2021	480,375	USD	620,413	AUD	7,834		—
HSBC Holdings PLC	4/7/2021	781,005	USD	706,324	CHF	30,494		—
HSBC Holdings PLC	4/7/2021	966,176	USD	795,343	EUR	31,390		—
HSBC Holdings PLC	4/7/2021	658,208	USD	470,692	GBP	8,792		—
HSBC Holdings PLC	4/7/2021	104,085	USD	873,990	SEK	3,813		—
HSBC Holdings PLC	4/8/2021	317,575	DKK	50,188	USD	—		(1)
HSBC Holdings PLC	4/8/2021	246,779	NOK	28,909	USD	0	^	—
HSBC Holdings PLC	4/8/2021	50,188	USD	307,296	DKK	1,626		—
HSBC Holdings PLC	4/8/2021	28,909	USD	248,968	NOK	—		(257)
HSBC Holdings PLC	5/5/2021	448,866	USD	589,245	AUD	—		(1)
HSBC Holdings PLC	5/5/2021	1,205,617	USD	1,133,816	CHF	—		(50)
HSBC Holdings PLC	5/5/2021	49,048	USD	310,239	DKK	—		(2)
HSBC Holdings PLC	5/5/2021	1,014,288	USD	862,515	EUR	—		(35)
HSBC Holdings PLC	5/5/2021	21,732	USD	72,462	ILS	—		(4)
HSBC Holdings PLC	5/5/2021	86,671	USD	739,855	NOK	—		(2)
HSBC Holdings PLC	5/5/2021	107,820	USD	939,559	SEK	—		(3)
HSBC Holdings PLC	5/5/2021	121,861	USD	163,763	SGD	—		(4)
HSBC Holdings PLC	5/6/2021	664,406	USD	481,523	GBP	—		(19)
HSBC Holdings PLC	5/10/2021	2,168,654	USD	239,561,448	JPY	—		(105)
JP Morgan Chase Bank N.A.	4/5/2021	66,988	ILS	20,088	USD	0	^	—
JP Morgan Chase Bank N.A.	4/5/2021	140,400,388	JPY	1,270,609	USD	24		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

JP Morgan Chase Bank N.A.	4/5/2021	20,088	USD	66,515	ILS	141		—
JP Morgan Chase Bank N.A.	4/5/2021	1,270,609	USD	135,321,891	JPY	45,937		—
JP Morgan Chase Bank N.A.	4/6/2021	154,887	SGD	115,276	USD	1		—
JP Morgan Chase Bank N.A.	4/6/2021	115,276	USD	153,302	SGD	1,178		—
JP Morgan Chase Bank N.A.	4/7/2021	630,686	AUD	480,375	USD	—		(10)
JP Morgan Chase Bank N.A.	4/7/2021	735,037	CHF	781,005	USD	16		—
JP Morgan Chase Bank N.A.	4/7/2021	822,065	EUR	966,176	USD	17		—
JP Morgan Chase Bank N.A.	4/7/2021	477,055	GBP	658,208	USD	—		(13)
JP Morgan Chase Bank N.A.	4/7/2021	907,244	SEK	104,085	USD	2		—
JP Morgan Chase Bank N.A.	4/7/2021	480,375	USD	620,411	AUD	7,835		—
JP Morgan Chase Bank N.A.	4/7/2021	781,005	USD	706,316	CHF	30,503		—
JP Morgan Chase Bank N.A.	4/7/2021	966,176	USD	795,358	EUR	31,373		—
JP Morgan Chase Bank N.A.	4/7/2021	658,208	USD	470,665	GBP	8,829		—
JP Morgan Chase Bank N.A.	4/7/2021	104,085	USD	873,977	SEK	3,815		—
JP Morgan Chase Bank N.A.	4/8/2021	317,571	DKK	50,188	USD	—		(2)
JP Morgan Chase Bank N.A.	4/8/2021	246,775	NOK	28,909	USD	—		(0)^
JP Morgan Chase Bank N.A.	4/8/2021	50,188	USD	307,296	DKK	1,626		—
JP Morgan Chase Bank N.A.	4/8/2021	28,909	USD	248,965	NOK	—		(256)
JP Morgan Chase Bank N.A.	5/5/2021	448,866	USD	589,242	AUD	1		—
JP Morgan Chase Bank N.A.	5/5/2021	1,205,617	USD	1,133,797	CHF	—		(30)
JP Morgan Chase Bank N.A.	5/5/2021	49,048	USD	310,225	DKK	0	^	—
JP Morgan Chase Bank N.A.	5/5/2021	1,014,288	USD	862,526	EUR	—		(47)
JP Morgan Chase Bank N.A.	5/5/2021	21,732	USD	72,453	ILS	—		(1)
JP Morgan Chase Bank N.A.	5/5/2021	86,671	USD	739,834	NOK	0	^	—
JP Morgan Chase Bank N.A.	5/5/2021	107,820	USD	939,561	SEK	—		(3)
JP Morgan Chase Bank N.A.	5/5/2021	121,861	USD	163,762	SGD	—		(3)
JP Morgan Chase Bank N.A.	5/6/2021	664,406	USD	481,494	GBP	21		—
JP Morgan Chase Bank N.A.	5/10/2021	2,168,654	USD	239,562,532	JPY	—		(115)
Morgan Stanley & Co. International	4/5/2021	66,989	ILS	20,088	USD	1		—
Morgan Stanley & Co. International	4/5/2021	140,400,769	JPY	1,270,609	USD	28		—
Morgan Stanley & Co. International	4/5/2021	20,088	USD	66,511	ILS	143		—
Morgan Stanley & Co. International	4/5/2021	1,270,609	USD	135,326,465	JPY	45,895		—
Morgan Stanley & Co. International	4/6/2021	154,896	SGD	115,276	USD	8		—
Morgan Stanley & Co. International	4/6/2021	115,276	USD	153,314	SGD	1,170		—
Morgan Stanley & Co. International	4/7/2021	630,653	AUD	480,375	USD	—		(34)
Morgan Stanley & Co. International	4/7/2021	735,058	CHF	781,005	USD	38		—
Morgan Stanley & Co. International	4/7/2021	822,068	EUR	966,176	USD	20		—
Morgan Stanley & Co. International	4/7/2021	477,028	GBP	658,208	USD	—		(50)
Morgan Stanley & Co. International	4/7/2021	907,260	SEK	104,085	USD	4		—
Morgan Stanley & Co. International	4/7/2021	480,375	USD	620,487	AUD	7,777		—
Morgan Stanley & Co. International	4/7/2021	781,005	USD	706,255	CHF	30,567		—
Morgan Stanley & Co. International	4/7/2021	966,176	USD	795,410	EUR	31,312		—
Morgan Stanley & Co. International	4/7/2021	658,208	USD	470,676	GBP	8,814		—
Morgan Stanley & Co. International	4/7/2021	104,085	USD	874,005	SEK	3,812		—
Morgan Stanley & Co. International	4/8/2021	317,570	DKK	50,188	USD	—		(2)
Morgan Stanley & Co. International	4/8/2021	246,784	NOK	28,909	USD	1		—
Morgan Stanley & Co. International	4/8/2021	50,188	USD	307,284	DKK	1,627		—
Morgan Stanley & Co. International	4/8/2021	28,909	USD	248,962	NOK	—		(256)
Morgan Stanley & Co. International	5/5/2021	448,866	USD	589,210	AUD	26		—
Morgan Stanley & Co. International	5/5/2021	1,205,617	USD	1,133,847	CHF	—		(82)
Morgan Stanley & Co. International	5/5/2021	49,048	USD	310,223	DKK	1		—
Morgan Stanley & Co. International	5/5/2021	1,014,288	USD	862,526	EUR	—		(47)
Morgan Stanley & Co. International	5/5/2021	21,732	USD	72,453	ILS	—		(1)
Morgan Stanley & Co. International	5/5/2021	86,671	USD	739,870	NOK	—		(4)
Morgan Stanley & Co. International	5/5/2021	107,820	USD	939,587	SEK	—		(6)
Morgan Stanley & Co. International	5/5/2021	121,861	USD	163,775	SGD	—		(13)
Morgan Stanley & Co. International	5/6/2021	664,406	USD	481,478	GBP	43		—
Morgan Stanley & Co. International	5/10/2021	2,168,654	USD	239,559,930	JPY	—		(91)
Royal Bank of Canada	4/5/2021	86,170	ILS	25,841	USD	—		(0)^
Royal Bank of Canada	4/5/2021	180,511,742	JPY	1,633,654	USD	—		(10)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Royal Bank of Canada	4/5/2021	20,088	USD	66,519	ILS	140		—
Royal Bank of Canada	4/5/2021	25,841	USD	85,569	ILS	181		—
Royal Bank of Canada	4/5/2021	1,270,609	USD	135,317,190	JPY	45,979		—
Royal Bank of Canada	4/5/2021	1,633,654	USD	173,980,720	JPY	59,117		—
Royal Bank of Canada	4/6/2021	199,143	SGD	148,216	USD	—		(1)
Royal Bank of Canada	4/6/2021	115,276	USD	153,300	SGD	1,180		—
Royal Bank of Canada	4/6/2021	148,216	USD	197,105	SGD	1,518		—
Royal Bank of Canada	4/7/2021	810,905	AUD	617,632	USD	—		(2)
Royal Bank of Canada	4/7/2021	945,030	CHF	1,004,150	USD	—		(0)^
Royal Bank of Canada	4/7/2021	1,056,927	EUR	1,242,233	USD	—		(1)
Royal Bank of Canada	4/7/2021	613,372	GBP	846,270	USD	2		—
Royal Bank of Canada	4/7/2021	1,166,516	SEK	133,834	USD	—		(1)
Royal Bank of Canada	4/7/2021	480,375	USD	620,423	AUD	7,826		—
Royal Bank of Canada	4/7/2021	617,632	USD	797,696	AUD	10,062		—
Royal Bank of Canada	4/7/2021	781,005	USD	706,332	CHF	30,486		—
Royal Bank of Canada	4/7/2021	1,004,150	USD	908,141	CHF	39,196		—
Royal Bank of Canada	4/7/2021	1,242,233	USD	1,022,591	EUR	40,358		—
Royal Bank of Canada	4/7/2021	966,176	USD	795,344	EUR	31,389		—
Royal Bank of Canada	4/7/2021	658,208	USD	470,693	GBP	8,790		—
Royal Bank of Canada	4/7/2021	846,270	USD	605,179	GBP	11,302		—
Royal Bank of Canada	4/7/2021	133,834	USD	1,123,763	SEK	4,906		—
Royal Bank of Canada	4/7/2021	104,085	USD	873,970	SEK	3,816		—
Royal Bank of Canada	4/8/2021	408,333	DKK	64,530	USD	—		(1)
Royal Bank of Canada	4/8/2021	317,327	NOK	37,174	USD	—		(0)^
Royal Bank of Canada	4/8/2021	50,188	USD	307,304	DKK	1,624		—
Royal Bank of Canada	4/8/2021	64,530	USD	395,120	DKK	2,089		—
Royal Bank of Canada	4/8/2021	28,909	USD	248,975	NOK	—		(257)
Royal Bank of Canada	4/8/2021	37,174	USD	320,156	NOK	—		(331)
Royal Bank of Canada	5/5/2021	577,115	USD	757,606	AUD	—		(4)
Royal Bank of Canada	5/5/2021	1,550,084	USD	1,457,722	CHF	—		(15)
Royal Bank of Canada	5/5/2021	63,073	USD	398,953	DKK	—		(3)
Royal Bank of Canada	5/5/2021	1,304,095	USD	1,108,953	EUR	—		(39)
Royal Bank of Canada	5/5/2021	27,946	USD	93,176	ILS	—		(3)
Royal Bank of Canada	5/5/2021	111,438	USD	951,287	NOK	—		(4)
Royal Bank of Canada	5/5/2021	138,638	USD	1,208,101	SEK	—		(2)
Royal Bank of Canada	5/5/2021	156,690	USD	210,567	SGD	—		(4)
Royal Bank of Canada	5/6/2021	854,250	USD	619,098	GBP	—		(7)
Royal Bank of Canada	5/10/2021	2,788,277	USD	308,003,672	JPY	—		(92)
Societe Generale	4/5/2021	66,988	ILS	20,088	USD	0	^	—
Societe Generale	4/5/2021	140,404,835	JPY	1,270,609	USD	64		—
Societe Generale	4/5/2021	20,088	USD	66,520	ILS	140		—
Societe Generale	4/5/2021	1,270,609	USD	135,326,211	JPY	45,898		—
Societe Generale	4/6/2021	154,886	SGD	115,276	USD	0	^	—
Societe Generale	4/6/2021	115,276	USD	153,299	SGD	1,181		—
Societe Generale	4/7/2021	630,678	AUD	480,375	USD	—		(15)
Societe Generale	4/7/2021	735,043	CHF	781,005	USD	21		—
Societe Generale	4/7/2021	822,071	EUR	966,176	USD	24		—
Societe Generale	4/7/2021	477,065	GBP	658,208	USD	1		—
Societe Generale	4/7/2021	907,275	SEK	104,085	USD	5		—
Societe Generale	4/7/2021	480,375	USD	620,431	AUD	7,820		—
Societe Generale	4/7/2021	781,005	USD	706,325	CHF	30,493		—
Societe Generale	4/7/2021	966,176	USD	795,357	EUR	31,374		—
Societe Generale	4/7/2021	658,208	USD	470,687	GBP	8,800		—
Societe Generale	4/7/2021	104,085	USD	873,967	SEK	3,816		—
Societe Generale	4/8/2021	317,588	DKK	50,188	USD	1		—
Societe Generale	4/8/2021	246,411	NOK	28,909	USD	—		(43)
Societe Generale	4/8/2021	50,188	USD	307,271	DKK	1,630		—
Societe Generale	4/8/2021	28,909	USD	248,968	NOK	—		(257)
Societe Generale	5/5/2021	448,866	USD	589,241	AUD	2		—
Societe Generale	5/5/2021	1,205,617	USD	1,133,810	CHF	—		(44)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

Societe Generale	5/5/2021	49,048	USD	310,246	DKK	—		(3)
Societe Generale	5/5/2021	1,014,288	USD	862,537	EUR	—		(60)
Societe Generale	5/5/2021	21,732	USD	72,454	ILS	—		(1)
Societe Generale	5/5/2021	86,671	USD	738,747	NOK	128		—
Societe Generale	5/5/2021	107,820	USD	939,588	SEK	—		(6)
Societe Generale	5/5/2021	121,861	USD	163,759	SGD	—		(1)
Societe Generale	5/6/2021	664,406	USD	481,520	GBP	—		(15)
Societe Generale	5/10/2021	2,168,654	USD	239,566,870	JPY	—		(154)
Standard Chartered Bank	4/5/2021	66,987	ILS	20,088	USD	—		(0)^
Standard Chartered Bank	4/5/2021	140,395,941	JPY	1,270,609	USD	—		(16)
Standard Chartered Bank	4/5/2021	20,088	USD	66,519	ILS	140		—
Standard Chartered Bank	4/5/2021	1,270,609	USD	135,332,565	JPY	45,840		—
Standard Chartered Bank	4/6/2021	154,884	SGD	115,276	USD	—		(1)
Standard Chartered Bank	4/6/2021	115,276	USD	153,300	SGD	1,180		—
Standard Chartered Bank	4/7/2021	630,656	AUD	480,375	USD	—		(32)
Standard Chartered Bank	4/7/2021	735,022	CHF	781,005	USD	—		(1)
Standard Chartered Bank	4/7/2021	822,033	EUR	966,176	USD	—		(22)
Standard Chartered Bank	4/7/2021	477,047	GBP	658,208	USD	—		(24)
Standard Chartered Bank	4/7/2021	907,224	SEK	104,085	USD	—		(0)^
Standard Chartered Bank	4/7/2021	480,375	USD	620,402	AUD	7,842		—
Standard Chartered Bank	4/7/2021	781,005	USD	706,331	CHF	30,487		—
Standard Chartered Bank	4/7/2021	966,176	USD	795,389	EUR	31,337		—
Standard Chartered Bank	4/7/2021	658,208	USD	470,683	GBP	8,804		—
Standard Chartered Bank	4/7/2021	104,085	USD	873,983	SEK	3,814		—
Standard Chartered Bank	4/8/2021	317,581	DKK	50,188	USD	—		(0)^
Standard Chartered Bank	4/8/2021	246,776	NOK	28,909	USD	—		(0)^
Standard Chartered Bank	4/8/2021	50,188	USD	307,314	DKK	1,623		—
Standard Chartered Bank	4/8/2021	28,909	USD	248,971	NOK	—		(257)
Standard Chartered Bank	5/5/2021	448,866	USD	589,286	AUD	—		(33)
Standard Chartered Bank	5/5/2021	1,205,617	USD	1,133,778	CHF	—		(9)
Standard Chartered Bank	5/5/2021	49,048	USD	310,246	DKK	—		(3)
Standard Chartered Bank	5/5/2021	1,014,288	USD	862,579	EUR	—		(109)
Standard Chartered Bank	5/5/2021	21,732	USD	72,453	ILS	—		(1)
Standard Chartered Bank	5/5/2021	86,671	USD	739,848	NOK	—		(1)
Standard Chartered Bank	5/5/2021	107,820	USD	939,550	SEK	—		(2)
Standard Chartered Bank	5/5/2021	121,861	USD	163,765	SGD	—		(5)
Standard Chartered Bank	5/6/2021	664,406	USD	481,528	GBP	—		(26)
Standard Chartered Bank	5/10/2021	2,168,654	USD	239,580,966	JPY	—		(282)
UBS AG	4/5/2021	66,986	ILS	20,088	USD	—		(0)^
UBS AG	4/5/2021	140,396,576	JPY	1,270,609	USD	—		(10)
UBS AG	4/5/2021	20,088	USD	66,535	ILS	136		—
UBS AG	4/5/2021	1,270,609	USD	135,319,858	JPY	45,955		—
UBS AG	4/6/2021	154,887	SGD	115,276	USD	1		—
UBS AG	4/6/2021	115,276	USD	153,332	SGD	1,156		—
UBS AG	4/7/2021	630,691	AUD	480,375	USD	—		(6)
UBS AG	4/7/2021	735,019	CHF	781,005	USD	—		(4)
UBS AG	4/7/2021	822,048	EUR	966,176	USD	—		(4)
UBS AG	4/7/2021	477,069	GBP	658,208	USD	6		—
UBS AG	4/7/2021	907,234	SEK	104,085	USD	1		—
UBS AG	4/7/2021	480,375	USD	620,415	AUD	7,832		—
UBS AG	4/7/2021	781,005	USD	706,364	CHF	30,451		—
UBS AG	4/7/2021	966,176	USD	795,360	EUR	31,370		—
UBS AG	4/7/2021	658,208	USD	470,697	GBP	8,786		—
UBS AG	4/7/2021	104,085	USD	873,994	SEK	3,813		—
UBS AG	4/8/2021	317,579	DKK	50,188	USD	—		(0)^
UBS AG	4/8/2021	246,779	NOK	28,909	USD	0	^	—
UBS AG	4/8/2021	50,188	USD	307,323	DKK	1,621		—
UBS AG	4/8/2021	28,909	USD	248,983	NOK	—		(258)
UBS AG	5/5/2021	448,866	USD	589,243	AUD	0	^	—
UBS AG	5/5/2021	1,205,617	USD	1,133,833	CHF	—		(68)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2021

UBS AG	5/5/2021	49,048	USD	310,238	DKK	—	(2)
UBS AG	5/5/2021	1,014,288	USD	862,528	EUR	—	(49)
UBS AG	5/5/2021	21,732	USD	72,466	ILS	—	(5)
UBS AG	5/5/2021	86,671	USD	739,847	NOK	—	(1)
UBS AG	5/5/2021	107,820	USD	939,557	SEK	—	(2)
UBS AG	5/5/2021	121,861	USD	163,761	SGD	—	(2)
UBS AG	5/6/2021	664,406	USD	481,519	GBP	—	(13)
UBS AG	5/10/2021	2,168,654	USD	239,562,749	JPY	—	(117)

						$1,874,748	$(8,118)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Japan	$36,096,226	$76,814	$—	$36,173,040
Other	111,262,542	—	—	111,262,542
Rights
Australia	1,427	—	—	1,427
Italy	—	0	—	0
Investment of Cash Collateral for Securities Loaned	—	4,599,320	—	4,599,320

Total Investments in Securities	$147,360,195	$4,676,134	$—	$152,036,329

Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$1,874,748	$—	$1,874,748
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$(8,118)	$—	$(8,118)

Total - Net	$147,360,195	$6,542,764	$—	$153,902,959

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 13.1%
Accent Group Ltd.	49,758	$85,271
Adairs Ltd.	12,766	36,948
Adbri Ltd.	36,624	97,074
ARB Corp., Ltd.(a)	2,349	61,635
Asaleo Care Ltd.	30,561	32,588
AUB Group Ltd.	5,137	75,357
Aurelia Metals Ltd.	40,393	11,383
Austal Ltd.	16,964	28,942
Australian Finance Group Ltd.(a)	21,672	43,412
Baby Bunting Group Ltd.	8,349	35,356
Bapcor Ltd.	10,794	61,577
Beach Energy Ltd.(a)	59,456	77,663
Beacon Lighting Group Ltd.	14,457	19,545
Bega Cheese Ltd.	6,940	33,565
Bell Financial Group Ltd.(a)	39,633	54,034
Bingo Industries Ltd.(a)	15,940	36,665
Bravura Solutions Ltd.	15,922	30,924
Brickworks Ltd.	7,995	126,903
Capitol Health Ltd.	76,688	20,151
Cedar Woods Properties Ltd.	5,680	29,202
Centuria Capital Group(a)	32,446	61,287
Codan Ltd.	7,012	82,460
Collins Foods Ltd.(a)	4,145	32,865
Costa Group Holdings Ltd.	10,924	39,355
Cromwell Property Group	361,574	227,199
Data#3 Ltd.	8,878	35,094
Dicker Data Ltd.(a)	9,131	70,729
Elders Ltd.	5,785	54,768
Growthpoint Properties Australia Ltd.	78,583	207,689
GUD Holdings Ltd.(a)	3,878	34,529
GWA Group Ltd.	19,167	41,752
Hansen Technologies Ltd.	7,090	29,323
Home Consortium Ltd.	10,568	35,416
IGO Ltd.	24,457	116,982
Infomedia Ltd.(a)	17,276	19,737
Ingenia Communities Group	15,358	59,189
Inghams Group Ltd.(a)	29,288	74,506
Integral Diagnostics Ltd.(a)	8,149	29,420
Integrated Research Ltd.	7,270	12,846
Invocare Ltd.(a)	5,581	47,651
IPH Ltd.	15,024	75,753
IRESS Ltd.	12,743	89,098
Johns Lyng Group Ltd.	8,922	26,230
Jumbo Interactive Ltd.(a)	3,326	32,122
Kogan.com Ltd.(a)	2,349	21,469
MACA Ltd.	35,015	27,336
Macmahon Holdings Ltd.	178,451	27,183
McPherson’s Ltd.(a)	13,600	14,864
Metcash Ltd.(a)	64,327	180,300
Moelis Australia Ltd.	7,175	27,652
Monadelphous Group Ltd.	5,274	41,776
Monash IVF Group Ltd.	37,917	22,815
Money3 Corp. Ltd.	13,021	28,761
NIB Holdings Ltd.	24,065	95,861
Nick Scali Ltd.	7,552	57,347
Nickel Mines Ltd.	54,535	50,882
Nine Entertainment Co. Holdings Ltd.	90,458	190,846
NRW Holdings Ltd.(a)	20,712	30,998
OFX Group Ltd.	20,051	16,799
Omni Bridgeway Ltd.(a)	8,035	21,481
Orora Ltd.	77,789	180,114
Pacific Current Group Ltd.	6,662	27,502
Pact Group Holdings Ltd.	9,840	26,381
Pendal Group Ltd.(a)	29,731	147,190
Perenti Global Ltd.	73,896	57,127
Perpetual Ltd.	4,400	110,558
Pinnacle Investment Management Group Ltd.	9,560	67,134
Platinum Asset Management Ltd.	73,825	281,144
Premier Investments Ltd.(a)	8,212	162,809
Ramelius Resources Ltd.	19,515	21,924
Redcape Hotel Group	47,714	35,978
Regis Resources Ltd.	30,664	67,730
Resimac Group Ltd.(a)	16,080	26,454
Sandfire Resources Ltd.	13,358	54,330
SeaLink Travel Group Ltd.	5,698	39,797
Select Harvests Ltd.(a)	8,318	39,596
Service Stream Ltd.(a)	31,622	25,650
SmartGroup Corp., Ltd.(a)	14,718	70,959
St Barbara Ltd.	32,947	49,310
Steadfast Group Ltd.	36,974	107,294
Super Retail Group Ltd.(a)	6,146	55,097
Tassal Group Ltd.(a)	20,830	52,990
Technology One Ltd.(a)	10,350	73,628
Viva Energy Group Ltd.(b)	66,232	84,749

Total Australia		5,256,010

Austria - 1.3%
Oesterreichische Post AG(a)	7,078	310,290
Schoeller-Bleckmann Oilfield Equipment AG	1,713	77,009
UNIQA Insurance Group AG	19,722	148,347

Total Austria		535,646

Belgium - 2.2%
Barco N.V.	4,471	105,148
Bekaert S.A.	1,961	82,234
Euronav N.V.	49,624	455,211
Fagron	728	16,197
Intervest Offices & Warehouses N.V.	2,510	62,393
Orange Belgium S.A.	3,537	95,196
Recticel S.A.	3,032	44,259
Xior Student Housing N.V.	498	26,631

Total Belgium		887,269

China - 4.0%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(a)	40,300	55,050
China Overseas Grand Oceans Group Ltd.	323,400	211,317
China Power International Development Ltd.	1,231,000	286,594
China South City Holdings Ltd.	506,000	55,973
China Tobacco International HK Co., Ltd.(a)	12,000	31,179
CITIC Telecom International Holdings Ltd.	332,678	117,676
CPMC Holdings Ltd.	146,900	83,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Investments	Shares		Value
Genertec Universal Medical Group Co., Ltd.(b)	148,300		$121,700
Poly Property Group Co., Ltd.	419,000		123,418
Shanghai Industrial Holdings Ltd.	103,000		153,683
Shougang Fushan Resources Group Ltd.	391,885		97,285
Yanlord Land Group Ltd.	225,409		208,029
Zensun Enterprises Ltd.	1,170,000		71,484

Total China			1,616,527

Denmark - 1.7%
Cementir Holding N.V.	4,307		44,293
Chemometec A/S	1,041		98,869
D/S Norden A/S	3,025		70,272
NNIT A/S(b)	2,215		37,244
Per Aarsleff Holding A/S	1,325		57,686
Ringkjoebing Landbobank A/S	1,099		107,678
Scandinavian Tobacco Group A/S, Class A(b)	14,883		286,232

Total Denmark			702,274

Finland - 4.1%
Altia Oyj(a)	2,552		31,913
Cargotec Oyj, Class B	3,686		199,712
Fiskars Oyj Abp	2,021		37,672
Kamux Corp.	1,607		24,704
Kemira Oyj	9,820		151,078
Lassila & Tikanoja Oyj(a)	2,462		40,452
Neles Oyj	29,418		374,447
Oriola Oyj, Class B(a)	11,864		28,585
Raisio Oyj, Class V	7,389		33,999
Revenio Group Oyj	645		38,358
Rovio Entertainment Oyj(a)(b)	3,905		30,452
Sanoma Oyj	5,708		96,067
Talenom Oyj(a)	1,690		21,253
Terveystalo Oyj(b)	4,061		56,511
Tikkurila Oyj	3,342		132,958
Tokmanni Group Corp.	2,510		59,000
Uponor Oyj	6,014		133,731
Verkkokauppa.com Oyj	5,177		53,666
YIT Oyj(a)	21,150		112,704

Total Finland			1,657,262

France - 3.1%
ABC Arbitrage	3,627		30,905
Albioma S.A.	1,435		70,498
Chargeurs S.A.(a)	1,317		35,756
Derichebourg S.A.*	12,994		106,521
IPSOS	1,757		66,493
Kaufman & Broad S.A.	1,827		79,127
Nexity S.A.	7,991		395,208
Quadient S.A.	2,132		51,368
Societe BIC S.A.	4,597		269,710
Vicat S.A.	2,770		134,781

Total France			1,240,367

Germany - 3.3%
Bilfinger SE	769		28,181
CANCOM SE	946		54,636
CropEnergies AG	5,253		73,716
DIC Asset AG	9,116		158,353
Duerr AG	3,652		152,373
Eckert & Ziegler Strahlen- und Medizintechnik AG	416		33,271
Elmos Semiconductor SE	1,097		46,157
GFT Technologies SE	1,999		37,168
GRENKE AG(a)	1,934		73,419
Hamborner REIT AG	8,135		86,193
Hamburger Hafen und Logistik AG	5,613		124,551
Hornbach Baumarkt AG	1,600		67,415
Hornbach Holding AG & Co. KGaA	737		72,067
Indus Holding AG	960		39,941
Jenoptik AG	653		19,647
Krones AG	798		64,902
MLP SE	3,864		31,926
STRATEC SE	210		28,433
VERBIO Vereinigte BioEnergie AG	1,813		78,201
Wuestenrot & Wuerttembergische AG	1,664		34,772

Total Germany			1,305,322

Hong Kong - 1.7%
Dah Sing Banking Group Ltd.	55,200		62,481
Dah Sing Financial Holdings Ltd.	28,000		92,199
Guotai Junan International Holdings Ltd.	850,052		156,355
Hutchison Port Holdings Trust	1,177,600		264,960
Kowloon Development Co., Ltd.	47,000		51,628
Nissin Foods Co., Ltd.(a)	44,000		33,505
Sun Hung Kai & Co., Ltd.	60,000		30,562

Total Hong Kong			691,690

Indonesia - 0.2%
Bumitama Agri Ltd.	54,500		19,470
First Resources Ltd.	60,627		62,721

Total Indonesia			82,191

Ireland - 0.4%
Hibernia REIT PLC	48,382		62,777
Irish Continental Group PLC	5,063		26,331
Kenmare Resources PLC	3,938		22,005
Total Produce PLC	20,423		49,446

Total Ireland			160,559

Israel - 4.1%
Altshuler Shaham Provident Funds & Pension Ltd.	14,515		92,713
Arad Ltd.	1,309		18,866
Ashtrom Group Ltd.	6,509		122,579
Atreyu Capital Markets Ltd.	2,579		38,321
Big Shopping Centers Ltd.*	582		62,848
Delek Automotive Systems Ltd.	8,137		99,556
Delek Group Ltd.*	0	‡	17
Delta Galil Industries Ltd.	1,272		31,511
Elco Ltd.	984		48,275
Electra Consumer Products 1970 Ltd.	4,461		193,171
FIBI Holdings Ltd.	2,752		86,570
Freshmarket Ltd.	8,388		37,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Investments	Shares		Value
Inrom Construction Industries Ltd.	6,822		$33,776
Isracard Ltd.	16,004		55,095
Israel Canada T.R Ltd.	12,121		34,531
Israel Land Development - Urban Renewal Ltd.	2,935		32,759
Magic Software Enterprises Ltd.	2,046		31,843
Matrix IT Ltd.	2,899		69,565
Maytronics Ltd.	3,045		55,411
Mega Or Holdings Ltd.	1,656		48,935
Mehadrin Ltd.*	0	‡	17
Menora Mivtachim Holdings Ltd.	2,213		45,989
Mivne Real Estate KD Ltd.	25,652		63,170
Oil Refineries Ltd.*	500,880		116,557
OPC Energy Ltd.*	10,072		102,843
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	767		49,934
Shufersal Ltd.	5,730		47,219
YD More Investments Ltd.	8,351		32,556

Total Israel			1,652,005

Italy - 3.2%
Anima Holding SpA(b)	40,231		207,669
Ascopiave SpA	11,435		52,482
Carel Industries SpA(b)	1,355		27,646
Danieli & C. Officine Meccaniche SpA	977		24,630
Danieli & C. Officine Meccaniche SpA, RSP	1,624		24,928
Datalogic SpA	3,239		66,314
Enav SpA(b)	63,877		311,410
Falck Renewables SpA	7,627		54,725
Fiera Milano SpA	10,901		44,393
Immobiliare Grande Distribuzione SIIQ SpA	18,411		76,708
La Doria SpA	1,163		24,604
Piaggio & C. SpA	32,942		125,287
RAI Way SpA(b)	20,898		118,140
SOL SpA	3,657		71,993
Zignago Vetro SpA	2,533		48,228

Total Italy			1,279,157

Japan - 25.0%
77 Bank Ltd. (The)	1,435		20,272
Adastria Co., Ltd.	800		14,690
ADEKA Corp.	2,800		55,037
Advan Co., Ltd.	1,200		11,044
Aeon Delight Co., Ltd.	700		20,430
AEON Financial Service Co., Ltd.	4,200		56,443
Ai Holdings Corp.	600		11,908
Aica Kogyo Co., Ltd.	1,300		46,941
Aichi Corp.	1,900		15,303
Aida Engineering Ltd.(a)	2,100		18,891
Alconix Corp.	1,100		16,465
Alleanza Holdings Co., Ltd.	900		10,824
Altech Corp.	1,100		21,811
Amano Corp.	1,100		26,758
Arata Corp.	200		8,878
Arcs Co., Ltd.	600		12,983
Ariake Japan Co., Ltd.	100		6,072
ARTERIA Networks Corp.	1,300		19,318
Aruhi Corp.	700		11,434
Asahi Holdings, Inc.(a)	2,400		46,002
Asanuma Corp.	500		20,271
ASKUL Corp.	400		15,312
Autobacs Seven Co., Ltd.	2,000		27,149
Avex, Inc.(a)	1,700		21,031
Awa Bank Ltd. (The)	570		12,855
Axial Retailing, Inc.	300		13,072
Bank of Nagoya Ltd. (The)	549		15,650
Bank of Okinawa Ltd. (The)(a)	542		14,960
Bank of Saga Ltd. (The)(a)	1,100		14,693
Baroque Japan Ltd.	2,100		14,957
BayCurrent Consulting, Inc.	100		22,851
Belc Co., Ltd.	200		11,167
Bell System24 Holdings, Inc.	1,101		18,842
Belluna Co., Ltd.	1,300		15,271
BeNEXT Group, Inc.(a)	3,164		50,424
Bic Camera, Inc.	1,300		14,588
BML, Inc.	500		17,308
Bunka Shutter Co., Ltd.	2,400		22,892
C.I. Takiron Corp.	4,700		28,881
Canon Electronics, Inc.	1,300		20,259
Central Glass Co., Ltd.	1,000		21,321
Chiyoda Co., Ltd.	2,400		21,524
Chugoku Bank Ltd. (The)	3,000		25,385
Chugoku Marine Paints Ltd.	2,200		19,810
cocokara fine, Inc.	200		15,403
COLOPL, Inc.(a)	900		6,793
Computer Engineering & Consulting Ltd.	1,000		13,005
CONEXIO Corp.	2,000		25,122
Cosmo Energy Holdings Co., Ltd.(a)	2,319		55,341
Create SD Holdings Co., Ltd.(a)	700		22,805
Credit Saison Co., Ltd.(a)	3,500		42,063
Dai-Dan Co., Ltd.	900		24,133
Daibiru Corp.	1,300		16,788
Daicel Corp.(a)	7,500		57,828
Daihen Corp.	537		23,643
Daiho Corp.	500		17,534
Daiichikosho Co., Ltd.	1,000		38,824
Daiken Corp.	1,000		19,946
Daikyonishikawa Corp.(a)	2,600		18,212
Daio Paper Corp.	1,500		25,778
Daiseki Co., Ltd.(a)	800		29,032
Daishi Hokuetsu Financial Group, Inc.	1,500		35,430
Daiwabo Holdings Co., Ltd.	2,000		30,443
DCM Holdings Co., Ltd.	2,400		25,151
Denyo Co., Ltd.	695		13,158
Dexerials Corp.(a)	1,800		30,820
DIC Corp.	1,500		38,919
Digital Garage, Inc.	300		12,231
Dip Corp.	741		19,440
Doshisha Co., Ltd.	800		13,546
Dowa Holdings Co., Ltd.	1,000		41,674
DTS Corp.	1,100		25,146
Eagle Industry Co., Ltd.	2,300		24,811
Earth Corp.	300		18,081
EDION Corp.(a)	2,500		28,032
Eiken Chemical Co., Ltd.	600		11,745
Eizo Corp.	500		18,891
Elecom Co., Ltd.	1,000		22,226
Elematec Corp.	1,200		11,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Investments	Shares	Value
en-japan, Inc.	900	$27,814
ES-Con Japan Ltd.	1,900	13,498
Exedy Corp.	1,130	17,109
FCC Co., Ltd.	800	13,452
FJ Next Co., Ltd.(a)	1,500	15,231
Fuji Seal International, Inc.	800	17,911
Fuji Soft, Inc.(a)	200	10,371
Fujibo Holdings, Inc.	400	14,480
Fujimi, Inc.	700	27,335
Fujimori Kogyo Co., Ltd.	400	16,290
Fujitec Co., Ltd.(a)	1,500	32,009
FULLCAST Holdings Co., Ltd.(a)	1,000	18,081
Funai Soken Holdings, Inc.	700	13,595
Furukawa Co., Ltd.	1,500	18,136
Furukawa Electric Co., Ltd.	1,200	32,253
Furyu Corp.(a)	1,100	10,711
Fuso Chemical Co., Ltd.	500	18,394
Future Corp.(a)	900	16,290
Fuyo General Lease Co., Ltd.	500	34,480
G-7 Holdings, Inc.	700	16,718
G-Tekt Corp.(a)	1,400	19,043
Gecoss Corp.	1,700	14,815
Giken Ltd.	500	22,579
Glory Ltd.	1,000	21,538
GMO Financial Holdings, Inc.(a)	4,600	37,841
Godo Steel Ltd.	1,200	23,609
Goldcrest Co., Ltd.	1,300	19,953
GS Yuasa Corp.(a)	1,251	33,964
Gunma Bank Ltd. (The)	8,687	31,210
Gunze Ltd.	500	18,801
H.U. Group Holdings, Inc.(a)	1,000	33,620
Hachijuni Bank Ltd. (The)	9,500	34,647
Hamakyorex Co., Ltd.	600	17,620
Hanwa Co., Ltd.	939	28,850
Hazama Ando Corp.	4,400	33,806
Heiwa Corp.(a)	2,549	41,684
Heiwa Real Estate Co., Ltd.	700	21,887
Heiwado Co., Ltd.	800	16,246
Hinokiya Group Co., Ltd.	800	18,186
Hitachi Zosen Corp.(a)	4,400	35,638
Hogy Medical Co., Ltd.	500	15,271
Hokkaido Electric Power Co., Inc.	3,100	14,167
Hokkoku Bank Ltd. (The)	400	10,219
Hokuetsu Corp.	5,700	26,720
Hokuhoku Financial Group, Inc.(a)	2,906	27,061
Hokuriku Electric Power Co.(a)	3,200	21,922
Hokuto Corp.	1,300	24,553
Hoosiers Holdings	2,600	17,341
Horiba Ltd.	500	31,584
Hyakugo Bank Ltd. (The)(a)	5,800	17,531
Hyakujushi Bank Ltd. (The)	1,167	17,848
Ichibanya Co., Ltd.	500	21,810
Ichigo, Inc.	7,300	21,603
Idec Corp.	900	14,457
Iino Kaiun Kaisha Ltd.	4,800	23,023
Inaba Denki Sangyo Co., Ltd.	1,100	26,559
Inabata & Co., Ltd.	1,600	24,007
Infocom Corp.	500	12,733
Information Services International-Dentsu Ltd.	600	21,258
Internet Initiative Japan, Inc.(a)	600	14,107
IR Japan Holdings Ltd.	100	12,100
Iriso Electronics Co., Ltd.(a)	300	13,398
Itochu Enex Co., Ltd.	4,200	41,506
Itoham Yonekyu Holdings, Inc.	4,700	31,007
IwaiCosmo Holdings, Inc.	1,600	25,586
Iwatani Corp.	600	37,086
Iyo Bank Ltd. (The)	4,300	25,839
JAC Recruitment Co., Ltd.	1,600	25,267
Jaccs Co., Ltd.	1,100	22,587
Japan Aviation Electronics Industry Ltd.	1,100	17,819
Japan Lifeline Co., Ltd.	1,100	13,947
Japan Material Co., Ltd.	1,100	13,041
Japan Securities Finance Co., Ltd.(a)	3,500	25,276
Japan Steel Works Ltd. (The)	800	19,019
Japan Wool Textile Co., Ltd. (The)	2,084	19,426
JCU Corp.	400	15,095
JDC Corp.(a)	3,500	19,480
Jeol Ltd.	400	15,891
Joshin Denki Co., Ltd.	446	12,754
Joyful Honda Co., Ltd.	1,500	19,480
JSP Corp.	1,000	16,833
Juroku Bank Ltd. (The)	1,200	23,989
Kadokawa Corp.	600	23,321
Kaga Electronics Co., Ltd.	1,000	22,443
Kaken Pharmaceutical Co., Ltd.(a)	1,300	51,000
Kamei Corp.	1,200	13,488
Kanamoto Co., Ltd.	700	18,251
Kandenko Co., Ltd.	4,478	39,350
Kaneka Corp.	1,100	45,294
Kanematsu Corp.	3,100	41,689
Kanematsu Electronics Ltd.	700	23,629
Katitas Co., Ltd.	600	16,778
Kato Sangyo Co., Ltd.	548	17,729
Keihanshin Building Co., Ltd.(a)	700	9,433
Keiyo Bank Ltd. (The)	3,501	14,511
KFC Holdings Japan Ltd.	500	13,434
KH Neochem Co., Ltd.	700	17,725
Ki-Star Real Estate Co., Ltd.	400	14,606
Kintetsu World Express, Inc.	900	23,400
Kiyo Bank Ltd. (The)	1,000	14,995
Kohnan Shoji Co., Ltd.	500	14,412
Kokuyo Co., Ltd.	2,000	31,023
KOMEDA Holdings Co., Ltd.	1,000	18,235
Komeri Co., Ltd.(a)	700	19,543
Konoike Transport Co., Ltd.	1,200	13,129
Kotobuki Spirits Co., Ltd.	200	13,014
Krosaki Harima Corp.	500	22,149
Kumagai Gumi Co., Ltd.	1,100	29,914
Kumiai Chemical Industry Co., Ltd.(a)	1,200	10,903
Kurabo Industries Ltd.	763	13,244
Kureha Corp.	500	34,570
Kyoei Steel Ltd.	1,700	25,538
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,200	17,962
KYORIN Holdings, Inc.(a)	2,173	37,914
Kyoritsu Maintenance Co., Ltd.(a)	400	13,267
Kyudenko Corp.	1,200	45,937
Kyushu Financial Group, Inc.	6,000	25,792
Life Corp.	566	17,287
Lintec Corp.	1,600	36,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Investments	Shares	Value
Macnica Fuji Electronics Holdings, Inc.	1,300	$25,988
Maeda Corp.(a)	2,600	22,494
Maeda Road Construction Co., Ltd.(a)	2,442	47,359
Mandom Corp.	742	14,021
Maruha Nichiro Corp.	600	14,253
Maruichi Steel Tube Ltd.	1,400	31,991
Maruzen Showa Unyu Co., Ltd.	600	17,620
Marvelous, Inc.(a)	2,000	15,584
Matsui Securities Co., Ltd.(a)	5,400	44,031
Maxvalu Tokai Co., Ltd.	700	16,433
MCJ Co., Ltd.	2,100	18,301
Megmilk Snow Brand Co., Ltd.	700	14,247
Meidensha Corp.	1,100	23,961
Meisei Industrial Co., Ltd.	1,900	13,326
Meitec Corp.	900	49,765
METAWATER Co., Ltd.	800	16,036
Milbon Co., Ltd.	100	5,493
Mimasu Semiconductor Industry Co., Ltd.	600	14,818
Mirait Holdings Corp.	1,200	19,841
Mitsubishi Logisnext Co., Ltd.	1,100	12,901
Mitsubishi Pencil Co., Ltd.(a)	1,100	15,908
Mitsubishi Research Institute, Inc.	500	18,643
Mitsubishi Shokuhin Co., Ltd.	600	16,805
Mitsuboshi Belting Ltd.	1,000	16,118
Mitsui Mining & Smelting Co., Ltd.	900	31,276
Mitsui-Soko Holdings Co., Ltd.	900	17,658
Miyazaki Bank Ltd. (The)	700	14,805
Mizuho Leasing Co., Ltd.	800	24,072
Mizuno Corp.	800	15,739
Mochida Pharmaceutical Co., Ltd.	400	15,529
Monex Group, Inc.(a)	5,100	43,108
Morinaga & Co., Ltd.	500	17,896
Morita Holdings Corp.	800	12,938
Morningstar Japan K.K.	3,597	15,560
Musashino Bank Ltd. (The)	1,200	19,841
Nachi-Fujikoshi Corp.	500	21,787
Nafco Co., Ltd.	600	11,614
Nagaileben Co., Ltd.(a)	400	9,919
Nagase & Co., Ltd.	3,100	48,506
Nakanishi, Inc.	717	14,956
Nanto Bank Ltd. (The)	1,200	21,415
NHK Spring Co., Ltd.(a)	2,200	16,525
Nichi-iko Pharmaceutical Co., Ltd.(a)	1,500	13,507
Nichias Corp.	1,474	37,484
Nichicon Corp.(a)	1,800	18,261
Nichiden Corp.(a)	600	11,891
Nichiha Corp.	500	14,615
Nihon Parkerizing Co., Ltd.	2,140	23,143
Nikkiso Co., Ltd.	1,100	11,219
Nikkon Holdings Co., Ltd.	1,200	24,141
Nippn Corp.(a)	1,581	23,708
Nippon Carbon Co., Ltd.	500	21,018
Nippon Ceramic Co., Ltd.	700	16,895
Nippon Densetsu Kogyo Co., Ltd.	600	10,518
Nippon Electric Glass Co., Ltd.	2,700	62,674
Nippon Gas Co., Ltd.(a)	1,800	31,374
Nippon Kayaku Co., Ltd.	3,100	29,990
Nippon Paper Industries Co., Ltd.(a)	2,400	28,800
Nippon Pillar Packing Co., Ltd.	1,000	16,869
Nippon Shokubai Co., Ltd.	700	40,163
Nippon Soda Co., Ltd.	800	25,303
Nippon Steel Trading Corp.	800	29,357
Nippon Suisan Kaisha Ltd.	3,500	16,851
Nipro Corp.(a)	900	10,890
Nishi-Nippon Financial Holdings, Inc.	4,100	29,498
Nishi-Nippon Railroad Co., Ltd.	500	13,380
Nishimatsu Construction Co., Ltd.(a)	1,250	31,765
Nishio Rent All Co., Ltd.	900	24,386
Nissan Shatai Co., Ltd.	1,300	9,365
Nissha Co., Ltd.	1,100	13,638
Nisshin Oillio Group Ltd. (The)	542	16,015
Nisshinbo Holdings, Inc.	4,150	30,947
Nissin Electric Co., Ltd.	1,700	19,138
Nitta Corp.	800	19,070
Nitto Boseki Co., Ltd.	200	7,285
Nitto Kogyo Corp.	1,100	20,188
Nittoc Construction Co., Ltd.	2,300	17,276
Noevir Holdings Co., Ltd.	673	30,574
Nohmi Bosai Ltd.	800	15,566
Nojima Corp.	500	12,724
NOK Corp.	1,900	25,809
Nomura Co., Ltd.	3,358	27,897
North Pacific Bank Ltd.(a)	11,200	32,434
NS United Kaiun Kaisha Ltd.	1,100	18,765
NSD Co., Ltd.	1,400	23,325
Obara Group, Inc.(a)	427	14,626
Ogaki Kyoritsu Bank Ltd. (The)	800	16,123
Ohsho Food Service Corp.	372	19,593
Oiles Corp.(a)	1,100	16,863
Okamoto Industries, Inc.	300	11,416
Okamura Corp.	2,700	31,691
Okasan Securities Group, Inc.(a)	4,600	18,775
Oki Electric Industry Co., Ltd.	2,700	28,100
Okinawa Cellular Telephone Co.	800	36,778
Okinawa Electric Power Co., Inc. (The)	2,670	37,477
OKUMA Corp.	400	22,986
Okumura Corp.	1,190	31,683
Okuwa Co., Ltd.	1,200	13,140
Onward Holdings Co., Ltd.(a)	12,000	33,882
Optorun Co., Ltd.	900	22,341
Organo Corp.	300	18,027
Orient Corp.(a)	22,000	30,661
Osaka Organic Chemical Industry Ltd.(a)	300	10,072
Osaka Soda Co., Ltd.	800	19,091
OSG Corp.	1,200	21,405
Outsourcing, Inc.	1,800	29,061
Pacific Industrial Co., Ltd.	1,300	14,953
Pack Corp. (The)	500	13,665
PAL GROUP Holdings Co., Ltd.	1,390	19,246
Paramount Bed Holdings Co., Ltd.	600	12,776
Penta-Ocean Construction Co., Ltd.(a)	7,400	58,195
Pilot Corp.	500	15,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Investments	Shares	Value
Pressance Corp.(a)	786	$12,014
Prima Meat Packers Ltd.	857	27,067
Raito Kogyo Co., Ltd.	1,500	25,520
Raiznext Corp.(a)	2,000	21,647
Raysum Co., Ltd.	1,500	12,244
Relia, Inc.	1,500	19,425
Rengo Co., Ltd.(a)	6,150	53,486
Restar Holdings Corp.	1,154	21,305
Ricoh Leasing Co., Ltd.	600	18,842
Riken Keiki Co., Ltd.	300	7,480
Riken Vitamin Co., Ltd.	1,100	13,588
Ryosan Co., Ltd.	900	18,399
S Foods, Inc.	400	13,701
Saibu Gas Co., Ltd.	700	20,081
Sakata INX Corp.	1,400	13,481
SAMTY Co., Ltd.(a)	1,100	20,188
San ju San Financial Group, Inc.	1,100	13,857
San-Ai Oil Co., Ltd.	1,300	15,447
San-In Godo Bank Ltd. (The)	3,600	18,277
Sangetsu Corp.	1,600	24,282
Sanki Engineering Co., Ltd.	4,100	53,912
Sankyo Co., Ltd.	1,800	47,777
Sanshin Electronics Co., Ltd.(a)	1,000	18,145
Sanwa Holdings Corp.	5,100	66,877
Sanyo Chemical Industries Ltd.	700	35,475
Sapporo Holdings Ltd.	1,200	24,901
Sato Holdings Corp.	1,000	26,090
Sawai Pharmaceutical Co., Ltd.(a)	900	43,208
SB Technology Corp.(a)	300	8,715
SBS Holdings, Inc.	300	7,518
Seikitokyu Kogyo Co., Ltd.	2,700	22,748
Seiko Holdings Corp.	1,500	25,480
Seiren Co., Ltd.(a)	800	14,089
Senko Group Holdings Co., Ltd.(a)	2,680	25,418
Senshu Ikeda Holdings, Inc.	9,400	15,142
Shibaura Machine Co., Ltd.	1,200	30,353
Shibuya Corp.	400	12,851
Shiga Bank Ltd. (The)	700	15,178
Shikoku Chemicals Corp.	512	5,861
Shikoku Electric Power Co., Inc.	4,300	33,466
Shin Nippon Air Technologies Co., Ltd.(a)	900	19,596
Shin-Etsu Polymer Co., Ltd.	1,900	17,057
Shinagawa Refractories Co., Ltd.(a)	1,100	28,709
Shinmaywa Industries Ltd.	2,400	22,197
Shinoken Group Co., Ltd.	1,800	20,639
Shoei Co., Ltd.	500	20,633
Showa Sangyo Co., Ltd.	800	22,480
Siix Corp.	1,000	14,769
Sinko Industries Ltd.(a)	1,200	23,652
SKY Perfect JSAT Holdings, Inc.	5,900	26,270
Solasto Corp.	600	7,754
Sparx Group Co., Ltd.	6,900	18,608
SRA Holdings(a)	900	22,081
ST Corp.	700	12,385
Star Micronics Co., Ltd.(a)	1,300	19,412
Starts Corp., Inc.	1,000	26,290
Sumitomo Bakelite Co., Ltd.	700	28,665
Sumitomo Densetsu Co., Ltd.	1,000	21,801
Sumitomo Mitsui Construction Co., Ltd.	5,413	24,444
Sumitomo Osaka Cement Co., Ltd.	900	28,710
Sumitomo Riko Co., Ltd.	2,600	16,776
Sumitomo Rubber Industries Ltd.	3,700	43,697
Sumitomo Seika Chemicals Co., Ltd.	525	19,195
Sun Frontier Fudousan Co., Ltd.	1,900	16,627
Systena Corp.	1,200	24,022
T Hasegawa Co., Ltd.	800	15,312
T-Gaia Corp.	1,100	19,083
Tachibana Eletech Co., Ltd.	1,200	17,528
Taihei Dengyo Kaisha Ltd.	800	19,149
Taikisha Ltd.	1,100	30,213
Taiyo Holdings Co., Ltd.	600	32,742
Takamatsu Construction Group Co., Ltd.	1,100	21,462
Takara Holdings, Inc.(a)	2,100	28,640
Takara Leben Co., Ltd.	5,900	19,916
Takara Standard Co., Ltd.	1,100	16,595
Takasago Thermal Engineering Co., Ltd.	1,500	23,403
Takashimaya Co., Ltd.	3,200	34,201
Takeuchi Manufacturing Co., Ltd.	753	21,091
Takuma Co., Ltd.	1,100	23,862
Tama Home Co., Ltd.	1,100	21,841
Tamron Co., Ltd.	1,100	21,462
Tanseisha Co., Ltd.	2,200	17,540
Tatsuta Electric Wire and Cable Co., Ltd.	2,800	15,938
TechnoPro Holdings, Inc.	473	39,467
TKC Corp.	1,000	31,855
Tocalo Co., Ltd.	1,200	15,725
Toda Corp.	7,104	52,139
Toho Holdings Co., Ltd.	900	16,534
TOKAI Holdings Corp.	2,500	21,629
Tokai Rika Co., Ltd.	1,700	28,862
Tokai Tokyo Financial Holdings, Inc.	7,018	25,722
Tokuyama Corp.	1,000	25,276
Tokyo Electron Device Ltd.	500	17,624
Tokyo Individualized Educational Institute, Inc.(a)	2,300	12,863
Tokyo Kiraboshi Financial Group, Inc.	1,300	16,471
Tokyo Ohka Kogyo Co., Ltd.	500	31,312
Tokyo Steel Manufacturing Co., Ltd.(a)	3,200	24,529
Tokyotokeiba Co., Ltd.	300	15,176
Tokyu Construction Co., Ltd.	3,900	21,247
Tomoku Co., Ltd.	900	15,052
Tomy Co., Ltd.	1,600	14,552
Toppan Forms Co., Ltd.	2,100	21,228
Tosei Corp.	1,500	15,176
Totetsu Kogyo Co., Ltd.	745	17,846
Towa Pharmaceutical Co., Ltd.	900	19,898
Toyo Ink SC Holdings Co., Ltd.	1,528	28,085
Toyo Seikan Group Holdings Ltd.	1,900	22,628
Toyobo Co., Ltd.(a)	1,300	16,753
TPR Co., Ltd.	1,200	17,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Investments	Shares	Value
Transcosmos, Inc.	500	$13,511
Trusco Nakayama Corp.	500	13,294
TS Tech Co., Ltd.	2,000	29,846
Tsubakimoto Chain Co.	956	26,387
Tsugami Corp.	900	13,545
Tsumura & Co.	1,213	43,416
Tsuzuki Denki Co., Ltd.	900	13,496
Ube Industries Ltd.(a)	2,500	53,348
Ulvac, Inc.	600	25,276
United Super Markets Holdings, Inc.	1,300	13,718
Valor Holdings Co., Ltd.(a)	1,000	22,507
Valqua Ltd.	1,000	19,285
ValueCommerce Co., Ltd.	400	12,995
VT Holdings Co., Ltd.	5,000	20,181
Wacoal Holdings Corp.	934	20,751
Wacom Co., Ltd.	1,500	10,086
Weathernews, Inc.	300	14,308
West Holdings Corp.	520	16,212
World Co., Ltd.	1,100	14,713
Wowow, Inc.	700	17,814
Yahagi Construction Co., Ltd.	2,200	16,724
YAMABIKO Corp.	1,200	13,336
Yamaguchi Financial Group, Inc.	5,100	33,969
Yamazen Corp.	1,000	9,430
Yellow Hat Ltd.	1,100	18,844
Yokogawa Bridge Holdings Corp.	900	16,705
Yokohama Rubber Co., Ltd. (The)	3,500	62,715
Yondoshi Holdings, Inc.(a)	1,000	17,421
Yuasa Trading Co., Ltd.	700	19,765
Zenrin Co., Ltd.	1,200	14,389
ZERIA Pharmaceutical Co., Ltd.	1,200	22,838
Zojirushi Corp.	700	12,258

Total Japan		10,029,627

Malaysia - 0.1%
Frencken Group Ltd.	31,600	35,984
Wing Tai Holdings Ltd.	15,400	22,006

Total Malaysia		57,990

Netherlands - 1.0%
ForFarmers N.V.	10,234	70,725
TKH Group N.V., CVA	3,988	191,796
Van Lanschot Kempen N.V.	4,482	125,634

Total Netherlands		388,155

Norway - 3.8%
American Shipping Co. ASA*	6,912	24,818
Atea ASA*	5,559	94,687
Austevoll Seafood ASA	12,742	154,492
Bonheur ASA	1,573	41,645
Borregaard ASA	4,583	99,967
Elkem ASA(b)	31,350	136,618
Europris ASA(b)	17,377	104,225
Fjordkraft Holding ASA(b)	10,414	85,031
Kid ASA(b)	3,471	40,580
Norway Royal Salmon ASA	1,010	24,113
Selvaag Bolig ASA	7,506	55,484
SpareBank 1 Nord Norge	11,198	107,043
Sparebank 1 Oestlandet	2,651	34,596
SpareBank 1 SMN	14,746	185,527
Sparebanken Vest	4,881	44,771
TGS NOPEC Geophysical Co. ASA	17,714	282,736

Total Norway		1,516,333

Portugal - 1.6%
Altri, SGPS, S.A.	26,880	206,138
Corticeira Amorim, SGPS, S.A.	3,716	44,198
REN - Redes Energeticas Nacionais, SGPS, S.A.	42,603	119,170
Semapa-Sociedade de Investimento e Gestao	3,721	51,605
Sonae, SGPS, S.A.	224,471	205,384

Total Portugal		626,495

Singapore - 2.8%
AEM Holdings Ltd.	17,200	52,998
Best World International Ltd.†	17,900	12,803
China Aviation Oil Singapore Corp., Ltd.	47,634	40,061
CSE Global Ltd.	94,700	36,651
iFAST Corp., Ltd.	6,700	30,668
Japfa Ltd.	59,800	40,724
Keppel Infrastructure Trust	520,691	213,144
Manulife US Real Estate Investment Trust	197,500	144,175
Oxley Holdings Ltd.	102,352	19,044
Raffles Medical Group Ltd.	92,200	76,856
Sembcorp Industries Ltd.	54,400	74,498
Sheng Siong Group Ltd.	117,500	134,676
Singapore Post Ltd.	99,100	51,630
StarHub Ltd.	128,900	122,798
UMS Holdings Ltd.	76,500	75,726

Total Singapore		1,126,452

Spain - 3.2%
Almirall S.A.	6,665	101,285
Cia de Distribucion Integral Logista Holdings S.A.	12,062	239,582
Cie Automotive S.A.(a)	9,793	256,897
ContourGlobal PLC(b)	22,715	63,933
Ercros S.A.	7,912	23,759
Euskaltel S.A.(b)	10,704	139,642
Faes Farma S.A.	24,551	105,464
Global Dominion Access S.A.*(b)	7,720	39,061
Grupo Empresarial San Jose S.A.(a)	3,936	28,959
Miquel y Costas & Miquel S.A.	2,676	48,435
Prosegur Cash S.A.(a)(b)	120,516	110,056
Prosegur Cia de Seguridad S.A.	37,943	120,851

Total Spain		1,277,924

Sweden - 3.0%
AcadeMedia AB(b)	4,816	45,252
Akelius Residential Property AB, Class D	11,637	20,269
Alimak Group AB(b)	1,866	29,971
Arjo AB, Class B	6,869	51,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Investments	Shares	Value
Atrium Ljungberg AB, Class B(a)	7,119	$127,739
Beijer Alma AB	3,186	58,264
BioGaia AB, Class B	463	21,779
Catena AB	1,695	74,868
CTT Systems AB	1,148	20,230
Dustin Group AB(b)	8,087	82,760
Instalco AB	1,628	59,675
JM AB(a)	1,870	63,375
Klovern AB, Class B	27,430	47,929
Kungsleden AB	9,178	96,084
Lagercrantz Group AB, Class B	6,454	58,570
LeoVegas AB(b)	8,853	51,952
Lindab International AB	1,446	29,281
Midsona AB, Class B	3,178	30,189
MIPS AB	505	36,211
NCC AB, Class B(a)	2,079	35,158
Platzer Fastigheter Holding AB, Class B	4,390	52,279
Ratos AB, Class B	12,441	67,712
Troax Group AB	1,370	38,194

Total Sweden		1,199,005

Switzerland - 2.1%
Bobst Group S.A., Registered Shares	1,005	66,687
Comet Holding AG, Registered Shares	190	43,808
EFG International AG*	11,741	90,320
Huber + Suhner AG, Registered Shares	1,275	99,166
Implenia AG, Registered Shares	1,265	34,947
Kardex Holding AG, Registered Shares	523	107,139
Kudelski S.A., Bearer Shares	4,242	19,697
Mobilezone Holding AG, Registered Shares	8,258	108,100
Swissquote Group Holding S.A., Registered Shares	582	75,444
Valiant Holding AG, Registered Shares	1,555	162,580
Zehnder Group AG	516	41,284

Total Switzerland		849,172

United Kingdom - 14.0%
Aggreko PLC	5,161	62,448
AJ Bell PLC	7,710	44,624
Anglo Asian Mining PLC	15,168	28,252
Avon Rubber PLC	457	19,925
Big Yellow Group PLC	7,509	115,516
Bodycote PLC	9,410	107,304
Brewin Dolphin Holdings PLC	33,448	143,290
CareTech Holdings PLC	6,863	50,943
Chemring Group PLC	10,588	38,858
Chesnara PLC	13,987	54,999
Clarkson PLC	2,008	76,187
Clinigen Group PLC	2,727	29,178
Clipper Logistics PLC	6,391	52,201
Close Brothers Group PLC	9,195	196,765
CLS Holdings PLC	27,850	87,992
CMC Markets PLC(b)	32,430	216,112
Craneware PLC(a)	864	25,629
Cranswick PLC	1,553	77,908
Daily Mail & General Trust PLC, Class A Non-Voting Shares	7,968	99,821
Devro PLC	13,301	35,455
Diversified Gas & Oil PLC	111,616	170,936
Drax Group PLC	35,772	207,289
EMIS Group PLC	5,167	78,418
FDM Group Holdings PLC	3,519	48,940
Ferrexpo PLC	114,860	593,638
Gamesys Group PLC	2,760	73,570
Gamma Communications PLC	1,516	34,303
Great Portland Estates PLC	9,134	85,670
Helical PLC	6,186	35,292
Hilton Food Group PLC	3,742	55,449
IG Design Group PLC	3,505	28,532
Impax Asset Management Group PLC	4,101	43,907
IntegraFin Holdings PLC	8,265	57,814
iomart Group PLC	5,361	23,151
James Fisher & Sons PLC	1,411	20,675
James Halstead PLC	2,498	17,164
John Laing Group PLC(b)	26,251	113,509
Jupiter Fund Management PLC	54,525	209,586
Learning Technologies Group PLC	8,677	17,981
Liontrust Asset Management PLC	2,613	51,193
Luceco PLC(b)	6,323	23,729
Moneysupermarket.com Group PLC	40,363	148,466
NCC Group PLC	13,372	47,599
Nichols PLC(a)	1,971	35,352
PayPoint PLC	13,042	106,165
Polar Capital Holdings PLC	10,542	101,232
PZ Cussons PLC	26,638	98,129
QinetiQ Group PLC	6,974	30,406
RWS Holdings PLC	7,185	60,371
Sabre Insurance Group PLC(b)	20,975	73,216
Safestore Holdings PLC	11,540	126,657
Serica Energy PLC	16,656	25,876
Smart Metering Systems PLC	5,307	60,773
Spirent Communications PLC	21,209	69,790
Stock Spirits Group PLC	20,657	79,801
Telecom Plus PLC	8,008	140,318
TORM PLC	15,290	139,660
TP ICAP Group PLC	89,411	300,321
Ultra Electronics Holdings PLC	4,521	126,499
Volex PLC	5,886	27,367
Workspace Group PLC	17,564	193,864
XPS Pensions Group PLC	24,664	41,685
YouGov PLC	1,236	17,096

Total United Kingdom		5,604,796

TOTAL COMMON STOCKS (Cost: $34,169,445)		39,742,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%

United States - 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $1,668,699)	1,668,699	$1,668,699

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $35,838,144)		41,410,927
Other Assets less Liabilities - (3.2)%		(1,283,529)

NET ASSETS - 100.0%		$40,127,398

*	Non-income producing security.
‡	Share amount represents a fractional share.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $12,803, which represents 0.03% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2021. At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,238,581 and the total market value of the collateral held by the Fund was $4,522,106. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,853,407.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America N.A.	4/5/2021	182,756	ILS	54,801	USD	$4		$—
Bank of America N.A.	4/5/2021	37,982,746	JPY	343,725	USD	21		—
Bank of America N.A.	4/5/2021	54,801	USD	181,555	ILS	356		—
Bank of America N.A.	4/5/2021	343,725	USD	36,607,778	JPY	12,422		—
Bank of America N.A.	4/6/2021	64,365	SGD	47,904	USD	0	^	—
Bank of America N.A.	4/6/2021	47,904	USD	63,711	SGD	486		—
Bank of America N.A.	4/7/2021	249,532	AUD	190,064	USD	—		(7)
Bank of America N.A.	4/7/2021	35,727	CHF	37,962	USD	0	^	—
Bank of America N.A.	4/7/2021	180,709	EUR	212,381	USD	11		—
Bank of America N.A.	4/7/2021	140,822	GBP	194,298	USD	—		(5)
Bank of America N.A.	4/7/2021	195,000	HKD	2,777,580	JPY	—		(54)
Bank of America N.A.	4/7/2021	46,000	NOK	46,965	SEK	1		—
Bank of America N.A.	4/7/2021	355,124	SEK	40,741	USD	2		—
Bank of America N.A.	4/7/2021	190,064	USD	245,483	AUD	3,091		—
Bank of America N.A.	4/7/2021	37,962	USD	34,332	CHF	1,482		—
Bank of America N.A.	4/7/2021	212,381	USD	174,836	EUR	6,892		—
Bank of America N.A.	4/7/2021	194,298	USD	138,941	GBP	2,600		—
Bank of America N.A.	4/7/2021	40,741	USD	342,095	SEK	1,493		—
Bank of America N.A.	4/8/2021	113,363	DKK	17,916	USD	—		(1)
Bank of America N.A.	4/8/2021	152,654	NOK	17,882	USD	1		—
Bank of America N.A.	4/8/2021	17,916	USD	109,701	DKK	580		—
Bank of America N.A.	4/8/2021	17,882	USD	154,018	NOK	—		(161)
Bank of America N.A.	5/5/2021	184,699	USD	242,460	AUD	1		—
Bank of America N.A.	5/5/2021	58,102	USD	54,641	CHF	—		(2)
Bank of America N.A.	5/5/2021	18,231	USD	115,309	DKK	0	^	—
Bank of America N.A.	5/5/2021	215,812	USD	183,525	EUR	—		(15)
Bank of America N.A.	5/5/2021	59,172	USD	197,290	ILS	—		(8)
Bank of America N.A.	5/5/2021	54,750	USD	467,395	NOK	—		(5)
Bank of America N.A.	5/5/2021	40,625	USD	354,030	SEK	—		(3)
Bank of America N.A.	5/5/2021	47,520	USD	63,863	SGD	—		(4)
Bank of America N.A.	5/6/2021	196,603	USD	142,478	GBP	6		—
Bank of America N.A.	5/10/2021	599,680	USD	66,246,229	JPY	—		(50)
Bank of Montreal	4/5/2021	182,743	ILS	54,801	USD	—		(0)^
Bank of Montreal	4/5/2021	37,980,821	JPY	343,725	USD	4		—
Bank of Montreal	4/5/2021	54,801	USD	181,505	ILS	371		—
Bank of Montreal	4/5/2021	343,725	USD	36,606,643	JPY	12,432		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Bank of Montreal	4/6/2021	64,365	SGD	47,904	USD	1		—
Bank of Montreal	4/6/2021	47,904	USD	63,709	SGD	487		—
Bank of Montreal	4/7/2021	249,537	AUD	190,064	USD	—		(3)
Bank of Montreal	4/7/2021	35,727	CHF	37,962	USD	0	^	—
Bank of Montreal	4/7/2021	180,703	EUR	212,381	USD	3		—
Bank of Montreal	4/7/2021	140,828	GBP	194,298	USD	3		—
Bank of Montreal	4/7/2021	355,112	SEK	40,741	USD	1		—
Bank of Montreal	4/7/2021	190,064	USD	245,477	AUD	3,095		—
Bank of Montreal	4/7/2021	37,962	USD	34,332	CHF	1,482		—
Bank of Montreal	4/7/2021	212,381	USD	174,831	EUR	6,899		—
Bank of Montreal	4/7/2021	194,298	USD	138,945	GBP	2,595		—
Bank of Montreal	4/7/2021	40,741	USD	342,096	SEK	1,493		—
Bank of Montreal	4/8/2021	113,368	DKK	17,916	USD	—		(0)^
Bank of Montreal	4/8/2021	152,649	NOK	17,882	USD	0	^	—
Bank of Montreal	4/8/2021	17,916	USD	109,701	DKK	580		—
Bank of Montreal	4/8/2021	17,882	USD	154,004	NOK	—		(159)
Bank of Montreal	5/5/2021	184,699	USD	242,460	AUD	1		—
Bank of Montreal	5/5/2021	58,102	USD	54,641	CHF	—		(2)
Bank of Montreal	5/5/2021	18,231	USD	115,312	DKK	—		(0)^
Bank of Montreal	5/5/2021	215,812	USD	183,520	EUR	—		(8)
Bank of Montreal	5/5/2021	59,172	USD	197,329	ILS	—		(19)
Bank of Montreal	5/5/2021	54,750	USD	467,370	NOK	—		(2)
Bank of Montreal	5/5/2021	40,625	USD	354,013	SEK	—		(1)
Bank of Montreal	5/5/2021	47,520	USD	63,862	SGD	—		(3)
Bank of Montreal	5/6/2021	196,603	USD	142,485	GBP	—		(4)
Bank of Montreal	5/10/2021	599,680	USD	66,242,871	JPY	—		(19)
Canadian Imperial Bank of Commerce	4/5/2021	182,745	ILS	54,801	USD	0	^	—
Canadian Imperial Bank of Commerce	4/5/2021	37,982,368	JPY	343,725	USD	18		—
Canadian Imperial Bank of Commerce	4/5/2021	54,801	USD	181,477	ILS	380		—
Canadian Imperial Bank of Commerce	4/5/2021	343,725	USD	36,607,949	JPY	12,421		—
Canadian Imperial Bank of Commerce	4/6/2021	64,364	SGD	47,904	USD	0	^	—
Canadian Imperial Bank of Commerce	4/6/2021	47,904	USD	63,706	SGD	490		—
Canadian Imperial Bank of Commerce	4/7/2021	249,542	AUD	190,064	USD	1		—
Canadian Imperial Bank of Commerce	4/7/2021	35,728	CHF	37,962	USD	1		—
Canadian Imperial Bank of Commerce	4/7/2021	180,708	EUR	212,381	USD	10		—
Canadian Imperial Bank of Commerce	4/7/2021	140,826	GBP	194,298	USD	1		—
Canadian Imperial Bank of Commerce	4/7/2021	355,111	SEK	40,741	USD	0	^	—
Canadian Imperial Bank of Commerce	4/7/2021	190,064	USD	245,481	AUD	3,092		—
Canadian Imperial Bank of Commerce	4/7/2021	37,962	USD	34,334	CHF	1,481		—
Canadian Imperial Bank of Commerce	4/7/2021	212,381	USD	174,837	EUR	6,891		—
Canadian Imperial Bank of Commerce	4/7/2021	194,298	USD	138,945	GBP	2,595		—
Canadian Imperial Bank of Commerce	4/7/2021	40,741	USD	342,097	SEK	1,493		—
Canadian Imperial Bank of Commerce	4/8/2021	113,372	DKK	17,916	USD	0	^	—
Canadian Imperial Bank of Commerce	4/8/2021	152,647	NOK	17,882	USD	0	^	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Canadian Imperial Bank of Commerce	4/8/2021	17,916	USD	109,705	DKK	579		—
Canadian Imperial Bank of Commerce	4/8/2021	17,882	USD	154,010	NOK	—		(160)
Canadian Imperial Bank of Commerce	5/5/2021	184,699	USD	242,467	AUD	—		(4)
Canadian Imperial Bank of Commerce	5/5/2021	58,102	USD	54,642	CHF	—		(3)
Canadian Imperial Bank of Commerce	5/5/2021	18,231	USD	115,316	DKK	—		(1)
Canadian Imperial Bank of Commerce	5/5/2021	215,812	USD	183,526	EUR	—		(16)
Canadian Imperial Bank of Commerce	5/5/2021	59,172	USD	197,284	ILS	—		(6)
Canadian Imperial Bank of Commerce	5/5/2021	54,750	USD	467,367	NOK	—		(1)
Canadian Imperial Bank of Commerce	5/5/2021	40,625	USD	354,013	SEK	—		(1)
Canadian Imperial Bank of Commerce	5/5/2021	47,520	USD	63,858	SGD	—		(0)^
Canadian Imperial Bank of Commerce	5/6/2021	196,603	USD	142,483	GBP	—		(1)
Canadian Imperial Bank of Commerce	5/10/2021	599,680	USD	66,246,769	JPY	—		(55)
Citibank N.A.	4/5/2021	182,737	ILS	54,801	USD	—		(2)
Citibank N.A.	4/5/2021	37,980,306	JPY	343,725	USD	—		(1)
Citibank N.A.	4/5/2021	54,801	USD	181,462	ILS	384		—
Citibank N.A.	4/5/2021	343,725	USD	36,607,228	JPY	12,427		—
Citibank N.A.	4/6/2021	64,362	SGD	47,904	USD	—		(2)
Citibank N.A.	4/6/2021	47,904	USD	63,707	SGD	489		—
Citibank N.A.	4/7/2021	249,532	AUD	190,064	USD	—		(6)
Citibank N.A.	4/7/2021	35,727	CHF	37,962	USD	0	^	—
Citibank N.A.	4/7/2021	180,700	EUR	212,381	USD	0	^	—
Citibank N.A.	4/7/2021	140,827	GBP	194,298	USD	2		—
Citibank N.A.	4/7/2021	355,110	SEK	40,741	USD	0	^	—
Citibank N.A.	4/7/2021	190,064	USD	245,476	AUD	3,096		—
Citibank N.A.	4/7/2021	37,962	USD	34,333	CHF	1,481		—
Citibank N.A.	4/7/2021	212,381	USD	174,831	EUR	6,898		—
Citibank N.A.	4/7/2021	194,298	USD	138,946	GBP	2,594		—
Citibank N.A.	4/7/2021	40,741	USD	342,099	SEK	1,492		—
Citibank N.A.	4/8/2021	113,369	DKK	17,916	USD	—		(0)^
Citibank N.A.	4/8/2021	152,647	NOK	17,882	USD	0	^	—
Citibank N.A.	4/8/2021	17,916	USD	109,704	DKK	579		—
Citibank N.A.	4/8/2021	17,882	USD	154,002	NOK	—		(159)
Citibank N.A.	5/5/2021	184,699	USD	242,463	AUD	—		(1)
Citibank N.A.	5/5/2021	58,102	USD	54,641	CHF	—		(2)
Citibank N.A.	5/5/2021	18,231	USD	115,317	DKK	—		(1)
Citibank N.A.	5/5/2021	215,812	USD	183,521	EUR	—		(10)
Citibank N.A.	5/5/2021	59,172	USD	197,270	ILS	—		(1)
Citibank N.A.	5/5/2021	54,750	USD	467,365	NOK	—		(1)
Citibank N.A.	5/5/2021	40,625	USD	354,016	SEK	—		(1)
Citibank N.A.	5/5/2021	47,520	USD	63,857	SGD	—		(0)^
Citibank N.A.	5/6/2021	196,603	USD	142,486	GBP	—		(4)
Citibank N.A.	5/10/2021	599,680	USD	66,244,070	JPY	—		(30)
Commonwealth Bank of Australia	4/5/2021	182,745	ILS	54,801	USD	0	^	—
Commonwealth Bank of Australia	4/5/2021	37,982,746	JPY	343,725	USD	21		—
Commonwealth Bank of Australia	4/6/2021	64,364	SGD	47,904	USD	—		(0)^
Commonwealth Bank of Australia	4/7/2021	249,542	AUD	190,064	USD	1		—
Commonwealth Bank of Australia	4/7/2021	35,728	CHF	37,962	USD	1		—
Commonwealth Bank of Australia	4/7/2021	180,709	EUR	212,381	USD	11		—
Commonwealth Bank of Australia	4/7/2021	140,826	GBP	194,298	USD	1		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Commonwealth Bank of Australia	4/7/2021	355,111	SEK	40,741	USD	0	^	—
Commonwealth Bank of Australia	4/8/2021	113,372	DKK	17,916	USD	0	^	—
Commonwealth Bank of Australia	4/8/2021	152,647	NOK	17,882	USD	0	^	—
Commonwealth Bank of Australia	5/5/2021	184,699	USD	242,467	AUD	—		(4)
Commonwealth Bank of Australia	5/5/2021	58,102	USD	54,642	CHF	—		(3)
Commonwealth Bank of Australia	5/5/2021	18,231	USD	115,316	DKK	—		(1)
Commonwealth Bank of Australia	5/5/2021	215,812	USD	183,526	EUR	—		(15)
Commonwealth Bank of Australia	5/5/2021	59,172	USD	197,274	ILS	—		(3)
Commonwealth Bank of Australia	5/5/2021	54,750	USD	467,367	NOK	—		(1)
Commonwealth Bank of Australia	5/5/2021	40,625	USD	354,010	SEK	—		(1)
Commonwealth Bank of Australia	5/5/2021	47,520	USD	63,858	SGD	—		(0)^
Commonwealth Bank of Australia	5/6/2021	196,603	USD	142,483	GBP	—		(1)
Commonwealth Bank of Australia	5/10/2021	599,680	USD	66,246,409	JPY	—		(51)
Credit Suisse International	4/5/2021	182,749	ILS	54,801	USD	2		—
Credit Suisse International	4/5/2021	37,979,550	JPY	343,725	USD	—		(7)
Credit Suisse International	4/5/2021	54,801	USD	181,459	ILS	385		—
Credit Suisse International	4/5/2021	343,725	USD	36,609,359	JPY	12,408		—
Credit Suisse International	4/6/2021	64,365	SGD	47,904	USD	0	^	—
Credit Suisse International	4/6/2021	47,904	USD	63,711	SGD	486		—
Credit Suisse International	4/7/2021	249,520	AUD	190,064	USD	—		(16)
Credit Suisse International	4/7/2021	35,726	CHF	37,962	USD	—		(1)
Credit Suisse International	4/7/2021	180,700	EUR	212,381	USD	—		(0)^
Credit Suisse International	4/7/2021	140,825	GBP	194,298	USD	—		(2)
Credit Suisse International	4/7/2021	355,114	SEK	40,741	USD	1		—
Credit Suisse International	4/7/2021	190,064	USD	245,500	AUD	3,077		—
Credit Suisse International	4/7/2021	37,962	USD	34,334	CHF	1,480		—
Credit Suisse International	4/7/2021	212,381	USD	174,837	EUR	6,891		—
Credit Suisse International	4/7/2021	194,298	USD	138,956	GBP	2,579		—
Credit Suisse International	4/7/2021	40,741	USD	342,111	SEK	1,491		—
Credit Suisse International	4/8/2021	113,365	DKK	17,916	USD	—		(1)
Credit Suisse International	4/8/2021	152,649	NOK	17,882	USD	0	^	—
Credit Suisse International	4/8/2021	17,916	USD	109,700	DKK	580		—
Credit Suisse International	4/8/2021	17,882	USD	154,003	NOK	—		(159)
Credit Suisse International	5/5/2021	184,699	USD	242,473	AUD	—		(9)
Credit Suisse International	5/5/2021	58,102	USD	54,643	CHF	—		(4)
Credit Suisse International	5/5/2021	18,231	USD	115,315	DKK	—		(1)
Credit Suisse International	5/5/2021	215,812	USD	183,534	EUR	—		(25)
Credit Suisse International	5/5/2021	59,172	USD	197,289	ILS	—		(7)
Credit Suisse International	5/5/2021	54,750	USD	467,376	NOK	—		(3)
Credit Suisse International	5/5/2021	40,625	USD	354,023	SEK	—		(2)
Credit Suisse International	5/5/2021	47,520	USD	63,865	SGD	—		(6)
Credit Suisse International	5/6/2021	196,603	USD	142,492	GBP	—		(13)
Credit Suisse International	5/10/2021	599,680	USD	66,248,328	JPY	—		(69)
Goldman Sachs	4/5/2021	182,748	ILS	54,801	USD	1		—
Goldman Sachs	4/5/2021	37,981,131	JPY	343,725	USD	7		—
Goldman Sachs	4/5/2021	54,801	USD	181,454	ILS	387		—
Goldman Sachs	4/5/2021	343,725	USD	36,606,575	JPY	12,433		—
Goldman Sachs	4/6/2021	64,365	SGD	47,904	USD	1		—
Goldman Sachs	4/6/2021	47,904	USD	63,709	SGD	488		—
Goldman Sachs	4/7/2021	249,537	AUD	190,064	USD	—		(3)
Goldman Sachs	4/7/2021	35,727	CHF	37,962	USD	1		—
Goldman Sachs	4/7/2021	180,704	EUR	212,381	USD	4		—
Goldman Sachs	4/7/2021	140,829	GBP	194,298	USD	4		—
Goldman Sachs	4/7/2021	355,113	SEK	40,741	USD	1		—
Goldman Sachs	4/7/2021	190,064	USD	245,472	AUD	3,099		—
Goldman Sachs	4/7/2021	37,962	USD	34,332	CHF	1,482		—
Goldman Sachs	4/7/2021	212,381	USD	174,830	EUR	6,900		—
Goldman Sachs	4/7/2021	194,298	USD	138,946	GBP	2,594		—
Goldman Sachs	4/7/2021	40,741	USD	342,098	SEK	1,493		—
Goldman Sachs	4/8/2021	113,368	DKK	17,916	USD	—		(0)^

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Goldman Sachs	4/8/2021	152,649	NOK	17,882	USD	0	^	—
Goldman Sachs	4/8/2021	17,916	USD	109,699	DKK	580		—
Goldman Sachs	4/8/2021	17,882	USD	154,000	NOK	—		(159)
Goldman Sachs	5/5/2021	184,699	USD	242,460	AUD	1		—
Goldman Sachs	5/5/2021	58,102	USD	54,641	CHF	—		(1)
Goldman Sachs	5/5/2021	18,231	USD	115,313	DKK	—		(0)^
Goldman Sachs	5/5/2021	215,812	USD	183,518	EUR	—		(6)
Goldman Sachs	5/5/2021	59,172	USD	197,274	ILS	—		(3)
Goldman Sachs	5/5/2021	54,750	USD	467,368	NOK	—		(2)
Goldman Sachs	5/5/2021	40,625	USD	354,013	SEK	—		(1)
Goldman Sachs	5/5/2021	47,520	USD	63,861	SGD	—		(2)
Goldman Sachs	5/6/2021	196,603	USD	142,486	GBP	—		(5)
Goldman Sachs	5/10/2021	599,680	USD	66,242,271	JPY	—		(14)
HSBC Holdings PLC	4/5/2021	182,739	ILS	54,801	USD	—		(1)
HSBC Holdings PLC	4/5/2021	37,980,856	JPY	343,725	USD	4		—
HSBC Holdings PLC	4/5/2021	54,801	USD	181,453	ILS	387		—
HSBC Holdings PLC	4/5/2021	343,725	USD	36,606,746	JPY	12,431		—
HSBC Holdings PLC	4/6/2021	45,000	ILS	12,717	CHF	—		(18)
HSBC Holdings PLC	4/6/2021	22,000	ILS	57,501	SEK	0	^	—
HSBC Holdings PLC	4/6/2021	64,364	SGD	47,904	USD	—		(0)^
HSBC Holdings PLC	4/6/2021	47,904	USD	63,706	SGD	490		—
HSBC Holdings PLC	4/7/2021	249,536	AUD	190,064	USD	—		(4)
HSBC Holdings PLC	4/7/2021	35,727	CHF	37,962	USD	—		(0)^
HSBC Holdings PLC	4/7/2021	180,702	EUR	212,381	USD	2		—
HSBC Holdings PLC	4/7/2021	140,828	GBP	194,298	USD	3		—
HSBC Holdings PLC	4/7/2021	355,111	SEK	40,741	USD	0	^	—
HSBC Holdings PLC	4/7/2021	190,064	USD	245,471	AUD	3,099		—
HSBC Holdings PLC	4/7/2021	37,962	USD	34,332	CHF	1,482		—
HSBC Holdings PLC	4/7/2021	212,381	USD	174,829	EUR	6,900		—
HSBC Holdings PLC	4/7/2021	194,298	USD	138,945	GBP	2,595		—
HSBC Holdings PLC	4/7/2021	40,741	USD	342,098	SEK	1,493		—
HSBC Holdings PLC	4/8/2021	113,367	DKK	17,916	USD	—		(0)^
HSBC Holdings PLC	4/8/2021	152,648	NOK	17,882	USD	0	^	—
HSBC Holdings PLC	4/8/2021	17,916	USD	109,698	DKK	580		—
HSBC Holdings PLC	4/8/2021	17,882	USD	154,002	NOK	—		(159)
HSBC Holdings PLC	5/5/2021	184,699	USD	242,462	AUD	0	^	—
HSBC Holdings PLC	5/5/2021	58,102	USD	54,642	CHF	—		(2)
HSBC Holdings PLC	5/5/2021	18,231	USD	115,315	DKK	—		(1)
HSBC Holdings PLC	5/5/2021	215,812	USD	183,519	EUR	—		(7)
HSBC Holdings PLC	5/5/2021	59,172	USD	197,300	ILS	—		(10)
HSBC Holdings PLC	5/5/2021	54,750	USD	467,366	NOK	—		(1)
HSBC Holdings PLC	5/5/2021	40,625	USD	354,012	SEK	—		(1)
HSBC Holdings PLC	5/5/2021	47,520	USD	63,860	SGD	—		(1)
HSBC Holdings PLC	5/6/2021	196,603	USD	142,487	GBP	—		(6)
HSBC Holdings PLC	5/10/2021	599,680	USD	66,243,951	JPY	—		(29)
JP Morgan Chase Bank N.A.	4/5/2021	182,748	ILS	54,801	USD	1		—
JP Morgan Chase Bank N.A.	4/5/2021	37,981,096	JPY	343,725	USD	7		—
JP Morgan Chase Bank N.A.	4/5/2021	54,801	USD	181,457	ILS	386		—
JP Morgan Chase Bank N.A.	4/5/2021	343,725	USD	36,607,262	JPY	12,427		—
JP Morgan Chase Bank N.A.	4/5/2021	16,500	USD	1,827,101	JPY	—		(35)
JP Morgan Chase Bank N.A.	4/6/2021	36,000	AUD	19,835	GBP	53		—
JP Morgan Chase Bank N.A.	4/6/2021	64,365	SGD	47,904	USD	1		—
JP Morgan Chase Bank N.A.	4/6/2021	47,904	USD	63,706	SGD	490		—
JP Morgan Chase Bank N.A.	4/7/2021	249,536	AUD	190,064	USD	—		(4)
JP Morgan Chase Bank N.A.	4/7/2021	35,728	CHF	37,962	USD	1		—
JP Morgan Chase Bank N.A.	4/7/2021	180,703	EUR	212,381	USD	4		—
JP Morgan Chase Bank N.A.	4/7/2021	140,823	GBP	194,298	USD	—		(4)
JP Morgan Chase Bank N.A.	4/7/2021	355,114	SEK	40,741	USD	1		—
JP Morgan Chase Bank N.A.	4/7/2021	190,064	USD	245,470	AUD	3,100		—
JP Morgan Chase Bank N.A.	4/7/2021	37,962	USD	34,332	CHF	1,483		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

JP Morgan Chase Bank N.A.	4/7/2021	212,381	USD	174,832	EUR	6,896		—
JP Morgan Chase Bank N.A.	4/7/2021	194,298	USD	138,937	GBP	2,606		—
JP Morgan Chase Bank N.A.	4/7/2021	40,741	USD	342,092	SEK	1,493		—
JP Morgan Chase Bank N.A.	4/8/2021	113,366	DKK	17,916	USD	—		(1)
JP Morgan Chase Bank N.A.	4/8/2021	152,646	NOK	17,882	USD	—		(0)^
JP Morgan Chase Bank N.A.	4/8/2021	17,916	USD	109,698	DKK	580		—
JP Morgan Chase Bank N.A.	4/8/2021	17,882	USD	154,000	NOK	—		(159)
JP Morgan Chase Bank N.A.	5/5/2021	184,699	USD	242,461	AUD	0	^	—
JP Morgan Chase Bank N.A.	5/5/2021	58,102	USD	54,641	CHF	—		(1)
JP Morgan Chase Bank N.A.	5/5/2021	18,231	USD	115,310	DKK	0	^	—
JP Morgan Chase Bank N.A.	5/5/2021	215,812	USD	183,521	EUR	—		(10)
JP Morgan Chase Bank N.A.	5/5/2021	59,172	USD	197,275	ILS	—		(3)
JP Morgan Chase Bank N.A.	5/5/2021	54,750	USD	467,353	NOK	0	^	—
JP Morgan Chase Bank N.A.	5/5/2021	40,625	USD	354,013	SEK	—		(1)
JP Morgan Chase Bank N.A.	5/5/2021	47,520	USD	63,859	SGD	—		(1)
JP Morgan Chase Bank N.A.	5/6/2021	196,603	USD	142,478	GBP	6		—
JP Morgan Chase Bank N.A.	5/10/2021	599,680	USD	66,244,250	JPY	—		(32)
Morgan Stanley & Co. International	4/5/2021	182,749	ILS	54,801	USD	2		—
Morgan Stanley & Co. International	4/5/2021	37,981,200	JPY	343,725	USD	7		—
Morgan Stanley & Co. International	4/5/2021	54,801	USD	181,446	ILS	389		—
Morgan Stanley & Co. International	4/5/2021	343,725	USD	36,608,499	JPY	12,416		—
Morgan Stanley & Co. International	4/6/2021	64,369	SGD	47,904	USD	3		—
Morgan Stanley & Co. International	4/6/2021	47,904	USD	63,711	SGD	486		—
Morgan Stanley & Co. International	4/7/2021	249,523	AUD	190,064	USD	—		(14)
Morgan Stanley & Co. International	4/7/2021	35,729	CHF	37,962	USD	2		—
Morgan Stanley & Co. International	4/7/2021	180,704	EUR	212,381	USD	4		—
Morgan Stanley & Co. International	4/7/2021	140,815	GBP	194,298	USD	—		(15)
Morgan Stanley & Co. International	4/7/2021	355,120	SEK	40,741	USD	1		—
Morgan Stanley & Co. International	4/7/2021	190,064	USD	245,500	AUD	3,077		—
Morgan Stanley & Co. International	4/7/2021	37,962	USD	34,329	CHF	1,486		—
Morgan Stanley & Co. International	4/7/2021	212,381	USD	174,844	EUR	6,883		—
Morgan Stanley & Co. International	4/7/2021	194,298	USD	138,940	GBP	2,602		—
Morgan Stanley & Co. International	4/7/2021	40,741	USD	342,103	SEK	1,492		—
Morgan Stanley & Co. International	4/8/2021	113,365	DKK	17,916	USD	—		(1)
Morgan Stanley & Co. International	4/8/2021	152,651	NOK	17,882	USD	1		—
Morgan Stanley & Co. International	4/8/2021	17,916	USD	109,694	DKK	581		—
Morgan Stanley & Co. International	4/8/2021	17,882	USD	153,998	NOK	—		(158)
Morgan Stanley & Co. International	5/5/2021	184,699	USD	242,448	AUD	11		—
Morgan Stanley & Co. International	5/5/2021	58,102	USD	54,643	CHF	—		(4)
Morgan Stanley & Co. International	5/5/2021	18,231	USD	115,309	DKK	0	^	—
Morgan Stanley & Co. International	5/5/2021	215,812	USD	183,521	EUR	—		(10)
Morgan Stanley & Co. International	5/5/2021	59,172	USD	197,274	ILS	—		(3)
Morgan Stanley & Co. International	5/5/2021	54,750	USD	467,375	NOK	—		(2)
Morgan Stanley & Co. International	5/5/2021	40,625	USD	354,023	SEK	—		(2)
Morgan Stanley & Co. International	5/5/2021	47,520	USD	63,865	SGD	—		(5)
Morgan Stanley & Co. International	5/6/2021	196,603	USD	142,473	GBP	13		—
Morgan Stanley & Co. International	5/10/2021	599,680	USD	66,243,531	JPY	—		(25)
Royal Bank of Canada	4/5/2021	234,958	ILS	70,460	USD	—		(1)
Royal Bank of Canada	4/5/2021	48,832,801	JPY	441,943	USD	—		(3)
Royal Bank of Canada	4/5/2021	31,000	SGD	2,551,424	JPY	—		(17)
Royal Bank of Canada	4/5/2021	54,801	USD	181,466	ILS	383		—
Royal Bank of Canada	4/5/2021	70,460	USD	233,319	ILS	493		—
Royal Bank of Canada	4/5/2021	441,943	USD	47,066,001	JPY	15,992		—
Royal Bank of Canada	4/5/2021	343,725	USD	36,605,990	JPY	12,438		—
Royal Bank of Canada	4/6/2021	82,772	SGD	61,605	USD	—		(0)^
Royal Bank of Canada	4/6/2021	61,605	USD	81,925	SGD	631		—
Royal Bank of Canada	4/6/2021	47,904	USD	63,705	SGD	490		—
Royal Bank of Canada	4/7/2021	320,846	AUD	244,375	USD	—		(1)
Royal Bank of Canada	4/7/2021	45,948	CHF	48,822	USD	—		(0)^
Royal Bank of Canada	4/7/2021	232,331	EUR	273,065	USD	—		(0)^

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Royal Bank of Canada	4/7/2021	181,068	GBP	249,820	USD	1		—
Royal Bank of Canada	4/7/2021	456,665	SEK	52,393	USD	—		(0)^
Royal Bank of Canada	4/7/2021	190,064	USD	245,475	AUD	3,097		—
Royal Bank of Canada	4/7/2021	244,375	USD	315,620	AUD	3,981		—
Royal Bank of Canada	4/7/2021	37,962	USD	34,332	CHF	1,482		—
Royal Bank of Canada	4/7/2021	48,822	USD	44,154	CHF	1,906		—
Royal Bank of Canada	4/7/2021	212,381	USD	174,829	EUR	6,900		—
Royal Bank of Canada	4/7/2021	273,065	USD	224,784	EUR	8,871		—
Royal Bank of Canada	4/7/2021	194,298	USD	138,945	GBP	2,595		—
Royal Bank of Canada	4/7/2021	249,820	USD	178,650	GBP	3,336		—
Royal Bank of Canada	4/7/2021	52,393	USD	439,928	SEK	1,921		—
Royal Bank of Canada	4/7/2021	40,741	USD	342,090	SEK	1,494		—
Royal Bank of Canada	4/8/2021	145,767	DKK	23,036	USD	—		(0)^
Royal Bank of Canada	4/8/2021	196,274	NOK	22,993	USD	—		(0)^
Royal Bank of Canada	4/8/2021	23,036	USD	141,051	DKK	746		—
Royal Bank of Canada	4/8/2021	17,916	USD	109,701	DKK	580		—
Royal Bank of Canada	4/8/2021	22,993	USD	198,024	NOK	—		(205)
Royal Bank of Canada	4/8/2021	17,882	USD	154,006	NOK	—		(159)
Royal Bank of Canada	5/5/2021	237,482	USD	311,754	AUD	—		(2)
Royal Bank of Canada	5/5/2021	74,704	USD	70,253	CHF	—		(1)
Royal Bank of Canada	5/5/2021	23,449	USD	148,321	DKK	—		(1)
Royal Bank of Canada	5/5/2021	277,479	USD	235,958	EUR	—		(8)
Royal Bank of Canada	5/5/2021	76,087	USD	253,685	ILS	—		(9)
Royal Bank of Canada	5/5/2021	70,396	USD	600,933	NOK	—		(3)
Royal Bank of Canada	5/5/2021	52,233	USD	455,162	SEK	—		(1)
Royal Bank of Canada	5/5/2021	61,100	USD	82,109	SGD	—		(1)
Royal Bank of Canada	5/6/2021	252,777	USD	183,194	GBP	—		(2)
Royal Bank of Canada	5/10/2021	771,018	USD	85,169,578	JPY	—		(25)
Societe Generale	4/5/2021	182,748	ILS	54,801	USD	1		—
Societe Generale	4/5/2021	37,982,299	JPY	343,725	USD	17		—
Societe Generale	4/5/2021	54,801	USD	181,469	ILS	382		—
Societe Generale	4/5/2021	343,725	USD	36,608,431	JPY	12,416		—
Societe Generale	4/6/2021	64,364	SGD	47,904	USD	—		(0)^
Societe Generale	4/6/2021	47,904	USD	63,705	SGD	491		—
Societe Generale	4/7/2021	249,533	AUD	190,064	USD	—		(6)
Societe Generale	4/7/2021	35,728	CHF	37,962	USD	1		—
Societe Generale	4/7/2021	180,704	EUR	212,381	USD	5		—
Societe Generale	4/7/2021	140,826	GBP	194,298	USD	0	^	—
Societe Generale	4/7/2021	355,126	SEK	40,741	USD	2		—
Societe Generale	4/7/2021	190,064	USD	245,478	AUD	3,094		—
Societe Generale	4/7/2021	37,962	USD	34,332	CHF	1,482		—
Societe Generale	4/7/2021	212,381	USD	174,832	EUR	6,897		—
Societe Generale	4/7/2021	194,298	USD	138,943	GBP	2,598		—
Societe Generale	4/7/2021	40,741	USD	342,089	SEK	1,494		—
Societe Generale	4/8/2021	113,372	DKK	17,916	USD	—		(0)^
Societe Generale	4/8/2021	152,420	NOK	17,882	USD	—		(27)
Societe Generale	4/8/2021	17,916	USD	109,689	DKK	582		—
Societe Generale	4/8/2021	17,882	USD	154,002	NOK	—		(159)
Societe Generale	5/5/2021	184,699	USD	242,460	AUD	1		—
Societe Generale	5/5/2021	58,102	USD	54,641	CHF	—		(2)
Societe Generale	5/5/2021	18,231	USD	115,317	DKK	—		(1)
Societe Generale	5/5/2021	215,812	USD	183,524	EUR	—		(13)
Societe Generale	5/5/2021	59,172	USD	197,277	ILS	—		(4)
Societe Generale	5/5/2021	54,750	USD	466,666	NOK	81		—
Societe Generale	5/5/2021	40,625	USD	354,023	SEK	—		(2)
Societe Generale	5/5/2021	47,520	USD	63,858	SGD	0	^	—
Societe Generale	5/6/2021	196,603	USD	142,486	GBP	—		(4)
Societe Generale	5/10/2021	599,680	USD	66,245,450	JPY	—		(43)
Standard Chartered Bank	4/5/2021	182,742	ILS	54,801	USD	—		(0)^
Standard Chartered Bank	4/5/2021	37,979,893	JPY	343,725	USD	—		(4)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

Standard Chartered Bank	4/5/2021	54,801	USD	181,467	ILS	383		—
Standard Chartered Bank	4/5/2021	343,725	USD	36,610,150	JPY	12,401		—
Standard Chartered Bank	4/6/2021	64,364	SGD	47,904	USD	—		(0)^
Standard Chartered Bank	4/6/2021	47,904	USD	63,705	SGD	490		—
Standard Chartered Bank	4/7/2021	249,524	AUD	190,064	USD	—		(13)
Standard Chartered Bank	4/7/2021	35,727	CHF	37,962	USD	—		(0)^
Standard Chartered Bank	4/7/2021	180,696	EUR	212,381	USD	—		(5)
Standard Chartered Bank	4/7/2021	140,821	GBP	194,298	USD	—		(7)
Standard Chartered Bank	4/7/2021	355,106	SEK	40,741	USD	—		(0)^
Standard Chartered Bank	4/7/2021	190,064	USD	245,467	AUD	3,103		—
Standard Chartered Bank	4/7/2021	37,962	USD	34,332	CHF	1,482		—
Standard Chartered Bank	4/7/2021	212,381	USD	174,839	EUR	6,888		—
Standard Chartered Bank	4/7/2021	194,298	USD	138,942	GBP	2,599		—
Standard Chartered Bank	4/7/2021	40,741	USD	342,095	SEK	1,493		—
Standard Chartered Bank	4/8/2021	113,369	DKK	17,916	USD	—		(0)^
Standard Chartered Bank	4/8/2021	152,646	NOK	17,882	USD	—		(0)^
Standard Chartered Bank	4/8/2021	17,916	USD	109,704	DKK	579		—
Standard Chartered Bank	4/8/2021	17,882	USD	154,004	NOK	—		(159)
Standard Chartered Bank	5/5/2021	184,699	USD	242,479	AUD	—		(13)
Standard Chartered Bank	5/5/2021	58,102	USD	54,640	CHF	—		(0)^
Standard Chartered Bank	5/5/2021	18,231	USD	115,318	DKK	—		(1)
Standard Chartered Bank	5/5/2021	215,812	USD	183,532	EUR	—		(23)
Standard Chartered Bank	5/5/2021	59,172	USD	197,274	ILS	—		(3)
Standard Chartered Bank	5/5/2021	54,750	USD	467,361	NOK	—		(1)
Standard Chartered Bank	5/5/2021	40,625	USD	354,009	SEK	—		(1)
Standard Chartered Bank	5/5/2021	47,520	USD	63,861	SGD	—		(2)
Standard Chartered Bank	5/6/2021	196,603	USD	142,488	GBP	—		(8)
Standard Chartered Bank	5/10/2021	599,680	USD	66,249,348	JPY	—		(78)
UBS AG	4/5/2021	182,741	ILS	54,801	USD	—		(1)
UBS AG	4/5/2021	37,980,065	JPY	343,725	USD	—		(3)
UBS AG	4/5/2021	54,801	USD	181,511	ILS	370		—
UBS AG	4/5/2021	343,725	USD	36,606,712	JPY	12,432		—
UBS AG	4/6/2021	13,000	EUR	11,060	GBP	20		—
UBS AG	4/6/2021	64,365	SGD	47,904	USD	0	^	—
UBS AG	4/6/2021	47,904	USD	63,719	SGD	481		—
UBS AG	4/7/2021	249,538	AUD	190,064	USD	—		(2)
UBS AG	4/7/2021	35,727	CHF	37,962	USD	0	^	—
UBS AG	4/7/2021	180,699	EUR	212,381	USD	—		(1)
UBS AG	4/7/2021	140,827	GBP	194,298	USD	2		—
UBS AG	4/7/2021	355,110	SEK	40,741	USD	0	^	—
UBS AG	4/7/2021	190,064	USD	245,472	AUD	3,099		—
UBS AG	4/7/2021	37,962	USD	34,334	CHF	1,480		—
UBS AG	4/7/2021	212,381	USD	174,833	EUR	6,896		—
UBS AG	4/7/2021	194,298	USD	138,946	GBP	2,593		—
UBS AG	4/7/2021	40,741	USD	342,099	SEK	1,492		—
UBS AG	4/8/2021	113,369	DKK	17,916	USD	0	^	—
UBS AG	4/8/2021	152,648	NOK	17,882	USD	0	^	—
UBS AG	4/8/2021	17,916	USD	109,708	DKK	579		—
UBS AG	4/8/2021	17,882	USD	154,012	NOK	—		(160)
UBS AG	5/5/2021	184,699	USD	242,461	AUD	0	^	—
UBS AG	5/5/2021	58,102	USD	54,643	CHF	—		(3)
UBS AG	5/5/2021	18,231	USD	115,314	DKK	—		(1)
UBS AG	5/5/2021	215,812	USD	183,522	EUR	—		(10)
UBS AG	5/5/2021	59,172	USD	197,312	ILS	—		(14)
UBS AG	5/5/2021	54,750	USD	467,361	NOK	—		(1)
UBS AG	5/5/2021	40,625	USD	354,011	SEK	—		(1)
UBS AG	5/5/2021	47,520	USD	63,859	SGD	—		(1)
UBS AG	5/6/2021	196,603	USD	142,485	GBP	—		(4)
UBS AG	5/10/2021	599,680	USD	66,244,310	JPY	—		(32)

						$420,882		$(3,587)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Japan	$9,986,419	$43,208	$—		$10,029,627
Singapore	1,113,649	—	12,803	*	1,126,452
Other	28,586,149	—	—		28,586,149
Investment of Cash Collateral for Securities Loaned	—	1,668,699	—		1,668,699

Total Investments in Securities	$39,686,217	$1,711,907	$12,803		$41,410,927

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$420,882	$—		$420,882
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,587)	$—		$(3,587)

Total - Net	$39,686,217	$2,129,202	$12,803		$41,828,222

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 4.3%
B3 S.A. - Brasil Bolsa Balcao	17,826	$172,542
Banco Bradesco S.A., Preference Shares	44,200	209,682
Cia Siderurgica Nacional S.A.	4,409	29,612
Equatorial Energia S.A.	5,525	24,281
Gerdau S.A., Preference Shares	11,500	61,586
Itau Unibanco Holding S.A., Preference Shares	44,612	221,123
Itausa S.A., Preference Shares	13,885	25,393
Klabin S.A.	18,300	89,603
Lojas Americanas S.A., Preference Shares	25,300	100,249
Lojas Renner S.A.	19,417	146,548
Sul America S.A.	21,525	130,340
Suzano S.A.*	8,998	109,306
Telefonica Brasil S.A.	8,461	66,318
TOTVS S.A.	12,800	65,622

Total Brazil		1,452,205

Chile - 0.7%
Banco Santander Chile	2,095,974	131,290
Embotelladora Andina S.A., Class B, Preference Shares	34,998	93,049

Total Chile		224,339

China - 33.5%
3SBio, Inc.*(a)	73,500	64,949
A-Living Smart City Services Co., Ltd., Class H(a)	9,000	39,939
Agile Group Holdings Ltd.	44,000	72,103
Alibaba Group Holding Ltd., ADR*	7,605	1,724,282
ANTA Sports Products Ltd.	11,000	179,408
Autohome, Inc., ADR	465	43,371
Baidu, Inc., ADR*	1,684	366,354
Baozun, Inc., ADR*(b)	1,200	45,768
Beijing Kunlun Tech Co., Ltd., Class A	25,200	91,151
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	7,100	55,414
BYD Co., Ltd., Class H	6,000	127,263
BYD Electronic International Co., Ltd.(b)	9,000	52,557
C&S Paper Co., Ltd., Class A	19,700	77,658
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	1,600	46,133
China Conch Venture Holdings Ltd.	26,000	122,234
China Education Group Holdings Ltd.	38,000	67,549
China Hongqiao Group Ltd.	53,000	70,763
China Lesso Group Holdings Ltd.	50,000	107,532
China Literature Ltd.*(a)(b)	9,600	95,019
China Medical System Holdings Ltd.	63,000	124,631
China Meidong Auto Holdings Ltd.	8,000	37,096
China Minsheng Banking Corp., Ltd., Class H	49,500	28,715
China Yuhua Education Corp., Ltd.(a)	74,000	57,967
Chongqing Zhifei Biological Products Co., Ltd., Class A	2,500	65,786
CSPC Pharmaceutical Group Ltd.	74,160	89,666
Dali Foods Group Co., Ltd.(a)	111,500	63,391
ENN Energy Holdings Ltd.	9,400	150,773
Fosun International Ltd.	69,000	96,562
Fuyao Glass Industry Group Co., Ltd., Class H(a)	4,400	26,175
GDS Holdings Ltd., ADR*	721	58,466
Geely Automobile Holdings Ltd.	58,000	147,565
GOME Retail Holdings Ltd.*(b)	590,000	109,281
Great Wall Motor Co., Ltd., Class H(b)	74,000	205,121
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	3,200	63,619
Haitian International Holdings Ltd.	25,000	99,685
Hengan International Group Co., Ltd.	8,000	52,582
Hopson Development Holdings Ltd.	6,000	21,609
Hualan Biological Engineering, Inc., Class A	13,000	78,833
Huazhu Group Ltd., ADR*(b)	1,200	65,880
JD.com, Inc., ADR*	4,086	344,572
Jiangsu Hengli Hydraulic Co., Ltd., Class A	5,000	68,230
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	12,500	50,038
Jiangsu Zhongtian Technology Co., Ltd., Class A	34,800	60,787
Jointown Pharmaceutical Group Co., Ltd., Class A*	21,200	58,377
Joyoung Co., Ltd., Class A	20,800	97,701
Kaisa Group Holdings Ltd.*(b)	126,000	62,235
Kingboard Holdings Ltd.	9,500	51,322
Kingdee International Software Group Co., Ltd.*	31,000	96,097
Kingsoft Corp., Ltd.(b)	8,000	53,097
KWG Group Holdings Ltd.	51,000	87,247
Lee & Man Paper Manufacturing Ltd.	84,000	77,253
Li Ning Co., Ltd.	23,000	149,400
Logan Group Co., Ltd.	32,000	53,920
Longfor Group Holdings Ltd.(a)	20,000	132,485
LONGi Green Energy Technology Co., Ltd., Class A	3,200	42,960
Luye Pharma Group Ltd.(a)(b)	87,000	55,617
Momo, Inc., ADR	1,952	28,772
NetEase, Inc., ADR	2,281	235,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2021

Investments	Shares	Value
New Oriental Education & Technology Group, Inc., ADR*	8,910	$124,740
Nine Dragons Paper Holdings Ltd.	44,000	64,406
Noah Holdings Ltd., ADR*	2,001	88,844
Northeast Securities Co., Ltd., Class A	47,500	62,464
Offcn Education Technology Co., Ltd., Class A	18,900	81,222
Ping An Insurance Group Co. of China Ltd., Class H	30,500	363,084
SF Holding Co., Ltd., Class A	3,000	37,080
Shandong Linglong Tyre Co., Ltd., Class A	2,900	20,705
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	48,000	94,710
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H(b)	19,000	81,015
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	43,200	70,649
Shenzhou International Group Holdings Ltd.	7,500	155,413
Silergy Corp.	1,000	80,784
Sunny Optical Technology Group Co., Ltd.	3,800	86,612
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	53,800	77,643
Tencent Holdings Ltd.	23,700	1,859,553
Tingyi Cayman Islands Holding Corp.	44,000	80,819
Uni-President China Holdings Ltd.	37,000	45,022
Vipshop Holdings Ltd., ADR*	4,439	132,549
Want Want China Holdings Ltd.	80,000	59,991
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	36,200	67,982
Xinyi Solar Holdings Ltd.	37,453	61,567
Yihai International Holding Ltd.*(b)	9,000	93,190
Yum China Holdings, Inc.	2,909	172,242
Zhejiang Supor Co., Ltd., Class A	7,200	78,590
Zhejiang Weixing New Building Materials Co., Ltd., Class A	10,700	41,233
Zhenro Properties Group Ltd.	144,000	102,057
Zhongsheng Group Holdings Ltd.	11,500	81,060

Total China		11,263,722

Hong Kong - 0.9%
Kingboard Laminates Holdings Ltd.	28,500	61,660
Vinda International Holdings Ltd.(b)	33,000	111,423
Wharf Holdings Ltd. (The)	46,000	121,886

Total Hong Kong		294,969

India - 11.9%
ACC Ltd.	2,700	70,285
Ambuja Cements Ltd.	25,503	107,731
Asian Paints Ltd.	4,258	147,773
Bajaj Auto Ltd.	1,981	99,454
Bajaj Finance Ltd.	1,672	117,769
Balkrishna Industries Ltd.	1,100	25,404
Berger Paints India Ltd.	4,700	49,177
Cipla Ltd.	6,425	71,628
Colgate-Palmolive India Ltd.	4,726	100,795
Divi’s Laboratories Ltd.	1,553	76,952
Dr. Reddy’s Laboratories Ltd.	1,659	102,471
Grasim Industries Ltd.	3,895	77,275
Havells India Ltd.	8,674	124,616
HCL Technologies Ltd.	8,568	115,154
HDFC Life Insurance Co., Ltd.*(a)	6,217	59,199
Hero MotoCorp., Ltd.	2,290	91,257
Housing Development Finance Corp., Ltd.	8,190	279,830
ICICI Lombard General Insurance Co., Ltd.(a)	1,714	33,598
Indus Towers Ltd.	22,623	75,808
Info Edge India Ltd.	1,427	83,546
Infosys Ltd.	17,785	332,780
JSW Steel Ltd.	12,100	77,526
Jubilant Foodworks Ltd.	2,548	101,446
Kotak Mahindra Bank Ltd.*	4,000	95,905
Lupin Ltd.	4,281	59,750
Marico Ltd.	18,699	105,191
Maruti Suzuki India Ltd.	1,265	118,677
Motherson Sumi Systems Ltd.	12,900	35,543
MRF Ltd.	100	112,509
Muthoot Finance Ltd.	1,800	29,688
Nestle India Ltd.	526	123,491
Page Industries Ltd.	100	41,466
PI Industries Ltd.	900	27,797
Pidilite Industries Ltd.	3,089	76,446
Piramal Enterprises Ltd.	4,170	99,990
Shriram Transport Finance Co., Ltd.	3,931	76,471
Tech Mahindra Ltd.	7,849	106,436
Torrent Pharmaceuticals Ltd.	2,874	100,042
UltraTech Cement Ltd.	1,523	140,355
UPL Ltd.	15,422	135,387
Wipro Ltd.	16,884	95,639

Total India		4,002,257

Indonesia - 1.2%
Ace Hardware Indonesia Tbk PT	556,000	58,375
Bank Central Asia Tbk PT	75,700	161,954
Kalbe Farma Tbk PT	752,600	81,348
Merdeka Copper Gold Tbk PT*	150,400	22,262
Unilever Indonesia Tbk PT	157,600	71,341

Total Indonesia		395,280

Malaysia - 1.7%
Hartalega Holdings Bhd	41,900	90,237
Hong Leong Bank Bhd	22,000	99,216
Hong Leong Financial Group Bhd	18,000	75,621
Nestle Malaysia Bhd	4,100	133,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2021

Investments	Shares	Value
Supermax Corp. Bhd	88,600	$81,410
Westports Holdings Bhd	86,900	88,021

Total Malaysia		567,991

Mexico - 2.6%
America Movil S.A.B. de C.V., Series L	280,408	191,319
Arca Continental S.A.B. de C.V.	23,543	116,044
Cemex S.A.B. de C.V., Series CPO*	230,172	162,219
Grupo Bimbo S.A.B. de C.V., Series A	50,273	105,408
Grupo Financiero Banorte S.A.B. de C.V., Class O*	27,066	152,299
Industrias Penoles S.A.B. de C.V.*	6,174	79,551
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	37,800	64,532

Total Mexico		871,372

Philippines - 0.7%
Globe Telecom, Inc.	2,495	96,639
PLDT, Inc.	2,960	74,461
Universal Robina Corp.	21,010	57,570

Total Philippines		228,670

Poland - 0.4%
Cyfrowy Polsat S.A.	4,245	31,800
Orange Polska S.A.*	59,629	99,508

Total Poland		131,308

Russia - 1.0%
Mobile TeleSystems PJSC, ADR	8,344	69,589
Novolipetsk Steel PJSC, GDR	2,845	90,699
PhosAgro PJSC, GDR(c)	3,749	65,307
Polyus PJSC, GDR(c)	444	40,870
X5 Retail Group N.V., GDR(c)	2,058	66,350

Total Russia		332,815

South Africa - 5.2%
Anglo American Platinum Ltd.(b)	1,105	161,051
AngloGold Ashanti Ltd.	4,016	87,531
Aspen Pharmacare Holdings Ltd.*	10,776	105,350
FirstRand Ltd.(b)	38,400	134,239
Gold Fields Ltd.	12,023	111,964
Harmony Gold Mining Co., Ltd.*(b)	18,182	77,081
Impala Platinum Holdings Ltd.	8,925	165,448
Kumba Iron Ore Ltd.	2,550	105,083
Mr. Price Group Ltd.	5,941	77,896
Northam Platinum Ltd.*	3,683	64,196
Remgro Ltd.	7,963	56,084
Sanlam Ltd.	25,900	104,416
Standard Bank Group Ltd.	16,167	137,328
Tiger Brands Ltd.(b)	7,746	110,554
Vodacom Group Ltd.	11,862	101,427
Woolworths Holdings Ltd.*	42,500	142,326

Total South Africa		1,741,974

South Korea - 16.0%
Cheil Worldwide, Inc.	3,550	66,656
CJ CheilJedang Corp.	254	92,241
CJ Logistics Corp.*	283	45,760
Coway Co., Ltd.	1,981	114,650
DB Insurance Co., Ltd.	2,395	100,096
Douzone Bizon Co., Ltd.	792	68,720
Fila Holdings Corp.	963	36,716
GS Engineering & Construction Corp.	3,146	119,530
Hana Financial Group, Inc.	4,026	152,253
Hankook Tire & Technology Co., Ltd.	2,680	116,151
Hyundai Glovis Co., Ltd.	400	66,269
Hyundai Marine & Fire Insurance Co., Ltd.	3,452	74,729
Hyundai Steel Co.	1,900	80,667
KB Financial Group, Inc.	3,570	177,278
KMW Co., Ltd.*	1,036	59,226
Korea Investment Holdings Co., Ltd.	409	30,935
LG Display Co., Ltd.*	4,003	80,467
LG Electronics, Inc.	1,716	227,435
LG Household & Health Care Ltd.	104	144,272
LG Innotek Co., Ltd.	365	66,276
LG Uplus Corp.	6,905	74,739
Lotte Chemical Corp.	167	44,415
Meritz Securities Co., Ltd.	22,630	92,180
Mirae Asset Daewoo Co., Ltd.	8,586	74,803
NAVER Corp.	799	266,157
NCSoft Corp.	103	79,451
NH Investment & Securities Co., Ltd.	5,540	57,028
Pearl Abyss Corp.*	125	34,029
Samsung Electro-Mechanics Co., Ltd.	586	97,084
Samsung Electronics Co., Ltd.	19,825	1,425,894
Samsung Fire & Marine Insurance Co., Ltd.	599	100,561
Samsung Life Insurance Co., Ltd.	1,386	95,645
Samsung SDI Co., Ltd.	369	215,189
Samsung SDS Co., Ltd.	520	88,907
Samsung Securities Co., Ltd.	2,298	80,103
Shinhan Financial Group Co., Ltd.	4,831	159,859
Shinsegae, Inc.	100	24,829
SK Hynix, Inc.	2,633	308,259
SK Telecom Co., Ltd.	613	148,951

Total South Korea		5,388,410

Taiwan - 17.2%
Accton Technology Corp.	4,000	38,692
Acer, Inc.	67,000	73,849
Advantech Co., Ltd.	4,499	55,818
ASE Technology Holding Co., Ltd.	13,000	48,978
Asia Cement Corp.	17,000	28,479
ASMedia Technology, Inc.	1,000	52,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2021

Investments	Shares	Value
Asustek Computer, Inc.	4,000	$52,220
AU Optronics Corp.*	58,000	42,789
Catcher Technology Co., Ltd.	2,000	14,825
Cathay Financial Holding Co., Ltd.	85,714	144,043
Chailease Holding Co., Ltd.	17,200	118,754
Cheng Shin Rubber Industry Co., Ltd.	13,000	21,960
Chicony Electronics Co., Ltd.	10,085	35,875
China Development Financial Holding Corp.	247,000	90,895
China Life Insurance Co., Ltd.	56,580	51,061
Compal Electronics, Inc.	51,000	47,724
CTBC Financial Holding Co., Ltd.	165,720	128,357
Delta Electronics, Inc.	12,000	121,123
E.Sun Financial Holding Co., Ltd.	59,000	53,969
Eclat Textile Co., Ltd.	1,000	16,823
Evergreen Marine Corp. Taiwan Ltd.*	65,000	103,652
Far Eastern New Century Corp.	51,000	53,980
Far EasTone Telecommunications Co., Ltd.	28,000	62,903
Feng TAY Enterprise Co., Ltd.	8,200	56,040
Fubon Financial Holding Co., Ltd.	76,000	151,291
Giant Manufacturing Co., Ltd.	2,000	24,112
Globalwafers Co., Ltd.	2,000	52,571
Hon Hai Precision Industry Co., Ltd.	53,880	234,154
Hotai Motor Co., Ltd.	1,000	20,608
Innolux Corp.*	83,000	61,378
Inventec Corp.	36,000	34,066
Lite-On Technology Corp.	19,014	41,849
MediaTek, Inc.	7,000	237,725
Micro-Star International Co., Ltd.	9,000	54,884
Nanya Technology Corp.	6,000	19,325
Nien Made Enterprise Co., Ltd.	4,000	55,795
Novatek Microelectronics Corp.	2,000	40,304
Pegatron Corp.	20,000	51,940
Phison Electronics Corp.	3,000	51,362
Pou Chen Corp.	49,000	56,671
Powertech Technology, Inc.	10,000	36,975
Quanta Computer, Inc.	22,000	75,562
Realtek Semiconductor Corp.	4,000	69,253
Ruentex Development Co., Ltd.	31,500	54,647
Shin Kong Financial Holding Co., Ltd.	166,724	53,465
SinoPac Financial Holdings Co., Ltd.	141,000	63,500
Standard Foods Corp.	14,000	28,753
Synnex Technology International Corp.	22,150	42,308
Taishin Financial Holding Co., Ltd.	60,000	28,178
Taiwan Mobile Co., Ltd.	18,000	61,949
Taiwan Semiconductor Manufacturing Co., Ltd.	101,000	2,077,840
Unimicron Technology Corp.	7,000	22,448
United Microelectronics Corp.	66,000	116,118
Vanguard International Semiconductor Corp.	10,000	37,851
Walsin Technology Corp.	4,000	34,977
Win Semiconductors Corp.	3,000	41,110
Winbond Electronics Corp.	22,000	22,746
Wistron Corp.	41,843	49,127
Wiwynn Corp.	1,000	29,545
WPG Holdings Ltd.	13,000	22,234
Yuanta Financial Holding Co., Ltd.	157,120	123,899

Total Taiwan		5,795,549

Thailand - 2.0%
Advanced Info Service PCL, NVDR	13,700	76,062
Bangkok Bank PCL, NVDR	17,600	70,963
Delta Electronics Thailand PCL, NVDR	7,200	66,816
Home Product Center PCL, NVDR	217,600	103,055
Kasikornbank PCL, NVDR	20,500	95,120
Srisawad Corp. PCL, NVDR	25,700	70,110
Thai Union Group PCL, NVDR	167,100	78,604
True Corp. PCL, NVDR(b)	934,300	101,652

Total Thailand		662,382

Turkey - 0.3%
Turkcell Iletisim Hizmetleri AS	50,730	91,760

TOTAL COMMON STOCKS (Cost: $24,099,836)		33,445,003

WARRANTS - 0.0%

Thailand - 0.0%
Srisawad Corp. PCL, expiring 8/29/25* (Cost: $0)	1,708	1,060

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $611,027)	611,027	611,027

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $24,710,863)		34,057,090
Other Assets less Liabilities - (1.4)%		(463,699)

NET ASSETS - 100.0%		$33,593,391

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

March 31, 2021

(b)

Security, or portion thereof, was on loan at March 31, 2021. At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,288,429 and the total market value of the collateral held by the Fund was $1,371,618. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $760,591.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2021 were as follows:

Affiliate	Value at 6/30/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2021	Dividend Income
WisdomTree Emerging Markets High Dividend Fund^	$—	$185,616	$182,500	$(3,116)	$—	$—	$1,318

^	As of March 31, 2021, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$33,445,003	$—	$—	$33,445,003
Warrants	1,060	—	—	1,060
Investment of Cash Collateral for Securities Loaned	—	611,027	—	611,027

Total Investments in Securities	$33,446,063	$611,027	$—	$34,057,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

March 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 6.4%
Aristocrat Leisure Ltd.	338	$8,843
ASX Ltd.	215	11,635
Aurizon Holdings Ltd.	3,827	11,368
AusNet Services	4,718	6,594
Australia & New Zealand Banking Group Ltd.	2,260	48,507
Brambles Ltd.	3,611	29,098
CSL Ltd.	333	67,123
Evolution Mining Ltd.	1,217	3,782
Fortescue Metals Group Ltd.	1,561	23,767
Macquarie Group Ltd.	235	27,355
Medibank Pvt Ltd.	3,646	7,775
National Australia Bank Ltd.	2,574	50,973
Newcrest Mining Ltd.	808	15,028
Northern Star Resources Ltd.	1,464	10,571
Sonic Healthcare Ltd.	689	18,414
Suncorp Group Ltd.	1,299	9,795
Sydney Airport*	4,833	22,786
Tabcorp Holdings Ltd.	4,138	14,750
Telstra Corp., Ltd.	8,345	21,610
Treasury Wine Estates Ltd.	1,978	15,593
Westpac Banking Corp.	2,484	46,182

Total Australia		471,549

Belgium - 0.8%
Ageas S.A./N.V.	142	8,605
KBC Group N.V.*	382	27,836
Proximus SADP	1,091	23,798

Total Belgium		60,239

Denmark - 3.2%
AP Moller - Maersk A/S, Class B	4	9,314
Carlsberg A/S, Class B	139	21,408
Coloplast A/S, Class B	153	23,062
DSV Panalpina A/S	139	27,337
GN Store Nord A/S	175	13,811
Novo Nordisk A/S, Class B	1,250	84,891
Novozymes A/S, Class B	441	28,315
Pandora A/S	234	25,131

Total Denmark		233,269

Finland - 1.1%
Kone Oyj, Class B	420	34,386
Nordea Bank Abp	3,203	31,603
Orion Oyj, Class B	314	12,610

Total Finland		78,599

France - 9.5%
AXA S.A.	1,584	42,604
BioMerieux	130	16,578
Capgemini SE	221	37,688
Cie de Saint-Gobain*	584	34,538
Cie Generale des Etablissements Michelin SCA	216	32,406
CNP Assurances*	1,174	22,367
Danone S.A.	569	39,122
Dassault Systemes SE	136	29,155
Hermes International	30	33,284
Iliad S.A.	43	8,192
Ipsen S.A.	242	20,805
Kering S.A.	63	43,582
Klepierre S.A.	1,045	24,423
L’Oreal S.A.	180	69,136
Legrand S.A.	353	32,908
Orange S.A.	2,041	25,199
Remy Cointreau S.A.	99	18,326
Sanofi	688	68,125
Sartorius Stedim Biotech	36	14,860
SEB S.A.	140	24,747
Sodexo S.A.*	233	22,395
Suez S.A.	983	20,865
Ubisoft Entertainment S.A.*	162	12,353
Wendel SE	79	9,833

Total France		703,491

Germany - 7.6%
Bayerische Motoren Werke AG	379	39,408
Beiersdorf AG	265	28,062
Brenntag SE	333	28,492
Covestro AG(a)	272	18,331
Daimler AG, Registered Shares	549	49,045
Deutsche Post AG, Registered Shares	1,140	62,597
Deutsche Wohnen SE, Bearer Shares	344	16,083
Fresenius Medical Care AG & Co. KGaA	63	4,644
Fuchs Petrolub SE, Preference Shares	137	6,576
GEA Group AG	371	15,239
HeidelbergCement AG	277	25,218
HelloFresh SE*	106	7,923
Henkel AG & Co. KGaA, Preference Shares	285	32,109
KION Group AG	256	25,334
LANXESS AG	192	14,185
LEG Immobilien SE	45	5,932
Merck KGaA	221	37,870
SAP SE	659	80,876
Sartorius AG, Preference Shares	36	17,991
Telefonica Deutschland Holding AG	7,718	22,677
Zalando SE*(a)	204	20,054

Total Germany		558,646

Hong Kong - 2.6%
BOC Hong Kong Holdings Ltd.	3,500	12,223
CK Asset Holdings Ltd.	2,000	12,142
Hong Kong Exchanges & Clearing Ltd.	1,400	82,367
MTR Corp., Ltd.	4,500	25,497
Sino Land Co., Ltd.	6,000	8,351
Swire Properties Ltd.	6,000	18,561
Techtronic Industries Co., Ltd.	1,000	17,107
WH Group Ltd.(a)	8,000	6,483
Xinyi Glass Holdings Ltd.	2,000	6,534

Total Hong Kong		189,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

March 31, 2021

Investments	Shares	Value
Ireland - 0.8%
CRH PLC	889	$41,762
Flutter Entertainment PLC*	85	18,312

Total Ireland		60,074

Israel - 0.1%
Check Point Software Technologies Ltd.*	64	7,166

Italy - 2.1%
Assicurazioni Generali SpA	1,624	32,562
DiaSorin SpA	45	7,235
Ferrari N.V.	76	15,931
Intesa Sanpaolo SpA*	14,673	39,845
Mediobanca Banca di Credito Finanziario SpA*	1,057	11,747
Moncler SpA*	283	16,255
Poste Italiane SpA(a)	889	11,326
Telecom Italia SpA	36,332	19,694

Total Italy		154,595

Japan - 27.2%
Advantest Corp.	300	26,281
AGC, Inc.	200	8,380
Ajinomoto Co., Inc.	600	12,301
Asahi Kasei Corp.	700	8,074
Astellas Pharma, Inc.	1,500	23,104
Azbil Corp.	200	8,624
Bridgestone Corp.	300	12,149
Calbee, Inc.	300	7,662
Canon, Inc.	700	15,853
Capcom Co., Ltd.	200	6,507
Chugai Pharmaceutical Co., Ltd.	1,000	40,624
CyberAgent, Inc.	400	7,214
Dai Nippon Printing Co., Ltd.	600	12,592
Daito Trust Construction Co., Ltd.	300	34,833
Daiwa House Industry Co., Ltd.	800	23,464
Daiwa Securities Group, Inc.	3,100	16,050
Disco Corp.	50	15,724
Eisai Co., Ltd.	100	6,714
Fast Retailing Co., Ltd.	25	19,939
Fuji Electric Co., Ltd.	200	8,344
FUJIFILM Holdings Corp.	200	11,893
Fujitsu Ltd.	300	43,439
Hirose Electric Co., Ltd.	100	15,403
Hitachi Ltd.	600	27,171
Honda Motor Co., Ltd.	1,000	30,036
Hoya Corp.	200	23,538
Hulic Co., Ltd.	700	8,267
Iida Group Holdings Co., Ltd.	300	7,265
Itochu Techno-Solutions Corp.	300	9,679
Japan Post Insurance Co., Ltd.	300	6,174
Kajima Corp.	700	9,952
Kao Corp.	500	33,090
KDDI Corp.	1,000	30,724
Kirin Holdings Co., Ltd.	1,000	19,190
Koei Tecmo Holdings Co., Ltd.	130	5,841
Konami Holdings Corp.	100	5,964
Kubota Corp.	1,000	22,801
Kurita Water Industries Ltd.	200	8,588
Lixil Corp.	700	19,480
McDonald’s Holdings Co., Japan Ltd.	200	9,231
MEIJI Holdings Co., Ltd.	100	6,443
MINEBEA MITSUMI, Inc.	600	15,361
Mitsubishi Estate Co., Ltd.	1,000	17,489
Mitsubishi Gas Chemical Co., Inc.	300	7,368
Mitsubishi UFJ Financial Group, Inc.	5,800	31,058
Mitsui Chemicals, Inc.	200	6,326
Miura Co., Ltd.	200	10,823
Mizuho Financial Group, Inc.	1,890	27,349
MS&AD Insurance Group Holdings, Inc.	600	17,642
Murata Manufacturing Co., Ltd.	300	24,005
Nabtesco Corp.	500	22,896
NEC Corp.	1,000	59,004
NGK Spark Plug Co., Ltd.	400	6,918
NH Foods Ltd.	300	12,882
Nidec Corp.	300	36,475
Nintendo Co., Ltd.	100	55,937
Nippon Express Co., Ltd.	300	22,371
Nippon Telegraph & Telephone Corp.	1,500	38,579
Nitori Holdings Co., Ltd.	100	19,389
Nitto Denko Corp.	400	34,244
Nomura Holdings, Inc.	4,600	24,203
Nomura Real Estate Holdings, Inc.	300	7,235
Nomura Research Institute Ltd.	600	18,597
NTT Data Corp.	1,100	17,052
Obayashi Corp.	1,000	9,185
Omron Corp.	200	15,638
Ono Pharmaceutical Co., Ltd.	400	10,462
Otsuka Holdings Co., Ltd.	300	12,725
Panasonic Corp.	2,500	32,206
Renesas Electronics Corp.*	700	7,602
Rinnai Corp.	200	22,425
Rohm Co., Ltd.	100	9,783
SCSK Corp.	200	11,873
Seiko Epson Corp.	700	11,403
Sekisui Chemical Co., Ltd.	900	17,308
Sekisui House Ltd.	1,100	23,633
SG Holdings Co., Ltd.	500	11,480
Sharp Corp.	1,000	17,285
Shimamura Co., Ltd.	100	11,557
Shimano, Inc.	50	11,934
Shionogi & Co., Ltd.(b)	600	32,319
Shizuoka Bank Ltd. (The)	800	6,299
Sohgo Security Services Co., Ltd.	300	14,199
Sompo Holdings, Inc.	400	15,356
Sony Corp.	700	73,452
SUMCO Corp.	100	2,286
Sumitomo Dainippon Pharma Co., Ltd.(b)	500	8,719
Sumitomo Mitsui Financial Group, Inc.(b)	1,100	39,889
Sumitomo Mitsui Trust Holdings, Inc.	800	27,938
Suntory Beverage & Food Ltd.	400	14,896
Sysmex Corp.	200	21,584
T&D Holdings, Inc.	2,200	28,391
Taisei Corp.	200	7,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

March 31, 2021

Investments	Shares	Value
Takeda Pharmaceutical Co., Ltd.	1,300	$46,882
TDK Corp.	200	27,747
Teijin Ltd.	700	12,081
TIS, Inc.	400	9,560
Toho Gas Co., Ltd.	300	18,543
Tokyo Electron Ltd.	100	42,344
Tokyo Gas Co., Ltd.	300	6,685
Tosoh Corp.	400	7,667
TOTO Ltd.	300	18,462
Toyo Suisan Kaisha Ltd.	500	21,041
Toyoda Gosei Co., Ltd.	300	7,895
Unicharm Corp.	300	12,611
Yakult Honsha Co., Ltd.	300	15,204
Yamada Holdings Co., Ltd.	1,500	8,104
Yamaha Motor Co., Ltd.	400	9,814
Yamato Holdings Co., Ltd.	300	8,240
Z Holdings Corp.	700	3,488

Total Japan		2,007,728

Netherlands - 5.4%
Aegon N.V.	4,556	21,686
Akzo Nobel N.V.	234	26,204
ASML Holding N.V.	279	169,529
Koninklijke DSM N.V.	214	36,294
Koninklijke Philips N.V.*	1,016	58,123
NN Group N.V.	490	24,009
QIAGEN N.V.*	184	8,925
Randstad N.V.	366	25,801
Wolters Kluwer N.V.	312	27,179

Total Netherlands		397,750

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	804	18,075

Norway - 0.7%
Orkla ASA	2,694	26,459
Yara International ASA	441	22,979

Total Norway		49,438

Singapore - 1.1%
CapitaLand Ltd.	10,100	28,264
Oversea-Chinese Banking Corp., Ltd.	1,600	13,992
Singapore Exchange Ltd.	2,100	15,583
Singapore Telecommunications Ltd.	14,900	27,059

Total Singapore		84,898

Spain - 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	6,175	32,122
Enagas S.A.	877	19,089
Grifols S.A.	593	15,563
Industria de Diseno Textil S.A.	1,118	36,923
Red Electrica Corp. S.A.	1,457	25,857
Telefonica S.A.	5,091	22,839

Total Spain		152,393

Sweden - 3.7%
Alfa Laval AB*	762	23,080
Atlas Copco AB, Class A	636	38,789
Boliden AB	562	20,891
Electrolux AB, Series B	970	26,953
Essity AB, Class B(b)	668	21,144
Husqvarna AB, Class B	2,452	35,389
Sandvik AB*	1,181	32,329
Skanska AB, Class B	931	23,392
Telefonaktiebolaget LM Ericsson, Class B	3,997	52,987

Total Sweden		274,954

Switzerland - 12.2%
ABB Ltd., Registered Shares	1,579	47,916
Coca-Cola HBC AG	789	25,146
Geberit AG, Registered Shares	58	37,075
Givaudan S.A., Registered Shares	12	46,437
Kuehne + Nagel International AG, Registered Shares	116	33,242
LafargeHolcim Ltd., Registered Shares*	337	19,887
Logitech International S.A., Registered Shares	352	37,079
Nestle S.A., Registered Shares	1,612	180,426
Novartis AG, Registered Shares	1,344	115,343
Partners Group Holding AG	17	21,802
Roche Holding AG, Genusschein	382	123,978
Schindler Holding AG, Participation Certificate	88	25,956
SGS S.A., Registered Shares	10	28,486
Sika AG, Registered Shares	92	26,393
STMicroelectronics N.V.	941	35,933
Swiss Life Holding AG, Registered Shares	48	23,695
Swisscom AG, Registered Shares	58	31,245
UBS Group AG, Registered Shares	2,573	40,011

Total Switzerland		900,050

United Kingdom - 12.3%
Admiral Group PLC	309	13,220
Ashtead Group PLC	313	18,686
AstraZeneca PLC	792	79,190
Auto Trader Group PLC*(a)	1,423	10,885
Aviva PLC	6,352	35,774
Barratt Developments PLC*	2,526	26,027
BT Group PLC*	14,242	30,418
Bunzl PLC	670	21,474
Croda International PLC	307	26,888
DCC PLC	110	9,546
Direct Line Insurance Group PLC	2,452	10,599
Entain PLC*	529	11,079
GlaxoSmithKline PLC	2,996	53,240
Hikma Pharmaceuticals PLC	125	3,925
Intertek Group PLC	322	24,888
Johnson Matthey PLC	481	19,995
Kingfisher PLC*	10,058	44,171
Legal & General Group PLC	8,698	33,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

March 31, 2021

Investments	Shares	Value
London Stock Exchange Group PLC	323	$30,928
Mondi PLC	1,110	28,332
National Grid PLC	3,268	38,957
Next PLC*	244	26,481
Pearson PLC	2,981	31,735
Reckitt Benckiser Group PLC	423	37,923
RSA Insurance Group PLC	2,314	21,742
Segro PLC	2,042	26,415
Spirax-Sarco Engineering PLC	147	23,121
Standard Chartered PLC	3,906	26,919
Standard Life Aberdeen PLC	4,375	17,499
Unilever PLC	1,542	86,291
Vodafone Group PLC	18,379	33,441

Total United Kingdom		903,283

TOTAL COMMON STOCKS (Cost: $5,912,527)		7,305,462

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c) (Cost: $93,564)	93,564	93,564

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $6,006,091)		7,399,026
Other Assets less Liabilities - (0.4)%		(31,702)

NET ASSETS - 100.0%		$7,367,324

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2021. At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $89,257 and the total market value of the collateral held by the Fund was $93,564.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,305,462	$—	$—	$7,305,462
Investment of Cash Collateral for Securities Loaned	—	93,564	—	93,564

Total Investments in Securities	$7,305,462	$93,564	$—	$7,399,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2021

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 95.8%

United States - 95.8%
3M Co.
3.38%, 3/1/29	$7,000	$7,663
3.13%, 9/19/46	70,000	69,808
ABB Finance USA, Inc.
2.88%, 5/8/22	4,000	4,113
Abbott Laboratories
2.95%, 3/15/25	29,000	31,094
4.90%, 11/30/46	99,000	129,199
AbbVie, Inc.
3.20%, 11/21/29	133,000	141,328
4.30%, 5/14/36	46,000	52,750
4.45%, 5/14/46	38,000	44,020
4.88%, 11/14/48	202,000	247,765
4.25%, 11/21/49	206,000	233,480
Activision Blizzard, Inc.
2.50%, 9/15/50	61,000	51,416
Albemarle Corp.
4.15%, 12/1/24	5,000	5,508
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	63,000	70,082
Ally Financial, Inc.
5.80%, 5/1/25(a)	68,000	78,984
Alphabet, Inc.
2.25%, 8/15/60	48,000	39,336
Altria Group, Inc.
4.40%, 2/14/26	45,000	50,646
2.63%, 9/16/26	193,000	201,816
3.88%, 9/16/46	56,000	54,603
5.95%, 2/14/49	88,000	110,069
6.20%, 2/14/59	8,000	9,801
Amazon.com, Inc.
4.05%, 8/22/47	35,000	40,829
4.25%, 8/22/57	50,000	60,260
2.70%, 6/3/60	64,000	57,154
Ameren Corp.
3.50%, 1/15/31	44,000	46,796
American Express Co.
2.50%, 8/1/22	56,000	57,514
3.40%, 2/27/23	149,000	156,952
3.40%, 2/22/24	59,000	63,530
3.63%, 12/5/24	27,000	29,486
American Express Credit Corp.
2.70%, 3/3/22	100,000	102,030
American International Group, Inc.
2.50%, 6/30/25	179,000	187,494
4.80%, 7/10/45(a)	166,000	197,366
4.75%, 4/1/48	61,000	72,774
American Water Capital Corp.
2.95%, 9/1/27	29,000	30,932
4.30%, 12/1/42	58,000	65,955
Amgen, Inc.
2.70%, 5/1/22	36,000	36,760
2.65%, 5/11/22	36,000	36,843
3.63%, 5/15/22	74,000	76,107
2.20%, 2/21/27	213,000	218,323
2.77%, 9/1/53(b)	31,000	27,670
Amphenol Corp.
2.80%, 2/15/30	22,000	22,598
Analog Devices, Inc.
5.30%, 12/15/45	101,000	126,361
Anthem, Inc.
3.30%, 1/15/23	23,000	24,159
3.65%, 12/1/27	73,000	80,596
4.10%, 3/1/28	48,000	54,030
4.63%, 5/15/42	15,000	17,869
4.65%, 1/15/43	40,000	47,698
4.38%, 12/1/47	60,000	69,476
Appalachian Power Co.
7.00%, 4/1/38	185,000	268,435
Apple, Inc.
3.20%, 5/11/27	10,000	10,920
2.90%, 9/12/27	25,000	26,943
3.00%, 11/13/27	26,000	28,198
3.85%, 5/4/43	13,000	14,859
3.85%, 8/4/46	28,000	31,550
4.25%, 2/9/47	35,000	41,750
3.75%, 11/13/47	9,000	9,994
2.65%, 2/8/51	256,000	234,545
2.55%, 8/20/60	23,000	19,922
2.80%, 2/8/61	137,000	123,390
Applied Materials, Inc.
5.10%, 10/1/35	31,000	39,514
5.85%, 6/15/41	14,000	19,666
Archer-Daniels-Midland Co.
2.75%, 3/27/25	49,000	52,153
AT&T, Inc.
4.35%, 3/1/29	89,000	100,682
4.30%, 2/15/30	93,000	104,831
2.55%, 12/1/33(b)	99,000	94,059
4.50%, 5/15/35	49,000	55,410
6.30%, 1/15/38	500,000	670,790
3.50%, 6/1/41	241,000	238,713
3.10%, 2/1/43	123,000	115,140
3.50%, 9/15/53(b)	151,000	139,823
3.55%, 9/15/55(b)	155,000	142,113
3.80%, 12/1/57(b)	150,000	143,265
3.65%, 9/15/59(b)	306,000	280,981
3.85%, 6/1/60	70,000	67,194
Atmos Energy Corp.
4.13%, 10/15/44	23,000	25,615
AutoZone, Inc.
3.70%, 4/15/22	66,000	67,690
AvalonBay Communities, Inc.
4.20%, 12/15/23	12,000	13,093
2.95%, 5/11/26	45,000	48,194
Avangrid, Inc.
3.80%, 6/1/29	57,000	62,805
Bank of America Corp.
4.13%, 1/22/24	55,000	60,143
4.20%, 8/26/24	325,000	358,511
4.45%, 3/3/26	47,000	52,851
3.25%, 10/21/27	95,000	102,259
4.18%, 11/25/27, Series L	30,000	33,392
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	174,000	186,733
5.00%, 1/21/44	121,000	150,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2021

Investments	Principal Amount	Value
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.15% thereafter)(c)	$217,000	$242,413
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	44,000	47,401
3.80%, 7/15/48	47,000	50,498
4.45%, 1/15/49	70,000	82,570
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	57,000	65,777
Berkshire Hathaway, Inc.
2.75%, 3/15/23	125,000	130,562
BGC Partners, Inc.
5.38%, 7/24/23	38,000	41,309
Biogen, Inc.
3.25%, 2/15/51(b)	83,000	78,115
BlackRock, Inc.
2.40%, 4/30/30	100,000	101,580
Block Financial LLC
5.50%, 11/1/22	46,000	48,301
Boardwalk Pipelines L.P.
5.95%, 6/1/26	60,000	69,880
Boeing Co. (The)
3.10%, 5/1/26	27,000	28,253
2.70%, 2/1/27	122,000	124,008
3.45%, 11/1/28	140,000	145,102
3.20%, 3/1/29	250,000	253,982
2.95%, 2/1/30	53,000	52,479
5.15%, 5/1/30	146,000	168,249
5.88%, 2/15/40	162,000	198,996
3.90%, 5/1/49	35,000	34,096
3.75%, 2/1/50	68,000	65,227
3.95%, 8/1/59	25,000	24,134
Booking Holdings, Inc.
3.55%, 3/15/28	27,000	29,499
Boston Scientific Corp.
3.38%, 5/15/22	34,000	35,092
4.00%, 3/1/29	50,000	55,616
4.70%, 3/1/49	36,000	43,748
Brighthouse Financial, Inc.
3.70%, 6/22/27	48,000	50,805
Bristol-Myers Squibb Co.
5.25%, 8/15/43	14,000	18,397
4.35%, 11/15/47	11,000	13,108
4.25%, 10/26/49	195,000	230,207
Broadcom Corp.
3.88%, 1/15/27	154,000	167,189
Broadcom, Inc.
3.46%, 9/15/26	16,000	17,188
4.11%, 9/15/28	44,000	48,071
5.00%, 4/15/30	163,000	185,861
4.15%, 11/15/30	121,000	130,693
3.42%, 4/15/33(b)	78,000	78,415
3.47%, 4/15/34(b)	171,000	171,585
3.75%, 2/15/51(b)	195,000	187,257
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	25,000	27,157
Burlington Northern Santa Fe LLC
3.75%, 4/1/24	15,000	16,297
5.05%, 3/1/41	25,000	31,530
5.40%, 6/1/41	19,000	24,812
4.45%, 3/15/43	38,000	44,978
4.15%, 4/1/45	130,000	148,572
Capital One Financial Corp.
3.75%, 7/28/26	136,000	147,825
3.80%, 1/31/28	281,000	309,266
Caterpillar Financial Services Corp.
2.85%, 6/1/22	10,000	10,305
2.40%, 6/6/22	49,000	50,209
2.85%, 5/17/24	46,000	49,138
Caterpillar, Inc.
3.25%, 4/9/50	53,000	54,317
Chevron USA, Inc.
1.02%, 8/12/27	160,000	154,054
Chubb Corp. (The)
6.50%, 5/15/38, Series 1	86,000	126,056
Cigna Corp.
4.50%, 2/25/26	54,000	61,402
4.38%, 10/15/28	63,000	72,150
4.80%, 7/15/46	132,000	158,401
3.88%, 10/15/47	18,000	19,318
3.40%, 3/15/50	231,000	228,958
Cisco Systems, Inc.
5.50%, 1/15/40	110,000	149,830
Citigroup, Inc.
5.50%, 9/13/25	84,000	97,712
4.30%, 11/20/26	291,000	326,001
4.45%, 9/29/27	116,000	130,774
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.91% thereafter)(c)	97,000	110,426
6.63%, 6/15/32	150,000	198,271
8.13%, 7/15/39	106,000	174,355
5.88%, 1/30/42	83,000	114,001
4.65%, 7/23/48	178,000	218,789
CNA Financial Corp.
4.50%, 3/1/26	18,000	20,390
3.45%, 8/15/27	57,000	62,312
Coca-Cola Co. (The)
2.88%, 10/27/25	32,000	34,657
1.45%, 6/1/27(a)	67,000	66,737
Comcast Corp.
3.38%, 2/15/25	19,000	20,673
3.38%, 8/15/25	10,000	10,905
3.15%, 2/15/28	4,000	4,322
4.15%, 10/15/28	28,000	32,057
4.25%, 10/15/30	78,000	90,084
1.50%, 2/15/31	284,000	263,330
4.25%, 1/15/33	191,000	222,055
4.60%, 10/15/38	60,000	72,555
4.65%, 7/15/42	6,000	7,320
4.00%, 8/15/47	104,000	116,488
3.97%, 11/1/47	214,000	239,962
3.45%, 2/1/50	37,000	38,089
4.95%, 10/15/58	40,000	52,705
Commonwealth Edison Co.
3.65%, 6/15/46	141,000	150,969
Conagra Brands, Inc.
4.30%, 5/1/24	61,000	67,302
7.00%, 10/1/28	33,000	42,899
5.40%, 11/1/48	42,000	53,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2021

Investments	Principal Amount	Value
Connecticut Light & Power Co. (The)
4.30%, 4/15/44	$30,000	$35,335
ConocoPhillips
5.90%, 5/15/38	129,000	172,912
ConocoPhillips Co.
6.95%, 4/15/29	110,000	146,683
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	98,000	139,365
4.20%, 3/15/42, Series 12-A	40,000	44,962
3.95%, 3/1/43	37,000	40,207
4.50%, 12/1/45	34,000	39,500
3.85%, 6/15/46	25,000	26,467
4.50%, 5/15/58	5,000	5,837
3.70%, 11/15/59	38,000	38,395
Constellation Brands, Inc.
4.25%, 5/1/23	49,000	52,611
3.75%, 5/1/50	38,000	39,496
CSX Corp.
3.80%, 3/1/28	201,000	222,517
6.00%, 10/1/36	7,000	9,416
6.15%, 5/1/37	32,000	43,723
3.80%, 11/1/46	41,000	43,872
4.25%, 11/1/66	30,000	34,263
Discover Financial Services
3.85%, 11/21/22	32,000	33,680
3.95%, 11/6/24(a)	132,000	144,495
Dollar General Corp.
3.88%, 4/15/27	9,000	10,019
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	68,000	91,370
Dominion Energy, Inc.
4.90%, 8/1/41, Series C	18,000	21,532
DTE Energy Co.
3.50%, 6/1/24, Series C	17,000	18,235
2.53%, 10/1/24, Series C	114,000	119,844
2.85%, 10/1/26	57,000	60,539
Duke Energy Carolinas LLC
3.95%, 11/15/28	35,000	39,483
6.05%, 4/15/38	84,000	114,892
3.95%, 3/15/48	40,000	44,218
Duke Energy Florida LLC
4.20%, 7/15/48	13,000	14,986
Duke Energy Florida Project Finance LLC
2.54%, 9/1/31, Series 2026	50,000	51,666
Duke Energy Ohio, Inc.
3.70%, 6/15/46	36,000	37,621
Duke Energy Progress LLC
3.45%, 3/15/29	63,000	68,614
3.70%, 10/15/46	37,000	39,543
E*TRADE Financial Corp.
3.80%, 8/24/27	100,000	110,841
Eastman Chemical Co.
3.60%, 8/15/22	10,000	10,359
4.80%, 9/1/42	69,000	81,912
4.65%, 10/15/44	20,000	23,351
Eaton Corp.
4.15%, 11/2/42	56,000	63,400
eBay, Inc.
3.80%, 3/9/22	87,000	89,516
4.00%, 7/15/42	82,000	86,840
Eli Lilly & Co.
3.95%, 3/15/49	40,000	45,646
2.25%, 5/15/50	58,000	49,280
Enterprise Products Operating LLC
2.80%, 1/31/30(a)	252,000	260,427
5.95%, 2/1/41	210,000	273,687
3.70%, 1/31/51	63,000	62,463
3.95%, 1/31/60	46,000	46,169
EOG Resources, Inc.
3.90%, 4/1/35	18,000	19,482
Equitable Holdings, Inc.
4.35%, 4/20/28	160,000	179,102
Essential Utilities, Inc.
4.28%, 5/1/49	32,000	35,639
Essex Portfolio L.P.
3.50%, 4/1/25	65,000	70,258
3.00%, 1/15/30	82,000	84,116
2.65%, 3/15/32	25,000	24,634
Evergy, Inc.
2.45%, 9/15/24	106,000	111,161
2.90%, 9/15/29	30,000	30,688
Exelon Corp.
3.50%, 6/1/22	30,000	30,949
3.40%, 4/15/26	71,000	76,996
5.10%, 6/15/45	114,000	141,903
4.45%, 4/15/46	40,000	46,084
Exxon Mobil Corp.
2.40%, 3/6/22	13,000	13,216
2.02%, 8/16/24	11,000	11,482
2.71%, 3/6/25	77,000	81,547
3.48%, 3/19/30	232,000	252,416
3.10%, 8/16/49	90,000	85,350
4.33%, 3/19/50	67,000	77,079
Fidelity National Financial, Inc.
4.50%, 8/15/28	75,000	84,525
Fifth Third Bancorp
2.60%, 6/15/22	15,000	15,374
3.95%, 3/14/28	27,000	30,574
8.25%, 3/1/38	25,000	40,436
Fiserv, Inc.
3.80%, 10/1/23	33,000	35,521
2.75%, 7/1/24	51,000	53,943
4.40%, 7/1/49	40,000	46,295
Florida Power & Light Co.
4.13%, 6/1/48	79,000	92,607
Fox Corp.
3.50%, 4/8/30(a)	151,000	161,046
General Dynamics Corp.
4.25%, 4/1/40	95,000	111,981
General Mills, Inc.
4.00%, 4/17/25	35,000	38,638
4.20%, 4/17/28	18,000	20,382
3.00%, 2/1/51(b)	105,000	98,601
Gilead Sciences, Inc.
3.70%, 4/1/24	10,000	10,787
4.60%, 9/1/35	60,000	70,924
4.80%, 4/1/44	16,000	19,302
4.50%, 2/1/45	52,000	60,714
4.15%, 3/1/47	148,000	164,928
Global Payments, Inc.
2.90%, 5/15/30	85,000	86,854
Globe Life, Inc.
4.55%, 9/15/28	100,000	115,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2021

Investments	Principal Amount	Value
Hartford Financial Services Group, Inc. (The)
6.10%, 10/1/41	$7,000	$9,614
Hasbro, Inc.
3.50%, 9/15/27	55,000	58,806
HCA, Inc.
4.50%, 2/15/27	200,000	224,632
4.13%, 6/15/29	136,000	150,752
5.25%, 6/15/49	77,000	94,474
Healthpeak Properties, Inc.
4.00%, 6/1/25	18,000	19,904
3.50%, 7/15/29	45,000	48,375
3.00%, 1/15/30	47,000	48,508
Home Depot, Inc. (The)
2.13%, 9/15/26	23,000	24,034
2.95%, 6/15/29	37,000	39,314
4.88%, 2/15/44	34,000	43,425
4.40%, 3/15/45	163,000	196,516
4.50%, 12/6/48	9,000	11,079
Honeywell International, Inc.
5.70%, 3/15/37	4,000	5,296
2.80%, 6/1/50	88,000	83,933
HP, Inc.
6.00%, 9/15/41	83,000	104,713
Humana, Inc.
3.13%, 8/15/29	172,000	179,807
Hyatt Hotels Corp.
3.38%, 7/15/23	2,000	2,093
Illinois Tool Works, Inc.
3.90%, 9/1/42(a)	30,000	34,435
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	110,000	129,591
Intel Corp.
3.10%, 7/29/22	10,000	10,367
2.88%, 5/11/24	3,000	3,208
3.25%, 11/15/49	165,000	165,652
4.95%, 3/25/60	40,000	52,571
Intercontinental Exchange, Inc.
3.00%, 6/15/50	56,000	51,990
International Business Machines Corp.
4.15%, 5/15/39	100,000	114,438
4.00%, 6/20/42	24,000	27,076
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	10,000	12,370
International Paper Co.
3.80%, 1/15/26	14,000	15,526
4.80%, 6/15/44	4,000	4,846
5.15%, 5/15/46	11,000	13,928
4.40%, 8/15/47	156,000	182,534
4.35%, 8/15/48	15,000	17,508
Interpublic Group of Cos., Inc. (The)
4.65%, 10/1/28(a)	22,000	25,254
Johnson & Johnson
2.90%, 1/15/28	30,000	32,444
4.38%, 12/5/33	26,000	31,761
3.40%, 1/15/38	32,000	35,283
3.70%, 3/1/46	26,000	29,430
3.50%, 1/15/48	88,000	97,102
JPMorgan Chase & Co.
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(c)	80,000	92,362
6.40%, 5/15/38	111,000	157,199
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; Secured Overnight Financing Rate + 2.46% thereafter)(c)	115,000	114,558
5.63%, 8/16/43	16,000	21,455
4.85%, 2/1/44	23,000	29,012
4.95%, 6/1/45	187,000	234,371
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)	206,000	228,096
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)	177,000	173,159
Keurig Dr. Pepper, Inc.
4.60%, 5/25/28	250,000	289,077
KeyCorp
2.55%, 10/1/29	187,000	189,717
Kimberly-Clark Corp.
3.10%, 3/26/30	7,000	7,550
5.30%, 3/1/41	22,000	28,709
KLA Corp.
3.30%, 3/1/50	22,000	21,472
Kroger Co. (The)
4.00%, 2/1/24	50,000	54,347
2.65%, 10/15/26(a)	44,000	46,577
3.70%, 8/1/27	17,000	18,941
5.15%, 8/1/43	2,000	2,496
4.45%, 2/1/47	32,000	36,340
Laboratory Corp. of America Holdings
4.70%, 2/1/45	15,000	17,098
Lam Research Corp.
3.80%, 3/15/25	4,000	4,401
Las Vegas Sands Corp.
2.90%, 6/25/25	157,000	161,256
Lincoln National Corp.
3.80%, 3/1/28	25,000	27,669
Lockheed Martin Corp.
4.50%, 5/15/36	31,000	37,539
4.70%, 5/15/46	90,000	113,552
4.09%, 9/15/52	70,000	82,127
Lowe’s Cos., Inc.
3.12%, 4/15/22	18,000	18,401
4.05%, 5/3/47	116,000	127,635
LYB International Finance III LLC
4.20%, 10/15/49	100,000	106,989
4.20%, 5/1/50	30,000	32,204
Magellan Midstream Partners L.P.
5.15%, 10/15/43	9,000	10,402
4.20%, 10/3/47	70,000	71,229
Markel Corp.
5.00%, 4/5/46	28,000	34,704
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	64,000	70,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2021

Investments	Principal Amount	Value
McDonald’s Corp.
3.50%, 3/1/27	$27,000	$29,570
3.80%, 4/1/28	29,000	32,146
2.63%, 9/1/29	33,000	33,828
6.30%, 3/1/38	32,000	44,741
4.88%, 12/9/45	38,000	46,602
3.63%, 9/1/49	14,000	14,620
McKesson Corp.
3.80%, 3/15/24	69,000	74,939
Merck & Co., Inc.
3.60%, 9/15/42	16,000	17,663
3.70%, 2/10/45	126,000	138,728
4.00%, 3/7/49	93,000	107,622
Micron Technology, Inc.
5.33%, 2/6/29	128,000	150,497
Microsoft Corp.
2.88%, 2/6/24	37,000	39,465
2.40%, 8/8/26	35,000	37,003
2.53%, 6/1/50	58,000	53,127
2.92%, 3/17/52	82,000	80,742
2.68%, 6/1/60	106,000	97,483
MidAmerican Energy Co.
3.65%, 8/1/48	40,000	42,578
Molson Coors Beverage Co.
3.00%, 7/15/26	159,000	169,303
Moody’s Corp.
2.63%, 1/15/23	54,000	55,994
Morgan Stanley
2.75%, 5/19/22	40,000	41,082
4.10%, 5/22/23	34,000	36,376
3.88%, 4/29/24, Series F	33,000	36,067
3.95%, 4/23/27	244,000	269,652
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(c)	123,000	140,930
7.25%, 4/1/32	234,000	329,069
6.38%, 7/24/42	126,000	184,942
4.30%, 1/27/45	66,000	77,638
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(c)	58,000	81,089
Motorola Solutions, Inc.
4.60%, 5/23/29	100,000	113,577
National Fuel Gas Co.
3.75%, 3/1/23	30,000	31,409
NBCUniversal Media LLC
5.95%, 4/1/41	24,000	33,642
Newmont Corp.
6.25%, 10/1/39	28,000	39,054
NextEra Energy Capital Holdings, Inc.
2.90%, 4/1/22	85,000	87,148
2.25%, 6/1/30	55,000	54,110
NIKE, Inc.
3.38%, 11/1/46	39,000	41,112
Norfolk Southern Corp.
3.95%, 10/1/42	64,000	71,107
4.15%, 2/28/48	31,000	34,997
3.16%, 5/15/55	53,000	49,651
5.10%, 8/1/2118	12,000	13,913
Northrop Grumman Corp.
4.03%, 10/15/47	180,000	200,191
5.25%, 5/1/50	47,000	61,425
NSTAR Electric Co.
3.20%, 5/15/27	71,000	76,999
Nucor Corp.
4.00%, 8/1/23	125,000	133,800
NVIDIA Corp.
3.20%, 9/16/26	45,000	49,122
3.50%, 4/1/40	70,000	75,531
NVR, Inc.
3.95%, 9/15/22	18,000	18,708
O’Reilly Automotive, Inc.
3.60%, 9/1/27	56,000	61,408
Omnicom Group, Inc.
3.63%, 5/1/22	57,000	59,014
ONE Gas, Inc.
4.66%, 2/1/44	4,000	4,587
Oracle Corp.
4.30%, 7/8/34	3,000	3,371
3.85%, 7/15/36	20,000	21,201
5.38%, 7/15/40	509,000	625,500
3.85%, 4/1/60	80,000	78,802
Owens Corning
3.40%, 8/15/26	79,000	85,613
4.30%, 7/15/47	7,000	7,673
PacifiCorp
6.00%, 1/15/39	99,000	134,240
Parker-Hannifin Corp.
3.25%, 3/1/27	67,000	72,583
4.45%, 11/21/44	11,000	12,924
PayPal Holdings, Inc.
2.65%, 10/1/26	136,000	143,980
PepsiCo, Inc.
2.63%, 7/29/29	10,000	10,452
4.45%, 4/14/46	52,000	63,050
3.45%, 10/6/46	94,000	99,574
3.63%, 3/19/50	60,000	66,202
Pfizer, Inc.
4.10%, 9/15/38	80,000	93,404
2.70%, 5/28/50	55,000	51,171
Philip Morris International, Inc.
2.88%, 5/1/24	5,000	5,315
2.75%, 2/25/26	40,000	42,578
3.13%, 8/17/27	20,000	21,621
3.13%, 3/2/28(a)	100,000	106,797
4.38%, 11/15/41	50,000	56,852
4.50%, 3/20/42	40,000	45,966
Phillips 66
3.70%, 4/6/23	258,000	273,563
2.15%, 12/15/30	170,000	161,327
5.88%, 5/1/42	30,000	38,803
Phillips 66 Partners L.P.
3.55%, 10/1/26	167,000	179,074
Pioneer Natural Resources Co.
4.45%, 1/15/26	39,000	43,971
Precision Castparts Corp.
3.90%, 1/15/43	45,000	48,048
Progress Energy, Inc.
7.75%, 3/1/31	70,000	98,261
6.00%, 12/1/39	62,000	80,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2021

Investments	Principal Amount	Value
Prudential Financial, Inc.
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	$150,000	$164,706
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(c)	99,000	105,569
3.91%, 12/7/47	22,000	23,905
3.94%, 12/7/49	26,000	28,550
Public Service Electric & Gas Co.
3.60%, 12/1/47	62,000	66,622
Quest Diagnostics, Inc.
2.95%, 6/30/30	39,000	40,422
Raytheon Technologies Corp.
6.05%, 6/1/36	101,000	137,124
4.15%, 5/15/45	51,000	57,127
4.63%, 11/16/48	105,000	127,231
Reliance Steel & Aluminum Co.
4.50%, 4/15/23	31,000	33,073
Republic Services, Inc.
3.20%, 3/15/25	3,000	3,220
2.90%, 7/1/26	100,000	106,817
Roper Technologies, Inc.
4.20%, 9/15/28(a)	78,000	87,978
San Diego Gas & Electric Co.
4.50%, 8/15/40	76,000	89,108
Sempra Energy
6.00%, 10/15/39	229,000	304,247
Sherwin-Williams Co. (The)
3.45%, 8/1/25	37,000	40,135
4.50%, 6/1/47	32,000	37,705
3.80%, 8/15/49	28,000	29,836
Southern Co. (The)
4.25%, 7/1/36	7,000	7,876
4.40%, 7/1/46	172,000	192,234
Southern Power Co.
4.15%, 12/1/25	7,000	7,820
Southwest Airlines Co.
5.25%, 5/4/25	97,000	110,421
Stanley Black & Decker, Inc.
4.25%, 11/15/28	57,000	65,457
Starbucks Corp.
4.00%, 11/15/28	50,000	56,331
State Street Corp.
3.10%, 5/15/23	21,000	22,198
2.65%, 5/19/26	50,000	53,297
Steel Dynamics, Inc.
5.00%, 12/15/26	148,000	155,776
Stryker Corp.
4.63%, 3/15/46	52,000	63,853
Synchrony Financial
2.85%, 7/25/22	12,000	12,323
4.38%, 3/19/24	33,000	35,930
4.25%, 8/15/24	161,000	175,290
3.95%, 12/1/27	40,000	43,148
Sysco Corp.
3.25%, 7/15/27	36,000	38,785
5.95%, 4/1/30	66,000	82,587
6.60%, 4/1/50	135,000	196,013
Target Corp.
2.50%, 4/15/26(a)	37,000	39,327
3.38%, 4/15/29	56,000	61,316
Textron, Inc.
4.30%, 3/1/24	43,000	46,808
Toyota Motor Credit Corp.
2.65%, 4/12/22	10,000	10,237
Travelers Cos., Inc. (The)
6.75%, 6/20/36	79,000	115,534
Truist Financial Corp.
2.75%, 4/1/22	23,000	23,523
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	55,000	59,277
7.00%, 3/1/32, Series B	35,000	49,252
Tyson Foods, Inc.
4.50%, 6/15/22	144,000	149,564
3.95%, 8/15/24	18,000	19,689
4.88%, 8/15/34	62,000	74,555
U.S. Bancorp
3.00%, 7/30/29	126,000	132,435
Union Pacific Corp.
3.75%, 3/15/24	10,000	10,809
4.00%, 4/15/47	81,000	88,761
3.84%, 3/20/60	150,000	159,831
2.97%, 9/16/62(b)	63,000	56,322
United Parcel Service, Inc.
6.20%, 1/15/38	6,000	8,501
5.30%, 4/1/50	83,000	112,476
UnitedHealth Group, Inc.
2.75%, 2/15/23	26,000	27,002
2.88%, 3/15/23	39,000	40,912
3.75%, 7/15/25	49,000	54,311
3.38%, 4/15/27	70,000	77,000
4.63%, 7/15/35	27,000	32,990
3.50%, 8/15/39	43,000	46,511
4.25%, 4/15/47	31,000	36,453
4.25%, 6/15/48	108,000	128,806
Valero Energy Corp.
3.40%, 9/15/26	264,000	282,417
7.50%, 4/15/32	70,000	94,357
Verizon Communications, Inc.
4.33%, 9/21/28	122,000	139,772
4.02%, 12/3/29	127,000	142,118
4.50%, 8/10/33	317,000	369,638
4.40%, 11/1/34	49,000	56,172
4.81%, 3/15/39	156,000	186,991
3.85%, 11/1/42	9,000	9,709
4.52%, 9/15/48	200,000	231,626
5.01%, 4/15/49	2,000	2,477
4.00%, 3/22/50	218,000	235,037
2.99%, 10/30/56(b)	20,000	17,639
ViacomCBS, Inc.
3.70%, 8/15/24	151,000	163,776
4.00%, 1/15/26	28,000	30,861
2.90%, 1/15/27	46,000	48,360
3.38%, 2/15/28	23,000	24,491
7.88%, 7/30/30	118,000	164,985
6.88%, 4/30/36	173,000	239,074
4.60%, 1/15/45	11,000	12,347
Viatris, Inc.
4.00%, 6/22/50(b)	81,000	82,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2021

Investments	Principal Amount	Value
Virginia Electric & Power Co.
3.80%, 4/1/28, Series A	$50,000	$55,453
8.88%, 11/15/38	118,000	203,628
Visa, Inc.
2.70%, 4/15/40	70,000	68,865
2.00%, 8/15/50	75,000	60,923
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44	153,000	169,395
Walmart, Inc.
3.95%, 6/28/38	120,000	138,958
4.05%, 6/29/48	6,000	7,071
Walt Disney Co. (The)
2.00%, 9/1/29	6,000	5,929
3.50%, 5/13/40	105,000	111,321
5.40%, 10/1/43	227,000	303,213
2.75%, 9/1/49	50,000	45,839
3.60%, 1/13/51	54,000	57,504
Waste Management, Inc.
2.90%, 9/15/22	33,000	34,028
3.13%, 3/1/25	138,000	148,433
3.90%, 3/1/35	2,000	2,258
Wells Fargo & Co.
4.13%, 8/15/23	255,000	275,930
1.65%, 6/2/24, (1.654% fixed rate until 6/2/23; Secured Overnight Financing Rate + 1.60% thereafter)(c)	367,000	375,246
3.00%, 2/19/25	39,000	41,577
3.55%, 9/29/25	84,000	91,686
4.30%, 7/22/27	45,000	50,946
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(c)	176,000	180,451
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	241,000	236,722
5.38%, 11/2/43	64,000	80,276
5.61%, 1/15/44	107,000	136,720
4.75%, 12/7/46	107,000	126,605
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month U.S. dollar London Interbank Offered Rate + 4.24% thereafter)(c)	107,000	137,305
Western Union Co. (The)
2.85%, 1/10/25	105,000	110,359
WestRock RKT LLC
4.00%, 3/1/23	35,000	36,905
Weyerhaeuser Co.
7.38%, 3/15/32	107,000	150,751
Wisconsin Power and Light Co.
3.00%, 7/1/29	62,000	65,858
WRKCo, Inc.
3.38%, 9/15/27	42,000	45,614
4.90%, 3/15/29	37,000	43,375
WW Grainger, Inc.
4.60%, 6/15/45	110,000	133,248
Wyeth LLC
6.50%, 2/1/34	187,000	267,698
Xcel Energy, Inc.
3.30%, 6/1/25	117,000	125,615
Xylem, Inc.
4.38%, 11/1/46	36,000	40,671
Zoetis, Inc.
3.00%, 9/12/27	38,000	40,624
3.90%, 8/20/28	45,000	50,085
4.45%, 8/20/48	42,000	50,370

TOTAL U.S. CORPORATE BONDS (Cost: $46,689,505)		45,246,304

FOREIGN CORPORATE BONDS - 2.9%

Canada - 0.2%
Barrick North America Finance LLC
5.75%, 5/1/43	63,000	83,206

Germany - 0.5%
Deutsche Bank AG
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(c)	215,000	232,912

Switzerland - 0.1%
Novartis Capital Corp.
2.40%, 5/17/22	12,000	12,264
3.00%, 11/20/25	33,000	35,640

Total Switzerland		47,904

United Kingdom - 2.1%
BAT Capital Corp.
4.70%, 4/2/27	250,000	281,837
4.54%, 8/15/47	22,000	22,252
4.76%, 9/6/49	54,000	56,012
Diageo Investment Corp.
4.25%, 5/11/42	25,000	29,690
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	10,000	10,476
3.88%, 5/15/28	12,000	13,568
6.38%, 5/15/38	90,000	132,672
RELX Capital, Inc.
4.00%, 3/18/29	17,000	18,843
Reynolds American, Inc.
4.45%, 6/12/25	90,000	99,941
5.70%, 8/15/35	169,000	201,313
5.85%, 8/15/45	119,000	139,973

Total United Kingdom		1,006,577

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,380,280)		1,370,599

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $928,220)	928,220	928,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2021

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $48,998,005)	$47,545,123
Other Assets less Liabilities - (0.7)%	(345,065)

NET ASSETS - 100.0%	$47,200,058

(a)

Security, or portion thereof, was on loan at March 31, 2021. At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,020,299 and the total market value of the collateral held by the Fund was $1,047,385. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $119,165.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of March 31, 2021 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$45,246,304	$—	$45,246,304
Foreign Corporate Bonds	—	1,370,599	—	1,370,599
Investment of Cash Collateral for Securities Loaned	—	928,220	—	928,220

Total Investments in Securities	$—	$47,545,123	$—	$47,545,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2021

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 96.2%

United States - 96.2%
ADT Security Corp. (The)
3.50%, 7/15/22	$36,000	$36,765
4.88%, 7/15/32(a)	304,000	309,609
AECOM
5.88%, 10/15/24	30,000	33,749
5.13%, 3/15/27	489,000	532,697
Allison Transmission, Inc.
5.88%, 6/1/29(a)	350,000	383,222
Ally Financial, Inc.
8.00%, 11/1/31	660,000	919,189
AMC Networks, Inc.
5.00%, 4/1/24	98,000	99,989
4.75%, 8/1/25	585,000	601,152
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(b)	269,000	277,430
AmeriGas Partners L.P.
5.50%, 5/20/25	500,000	543,985
5.75%, 5/20/27	425,000	464,372
Amkor Technology, Inc.
6.63%, 9/15/27(a)	366,000	396,422
Antero Midstream Partners L.P.
5.75%, 1/15/28(a)	845,000	845,456
Antero Resources Corp.
5.63%, 6/1/23	366,000	367,669
5.00%, 3/1/25(b)	374,000	374,625
Aramark Services, Inc.
6.38%, 5/1/25(a)	300,000	318,420
4.75%, 6/1/26	718,000	738,427
Archrock Partners L.P.
6.88%, 4/1/27(a)	350,000	366,499
ASGN, Inc.
4.63%, 5/15/28(a)	200,000	206,630
Avantor Funding, Inc.
4.63%, 7/15/28(a)	300,000	314,340
Avient Corp.
5.75%, 5/15/25(a)	135,000	143,571
B&G Foods, Inc.
5.25%, 4/1/25	283,000	291,448
5.25%, 9/15/27	296,000	308,450
Ball Corp.
4.00%, 11/15/23	124,000	132,060
5.25%, 7/1/25	330,000	373,560
2.88%, 8/15/30	100,000	96,465
Bausch Health Americas, Inc.
9.25%, 4/1/26(a)	645,000	715,724
Beacon Roofing Supply, Inc.
4.88%, 11/1/25(a)	467,000	477,363
Berry Global, Inc.
4.50%, 2/15/26(a)(b)	452,000	463,526
Boyd Gaming Corp.
6.38%, 4/1/26	850,000	878,254
Brink’s Co. (The)
4.63%, 10/15/27(a)	50,000	51,318
Brookfield Property REIT, Inc.
5.75%, 5/15/26(a)	473,000	486,480
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	243,000	255,099
Caesars Entertainment, Inc.
6.25%, 7/1/25(a)	1,000,000	1,067,270
8.13%, 7/1/27(a)	680,000	749,605
Carnival Corp.
9.88%, 8/1/27(a)	750,000	877,792
CCO Holdings LLC
5.13%, 5/1/27(a)	382,000	404,255
5.00%, 2/1/28(a)	230,000	243,489
5.38%, 6/1/29(a)	208,000	223,927
4.75%, 3/1/30(a)	350,000	363,181
4.50%, 8/15/30(a)	850,000	866,813
4.50%, 5/1/32(a)	57,000	57,797
CDK Global, Inc.
4.88%, 6/1/27	293,000	307,026
5.25%, 5/15/29(a)	87,000	93,157
CDW LLC
4.25%, 4/1/28	453,000	469,435
Cedar Fair L.P.
5.50%, 5/1/25(a)	529,000	557,455
Centene Corp.
3.00%, 10/15/30	1,040,000	1,039,147
CF Industries, Inc.
5.38%, 3/15/44	335,000	398,181
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	123,000	127,604
Charter Communications Operating LLC
3.70%, 4/1/51	890,000	833,538
Chemours Co. (The)
7.00%, 5/15/25(b)	221,000	227,866
5.38%, 5/15/27(b)	306,000	324,541
Churchill Downs, Inc.
5.50%, 4/1/27(a)	403,000	421,776
Cinemark USA, Inc.
4.88%, 6/1/23	550,000	547,338
Clean Harbors, Inc.
4.88%, 7/15/27(a)	225,000	237,580
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24	58,000	60,536
Cleveland-Cliffs, Inc.
5.75%, 3/1/25(b)	126,000	130,081
9.88%, 10/17/25(a)	371,000	435,109
5.88%, 6/1/27(b)	329,000	343,071
Colfax Corp.
6.00%, 2/15/24(a)	250,000	258,060
CommScope Technologies LLC
6.00%, 6/15/25(a)	803,000	820,594
5.00%, 3/15/27(a)	939,000	931,535
CommScope, Inc.
8.25%, 3/1/27(a)	273,000	292,582
Community Health Systems, Inc.
6.63%, 2/15/25(a)	780,000	826,847
8.00%, 3/15/26(a)	242,000	261,917
8.00%, 12/15/27(a)	445,000	487,822
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	350,000	377,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2021

Investments	Principal Amount	Value
Continental Resources, Inc.
4.50%, 4/15/23	$12,000	$12,429
4.38%, 1/15/28	360,000	379,224
4.90%, 6/1/44	141,000	141,299
Cornerstone Building Brands, Inc.
8.00%, 4/15/26(a)	235,000	244,807
Coty, Inc.
6.50%, 4/15/26(a)	286,000	288,428
Crestwood Midstream Partners L.P.
5.75%, 4/1/25	640,000	644,179
Crown Americas LLC
4.75%, 2/1/26	50,000	51,946
CSC Holdings LLC
5.50%, 4/15/27(a)	400,000	420,384
5.38%, 2/1/28(a)	1,128,000	1,188,777
7.50%, 4/1/28(a)	550,000	607,255
6.50%, 2/1/29(a)	500,000	553,035
4.63%, 12/1/30(a)	582,000	573,218
CVR Partners L.P.
9.25%, 6/15/23(a)	523,000	529,323
DaVita, Inc.
3.75%, 2/15/31(a)	1,212,000	1,156,757
Del Monte Foods, Inc.
11.88%, 5/15/25(a)	164,000	189,707
Delta Air Lines, Inc.
3.80%, 4/19/23	262,000	269,779
2.90%, 10/28/24	1,027,000	1,025,963
3.75%, 10/28/29	455,000	445,955
Diamond Resorts International, Inc.
10.75%, 9/1/24(a)(b)	86,000	91,167
Diamond Sports Group LLC
5.38%, 8/15/26(a)	1,105,000	798,042
6.63%, 8/15/27(a)	1,363,000	730,064
DISH DBS Corp.
6.75%, 6/1/21	100,000	100,888
5.88%, 7/15/22	4,000	4,185
5.00%, 3/15/23	276,000	288,332
5.88%, 11/15/24	433,000	453,606
7.75%, 7/1/26	1,439,000	1,590,440
Diversified Healthcare Trust
4.75%, 2/15/28	218,000	216,367
Elanco Animal Health, Inc.
4.91%, 8/27/21	104,000	105,325
5.27%, 8/28/23	102,000	109,994
Encompass Health Corp.
4.50%, 2/1/28	600,000	615,150
EQM Midstream Partners L.P.
5.50%, 7/15/28	920,000	968,558
6.50%, 7/15/48	60,000	60,180
ESH Hospitality, Inc.
5.25%, 5/1/25(a)	347,000	354,287
Fluor Corp.
4.25%, 9/15/28	350,000	355,971
Ford Motor Co.
8.50%, 4/21/23	769,000	858,296
9.00%, 4/22/25	600,000	727,356
4.35%, 12/8/26	200,000	211,008
9.63%, 4/22/30	200,000	279,754
4.75%, 1/15/43	105,000	105,574
5.29%, 12/8/46	250,000	262,867
Ford Motor Credit Co. LLC
4.14%, 2/15/23	7,000	7,278
4.54%, 8/1/26	150,000	158,965
Freeport-McMoRan, Inc.
3.88%, 3/15/23	576,000	600,543
4.55%, 11/14/24	106,000	116,082
5.25%, 9/1/29	650,000	712,900
5.40%, 11/14/34	234,000	279,092
5.45%, 3/15/43	552,000	664,012
Gap, Inc. (The)
8.63%, 5/15/25(a)	950,000	1,065,007
Genesis Energy L.P.
7.75%, 2/1/28	460,000	460,607
GLP Capital L.P.
5.38%, 4/15/26	150,000	168,588
4.00%, 1/15/31	150,000	155,340
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23	300,000	301,146
5.00%, 5/31/26	354,000	364,514
4.88%, 3/15/27(b)	300,000	308,616
Gray Television, Inc.
5.88%, 7/15/26(a)	780,000	809,788
7.00%, 5/15/27(a)	494,000	537,833
Greif, Inc.
6.50%, 3/1/27(a)(b)	556,000	586,630
Griffon Corp.
5.75%, 3/1/28	426,000	453,745
GrubHub Holdings, Inc.
5.50%, 7/1/27(a)	469,000	488,501
Hanesbrands, Inc.
4.88%, 5/15/26(a)	424,000	455,317
HAT Holdings I LLC
5.25%, 7/15/24(a)(b)	116,000	120,098
HCA, Inc.
5.38%, 2/1/25	94,000	104,956
3.50%, 9/1/30	959,000	967,612
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25(a)	364,000	384,133
5.75%, 5/1/28(a)	339,000	366,069
Hilton Worldwide Finance LLC
4.88%, 4/1/27	260,000	271,612
Holly Energy Partners L.P.
5.00%, 2/1/28(a)	225,000	227,959
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	250,000	267,455
Hughes Satellite Systems Corp.
5.25%, 8/1/26	195,000	215,594
6.63%, 8/1/26	441,000	489,563
iHeartCommunications, Inc.
8.38%, 5/1/27	1,300,000	1,395,082
Iron Mountain, Inc.
4.88%, 9/15/27(a)	203,000	208,071
5.25%, 3/15/28(a)	455,000	473,755
4.88%, 9/15/29(a)	350,000	354,749
5.63%, 7/15/32(a)	642,000	671,571
JBS USA LUX S.A.
6.75%, 2/15/28(a)	421,000	463,694
5.50%, 1/15/30(a)	9,000	9,966
KFC Holding Co.
4.75%, 6/1/27(a)	179,000	188,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2021

Investments	Principal Amount	Value
Koppers, Inc.
6.00%, 2/15/25(a)	$225,000	$232,333
Kraft Heinz Foods Co.
5.20%, 7/15/45	539,000	626,701
4.38%, 6/1/46	1,905,000	1,999,678
5.50%, 6/1/50	201,000	247,099
L Brands, Inc.
5.25%, 2/1/28	400,000	429,612
6.88%, 11/1/35	1,184,000	1,407,800
6.75%, 7/1/36	433,000	512,343
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	50,000	50,438
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(a)	5,000	5,192
4.88%, 11/1/26(a)	277,000	287,482
Lennar Corp.
4.75%, 11/29/27	271,000	311,859
Level 3 Financing, Inc.
5.38%, 5/1/25	400,000	408,804
3.63%, 1/15/29(a)	320,000	310,874
Lions Gate Capital Holdings LLC
6.38%, 2/1/24(a)	534,000	551,024
5.88%, 11/1/24(a)	74,000	76,174
Live Nation Entertainment, Inc.
4.88%, 11/1/24(a)	350,000	356,394
4.75%, 10/15/27(a)	421,000	423,475
Lumen Technologies, Inc.
5.80%, 3/15/22, Series T	321,000	332,325
6.75%, 12/1/23, Series W	549,000	606,596
7.50%, 4/1/24, Series Y	208,000	233,345
5.63%, 4/1/25	345,000	372,386
5.13%, 12/15/26(a)	521,000	549,249
Macy’s, Inc.
8.38%, 6/15/25(a)	500,000	554,215
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(a)	622,000	662,324
Masonite International Corp.
5.38%, 2/1/28(a)	200,000	212,346
Mattel, Inc.
6.75%, 12/31/25(a)	123,000	129,359
Maxim Crane Works Holdings Capital LLC
10.13%, 8/1/24(a)	418,000	437,742
MDC Partners, Inc.
7.50%, 5/1/24(a)(c)	539,000	547,107
MEDNAX, Inc.
6.25%, 1/15/27(a)	391,000	418,448
Meredith Corp.
6.88%, 2/1/26(b)	594,000	611,998
MGM Growth Properties Operating Partnership L.P.
4.50%, 9/1/26	553,000	581,247
MGM Resorts International
6.75%, 5/1/25	349,000	376,665
4.63%, 9/1/26(b)	76,000	79,858
5.50%, 4/15/27	527,000	567,168
4.75%, 10/15/28	90,000	93,007
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	400,000	411,948
MPT Operating Partnership L.P.
5.25%, 8/1/26	40,000	41,458
5.00%, 10/15/27	198,000	208,668
4.63%, 8/1/29	267,000	281,351
MSCI, Inc.
5.38%, 5/15/27(a)	50,000	53,599
4.00%, 11/15/29(a)	309,000	318,177
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	650,000	676,741
Navient Corp.
5.50%, 1/25/23	6,000	6,243
6.13%, 3/25/24	297,000	314,942
5.88%, 10/25/24	174,000	183,558
6.75%, 6/25/25	174,000	189,028
6.75%, 6/15/26(b)	252,000	273,569
5.00%, 3/15/27	252,000	252,854
NCR Corp.
5.00%, 10/1/28(a)	400,000	404,504
Newell Brands, Inc.
4.35%, 4/1/23	15,000	15,829
4.70%, 4/1/26	238,000	262,940
6.00%, 4/1/46(b)	327,000	406,647
Newmark Group, Inc.
6.13%, 11/15/23	288,000	315,924
Nexstar Broadcasting, Inc.
5.63%, 7/15/27(a)	500,000	525,210
NextEra Energy Operating Partners L.P.
4.25%, 7/15/24(a)	211,000	222,318
4.25%, 9/15/24(a)	27,000	28,532
3.88%, 10/15/26(a)	528,000	553,545
Nielsen Finance LLC
5.00%, 4/15/22(a)	113,000	113,157
5.88%, 10/1/30(a)	500,000	543,175
Nordstrom, Inc.
5.00%, 1/15/44	220,000	213,677
NortonLifeLock, Inc.
5.00%, 4/15/25(a)	177,000	179,483
NRG Energy, Inc.
7.25%, 5/15/26	354,000	369,342
5.75%, 1/15/28	151,000	161,516
5.25%, 6/15/29(a)	360,000	386,208
Nuance Communications, Inc.
5.63%, 12/15/26(b)	250,000	262,462
NuStar Logistics L.P.
5.63%, 4/28/27	273,000	286,096
6.38%, 10/1/30	80,000	86,620
Occidental Petroleum Corp.
2.70%, 2/15/23	330,000	329,479
2.90%, 8/15/24	550,000	543,840
3.40%, 4/15/26	271,000	263,889
6.45%, 9/15/36	763,000	842,161
4.50%, 7/15/44	900,000	767,682
Oceaneering International, Inc.
4.65%, 11/15/24	352,000	338,779
Olin Corp.
5.13%, 9/15/27(b)	675,000	703,370
5.63%, 8/1/29	543,000	586,473
OneMain Finance Corp.
5.63%, 3/15/23	242,000	257,079
6.13%, 3/15/24	281,000	303,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2021

Investments	Principal Amount	Value
6.88%, 3/15/25	$426,000	$485,342
7.13%, 3/15/26	41,000	47,524
5.38%, 11/15/29	437,000	466,047
Outfront Media Capital LLC
4.63%, 3/15/30(a)	290,000	279,943
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)(b)	709,000	759,623
Par Pharmaceutical, Inc.
7.50%, 4/1/27(a)	822,000	874,559
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	320,000	299,952
PBF Holding Co. LLC
9.25%, 5/15/25(a)	322,000	329,609
7.25%, 6/15/25	679,000	553,541
6.00%, 2/15/28	490,000	362,762
PBF Logistics L.P.
6.88%, 5/15/23	419,000	419,591
Peabody Energy Corp.
6.38%, 3/31/25(a)	410,000	165,923
Penske Automotive Group, Inc.
5.50%, 5/15/26	273,000	281,881
Pilgrim’s Pride Corp.
5.75%, 3/15/25(a)	297,000	303,436
5.88%, 9/30/27(a)	223,000	239,248
Plains All American Pipeline L.P.
4.70%, 6/15/44	310,000	297,513
Post Holdings, Inc.
5.75%, 3/1/27(a)	337,000	354,861
5.63%, 1/15/28(a)	276,000	291,508
5.50%, 12/15/29(a)	124,000	133,161
4.63%, 4/15/30(a)	703,000	705,636
Prime Healthcare Services, Inc.
7.25%, 11/1/25(a)	400,000	428,356
Prime Security Services Borrower LLC
5.25%, 4/15/24(a)	550,000	587,251
5.75%, 4/15/26(a)	557,000	602,602
6.25%, 1/15/28(a)	400,000	417,124
PulteGroup, Inc.
5.50%, 3/1/26	218,000	254,583
5.00%, 1/15/27	154,000	177,758
QVC, Inc.
4.85%, 4/1/24	297,000	320,017
4.45%, 2/15/25	280,000	295,960
4.75%, 2/15/27	389,000	404,272
Radian Group, Inc.
6.63%, 3/15/25	200,000	224,508
RBS Global, Inc.
4.88%, 12/15/25(a)	250,000	256,155
RHP Hotel Properties L.P.
4.75%, 10/15/27	52,000	53,368
Sabre GLBL, Inc.
9.25%, 4/15/25(a)	339,000	405,336
Sally Holdings LLC
5.63%, 12/1/25	51,000	52,618
SBA Communications Corp.
4.88%, 9/1/24	156,000	160,387
Scientific Games International, Inc.
5.00%, 10/15/25(a)	536,000	555,703
8.25%, 3/15/26(a)	470,000	505,875
7.25%, 11/15/29(a)	363,000	393,358
Select Medical Corp.
6.25%, 8/15/26(a)	250,000	266,090
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	230,000	227,180
Service Corp. International
4.63%, 12/15/27	84,000	88,775
Service Properties Trust
4.35%, 10/1/24	400,000	398,420
Signature Aviation U.S. Holdings, Inc.
5.38%, 5/1/26(a)	50,000	51,171
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	200,000	194,816
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	163,000	164,250
4.63%, 7/15/24(a)	100,000	103,066
5.38%, 7/15/26(a)	1,167,000	1,206,678
5.50%, 7/1/29(a)	500,000	541,470
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	320,000	323,699
5.50%, 4/15/27(a)(b)	26,000	26,978
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	50,000	54,080
Spectrum Brands, Inc.
5.75%, 7/15/25	100,000	103,250
Spirit AeroSystems, Inc.
7.50%, 4/15/25(a)	350,000	376,659
4.60%, 6/15/28	169,000	165,853
Sprint Corp.
7.88%, 9/15/23	26,000	29,728
7.13%, 6/15/24	550,000	635,712
7.63%, 2/15/25	700,000	835,625
7.63%, 3/1/26	400,000	490,436
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	700,000	745,437
SSL Robotics LLC
9.75%, 12/31/23(a)	334,000	375,947
SunCoke Energy Partners L.P.
7.50%, 6/15/25(a)	582,000	604,733
Sunoco L.P.
5.50%, 2/15/26	611,000	630,112
T-Mobile USA, Inc.
6.00%, 4/15/24	35,000	35,197
5.13%, 4/15/25	50,000	50,828
5.38%, 4/15/27	193,000	204,827
4.75%, 2/1/28	228,000	243,693
Tallgrass Energy Partners L.P.
5.50%, 9/15/24(a)	23,000	23,345
5.50%, 1/15/28(a)	121,000	118,500
TEGNA, Inc.
4.63%, 3/15/28	381,000	388,506
5.00%, 9/15/29	505,000	524,513
Teleflex, Inc.
4.63%, 11/15/27	325,000	345,969
Tenet Healthcare Corp.
6.75%, 6/15/23	696,000	755,271
4.63%, 7/15/24	123,000	125,668
4.63%, 9/1/24(a)	114,000	117,523
5.13%, 5/1/25	850,000	862,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2021

Investments	Principal Amount	Value
4.88%, 1/1/26(a)	$515,000	$536,002
6.25%, 2/1/27(a)	415,000	438,647
6.13%, 10/1/28(a)	240,000	250,634
Tenneco, Inc.
5.00%, 7/15/26(b)	315,000	299,174
Terex Corp.
5.63%, 2/1/25(a)	437,000	449,293
TerraForm Power Operating LLC
4.25%, 1/31/23(a)	540,000	557,863
5.00%, 1/31/28(a)	348,000	376,470
Time Warner Cable LLC
4.50%, 9/15/42	190,000	203,471
TransDigm, Inc.
6.50%, 5/15/25	10,000	10,232
6.25%, 3/15/26(a)	486,000	515,729
6.38%, 6/15/26	319,000	330,733
5.50%, 11/15/27	382,000	395,993
Transocean, Inc.
11.50%, 1/30/27(a)	585,000	502,731
Tutor Perini Corp.
6.88%, 5/1/25(a)(b)	328,000	339,231
Twitter, Inc.
3.88%, 12/15/27(a)	132,000	138,453
U.S. Foods, Inc.
6.25%, 4/15/25(a)	147,000	157,650
Under Armour, Inc.
3.25%, 6/15/26(b)	255,000	255,714
United Rentals North America, Inc.
5.88%, 9/15/26	408,000	428,167
5.50%, 5/15/27	927,000	989,517
4.88%, 1/15/28	508,000	535,686
United States Steel Corp.
6.25%, 3/15/26(b)	113,000	114,436
Uniti Group L.P.
6.00%, 4/15/23(a)	558,000	567,531
7.88%, 2/15/25(a)	1,300,000	1,406,977
Univar Solutions USA, Inc.
5.13%, 12/1/27(a)	329,000	342,821
Universal Health Services, Inc.
2.65%, 10/15/30(a)	110,000	106,430
USA Compression Partners L.P.
6.88%, 4/1/26	395,000	405,677
Vail Resorts, Inc.
6.25%, 5/15/25(a)	117,000	124,811
VeriSign, Inc.
5.25%, 4/1/25	156,000	175,892
4.75%, 7/15/27	356,000	378,186
ViacomCBS, Inc.
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; 3-month U.S. dollar Interbank Offered Rate + 3.899% thereafter)(c)	320,000	354,445
VICI Properties LP
4.13%, 8/15/30(a)	640,000	645,888
Vistra Operations Co. LLC
5.50%, 9/1/26(a)	627,000	650,744
5.63%, 2/15/27(a)	626,000	652,161
W&T Offshore, Inc.
9.75%, 11/1/23(a)	499,000	442,608
Western Digital Corp.
4.75%, 2/15/26	593,000	654,494
Western Midstream Operating L.P.
3.95%, 6/1/25	549,000	564,592
4.65%, 7/1/26	150,000	158,259
5.30%, 2/1/30	419,000	455,399
Xerox Corp.
4.38%, 3/15/23	466,000	489,617
XPO Logistics, Inc.
6.13%, 9/1/23(a)	191,000	194,333
6.25%, 5/1/25(a)	600,000	646,542
Yum! Brands, Inc.
4.75%, 1/15/30(a)	80,000	84,622

TOTAL U.S. CORPORATE BONDS (Cost: $131,980,975)		134,953,592

FOREIGN CORPORATE BONDS - 0.7%

Canada - 0.2%
Primo Water Holdings, Inc.
5.50%, 4/1/25(a)	277,000	285,097

Germany - 0.5%
Deutsche Bank AG
5.88%, 7/8/31, (5.88% fixed rate until 4/8/30; Secured Overnight Financing Rate + 5.44% thereafter)(c)	550,000	619,300

TOTAL FOREIGN CORPORATE BONDS (Cost: $912,752)		904,397

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $3,514,103)	3,514,103	3,514,103

TOTAL INVESTMENTS IN SECURITIES - 99.4% (Cost: $136,407,830)		139,372,092
Other Assets less Liabilities - 0.6%		895,743

NET ASSETS - 100.0%		$140,267,835

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2021. At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,302,307 and the total market value of the collateral held by the Fund was $4,911,210. The total market value of the collateral includes non- cash U.S. Government securities collateral having a value of $1,397,107.

(c)	Rate shown reflects the accrual rate as of March 31, 2021 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$134,953,592	$—	$134,953,592
Foreign Corporate Bonds	—	904,397	—	904,397
Investment of Cash Collateral for Securities Loaned	—	3,514,103	—	3,514,103

Total Investments in Securities	$—	$139,372,092	$—	$139,372,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2021

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 93.1%

United States - 93.1%
Abbott Laboratories
3.40%, 11/30/23	$51,000	$54,775
AbbVie, Inc.
2.90%, 11/6/22	82,000	85,069
3.20%, 11/6/22	50,000	51,887
2.85%, 5/14/23	139,000	145,110
2.60%, 11/21/24	223,000	235,383
3.80%, 3/15/25	277,000	303,093
3.60%, 5/14/25	334,000	363,833
Agilent Technologies, Inc.
3.88%, 7/15/23	87,000	92,727
Aircastle Ltd.
4.13%, 5/1/24(a)	63,000	66,789
Ally Financial, Inc.
3.88%, 5/21/24	156,000	168,794
5.80%, 5/1/25(a)	37,000	42,977
Altria Group, Inc.
4.40%, 2/14/26	136,000	153,064
American Express Co.
2.65%, 12/2/22	49,000	50,896
3.40%, 2/22/24	79,000	85,066
American Honda Finance Corp.
2.15%, 9/10/24	179,000	186,973
American International Group, Inc.
4.13%, 2/15/24	64,000	70,095
2.50%, 6/30/25	54,000	56,562
Ameriprise Financial, Inc.
4.00%, 10/15/23	85,000	92,545
Amgen, Inc.
3.63%, 5/22/24	153,000	165,454
Amphenol Corp.
3.20%, 4/1/24	25,000	26,694
Anthem, Inc.
3.13%, 5/15/22	59,000	60,818
3.50%, 8/15/24	121,000	130,872
Apple, Inc.
2.30%, 5/11/22	42,000	42,877
2.50%, 2/9/25	120,000	127,127
3.20%, 5/13/25	64,000	69,679
3.25%, 2/23/26	141,000	154,195
Arrow Electronics, Inc.
3.25%, 9/8/24	82,000	87,774
AT&T, Inc.
3.00%, 6/30/22	49,000	50,341
3.95%, 1/15/25	34,000	37,394
3.40%, 5/15/25	167,000	181,190
4.13%, 2/17/26	136,000	152,372
AutoZone, Inc.
3.70%, 4/15/22	26,000	26,666
Avangrid, Inc.
3.20%, 4/15/25	66,000	70,780
Bank of America Corp.
3.30%, 1/11/23	87,000	91,492
4.13%, 1/22/24	19,000	20,777
4.20%, 8/26/24	379,000	418,079
4.00%, 1/22/25	15,000	16,416
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(b)	353,000	379,281
3.95%, 4/21/25, Series L	93,000	102,015
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	161,000	171,938
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	283,000	304,720
Bank of New York Mellon Corp. (The)
2.20%, 8/16/23	100,000	104,069
BBVA USA
2.50%, 8/27/24	152,000	159,878
Becton Dickinson and Co.
3.73%, 12/15/24	84,000	91,824
Biogen, Inc.
3.63%, 9/15/22	84,000	87,809
BlackRock, Inc.
3.50%, 3/18/24	78,000	85,197
Block Financial LLC
5.50%, 11/1/22	33,000	34,651
Boardwalk Pipelines L.P.
4.95%, 12/15/24	27,000	30,374
Boeing Co. (The)
4.88%, 5/1/25	207,000	230,776
2.20%, 2/4/26	308,000	307,273
Booking Holdings, Inc.
4.10%, 4/13/25	45,000	50,220
Boston Scientific Corp.
3.38%, 5/15/22	20,000	20,642
3.45%, 3/1/24	56,000	60,136
Bristol-Myers Squibb Co.
2.60%, 5/16/22	151,000	154,926
3.25%, 2/20/23	58,000	60,959
3.88%, 8/15/25	49,000	54,513
Broadcom, Inc.
3.15%, 11/15/25	34,000	36,251
3.46%, 9/15/26	165,000	177,250
4.11%, 9/15/28	68,000	74,292
3.42%, 4/15/33(c)	292,000	293,555
Burlington Northern Santa Fe LLC
3.00%, 3/15/23	59,000	61,595
Capital One Financial Corp.
3.90%, 1/29/24	200,000	216,516
3.30%, 10/30/24	89,000	95,992
4.25%, 4/30/25	90,000	99,992
4.20%, 10/29/25	136,000	150,514
Caterpillar Financial Services Corp.
0.80%, 11/13/25	156,000	153,209
Celanese U.S. Holdings LLC
3.50%, 5/8/24	20,000	21,454
Charles Schwab Corp. (The)
4.20%, 3/24/25	48,000	53,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2021

Investments	Principal Amount	Value
Chevron Corp.
1.55%, 5/11/25	$106,000	$108,234
Cigna Corp.
3.25%, 4/15/25	114,000	122,574
4.50%, 2/25/26	134,000	152,369
Citigroup, Inc.
4.05%, 7/30/22	50,000	52,262
3.88%, 10/25/23	285,000	309,177
3.75%, 6/16/24	262,000	286,046
4.00%, 8/5/24	56,000	61,239
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.90% thereafter)(b)	91,000	97,371
4.40%, 6/10/25	273,000	303,456
5.50%, 9/13/25	128,000	148,895
CME Group, Inc.
3.00%, 9/15/22	70,000	72,732
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	95,000	109,080
Comcast Corp.
3.60%, 3/1/24	133,000	144,757
3.38%, 8/15/25	68,000	74,152
3.95%, 10/15/25	135,000	150,908
Comerica, Inc.
3.70%, 7/31/23	50,000	53,599
Conagra Brands, Inc.
3.20%, 1/25/23	87,000	90,567
Connecticut Light & Power Co. (The)
2.50%, 1/15/23	56,000	57,862
Constellation Brands, Inc.
2.70%, 5/9/22	35,000	35,782
3.20%, 2/15/23	104,000	108,903
4.25%, 5/1/23	28,000	30,064
Corning, Inc.
2.90%, 5/15/22	37,000	37,838
CVS Health Corp.
3.50%, 7/20/22	50,000	51,785
2.75%, 12/1/22	50,000	51,626
2.63%, 8/15/24	196,000	206,900
4.10%, 3/25/25	167,000	185,362
3.88%, 7/20/25	138,000	152,567
D.R. Horton, Inc.
2.50%, 10/15/24	78,000	82,133
Discover Financial Services
3.85%, 11/21/22	17,000	17,893
3.75%, 3/4/25	114,000	123,611
Dominion Energy, Inc.
2.75%, 9/15/22, Series B	58,000	59,542
3.30%, 3/15/25, Series A	109,000	117,028
DTE Energy Co.
3.70%, 8/1/23, Series D	94,000	100,275
2.53%, 10/1/24, Series C	26,000	27,333
Duke Energy Corp.
2.40%, 8/15/22	40,000	40,976
3.95%, 10/15/23	37,000	39,806
Eastman Chemical Co.
3.60%, 8/15/22	60,000	62,156
Eaton Corp.
2.75%, 11/2/22	88,000	91,332
eBay, Inc.
3.80%, 3/9/22	85,000	87,458
2.75%, 1/30/23	43,000	44,771
Ecolab, Inc.
3.25%, 1/14/23	32,000	33,452
Enterprise Products Operating LLC
3.75%, 2/15/25(a)	120,000	131,428
EOG Resources, Inc.
2.63%, 3/15/23	45,000	46,730
Equitable Holdings, Inc.
3.90%, 4/20/23	61,000	64,896
Evergy, Inc.
2.45%, 9/15/24	36,000	37,753
Eversource Energy
2.75%, 3/15/22, Series K	165,000	168,341
Exelon Corp.
3.50%, 6/1/22	93,000	95,943
Exxon Mobil Corp.
2.73%, 3/1/23	35,000	36,454
2.71%, 3/6/25	143,000	151,444
2.99%, 3/19/25	127,000	136,161
FedEx Corp.
3.80%, 5/15/25	107,000	118,084
Fifth Third Bancorp
3.50%, 3/15/22	50,000	51,369
2.60%, 6/15/22	136,000	139,389
First Horizon Corp.
4.00%, 5/26/25	34,000	37,372
Fiserv, Inc.
2.75%, 7/1/24	122,000	129,039
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	94,000	101,597
Fox Corp.
3.05%, 4/7/25	47,000	50,116
General Dynamics Corp.
2.25%, 11/15/22	65,000	66,745
3.38%, 5/15/23	78,000	82,862
General Mills, Inc.
2.60%, 10/12/22	78,000	80,467
3.70%, 10/17/23	29,000	31,155
Georgia Power Co.
2.20%, 9/15/24, Series A	82,000	85,608
Gilead Sciences, Inc.
3.50%, 2/1/25	283,000	306,874
Global Payments, Inc.
2.65%, 2/15/25	68,000	71,451
HCA, Inc.
5.25%, 4/15/25	159,000	181,894
Hershey Co. (The)
3.38%, 5/15/23	85,000	90,171
Hewlett Packard Enterprise Co.
1.45%, 4/1/24	222,000	225,783
4.90%, 10/15/25	132,000	150,571
Honeywell International, Inc.
2.15%, 8/8/22	101,000	103,372
Host Hotels & Resorts L.P.
4.00%, 6/15/25, Series E	58,000	61,831
HP, Inc.
2.20%, 6/17/25	54,000	55,836
Humana, Inc.
2.90%, 12/15/22	70,000	72,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2021

Investments	Principal Amount	Value
Hyatt Hotels Corp.
5.38%, 4/23/25	$74,000	$83,059
Intel Corp.
2.88%, 5/11/24	97,000	103,721
Intercontinental Exchange, Inc.
2.35%, 9/15/22	104,000	106,699
International Business Machines Corp.
2.85%, 5/13/22	100,000	102,858
3.00%, 5/15/24	100,000	107,208
Interpublic Group of Cos., Inc. (The)
4.20%, 4/15/24	10,000	11,005
Jabil, Inc.
4.70%, 9/15/22	40,000	42,365
JM Smucker Co. (The)
3.00%, 3/15/22	95,000	97,455
JPMorgan Chase & Co.
3.25%, 9/23/22	50,000	52,140
2.97%, 1/15/23	186,000	189,761
3.38%, 5/1/23	50,000	52,924
3.88%, 2/1/24	71,000	77,443
3.88%, 9/10/24	109,000	119,463
3.13%, 1/23/25	38,000	40,727
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(b)	359,000	382,935
3.90%, 7/15/25	138,000	152,382
Kellogg Co.
2.65%, 12/1/23	37,000	38,908
Keurig Dr Pepper, Inc.
3.40%, 11/15/25	97,000	105,552
KLA Corp.
4.65%, 11/1/24	45,000	50,341
Kohl’s Corp.
4.25%, 7/17/25	59,000	64,659
Kroger Co. (The)
3.40%, 4/15/22	26,000	26,627
Las Vegas Sands Corp.
3.20%, 8/8/24	127,000	132,513
Leidos, Inc.
2.95%, 5/15/23(c)	107,000	111,910
Lincoln National Corp.
4.00%, 9/1/23	144,000	155,811
Marathon Petroleum Corp.
3.63%, 9/15/24	67,000	72,452
4.70%, 5/1/25	49,000	55,146
Marriott International, Inc.
3.60%, 4/15/24	108,000	115,163
5.75%, 5/1/25, Series EE	50,000	57,328
Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	5,000	5,258
3.88%, 3/15/24	67,000	73,440
McCormick & Co., Inc.
2.70%, 8/15/22	89,000	91,603
McDonald’s Corp.
3.25%, 6/10/24	60,000	64,652
McKesson Corp.
2.70%, 12/15/22	50,000	51,559
2.85%, 3/15/23	13,000	13,499
Medtronic, Inc.
3.50%, 3/15/25	45,000	49,379
Merck & Co., Inc.
2.80%, 5/18/23	81,000	85,329
Micron Technology, Inc.
4.64%, 2/6/24	102,000	112,230
Microsoft Corp.
3.13%, 11/3/25	65,000	70,906
MidAmerican Energy Co.
3.50%, 10/15/24	85,000	92,522
Molson Coors Beverage Co.
3.50%, 5/1/22(a)	37,000	38,175
Mondelez International, Inc.
1.50%, 5/4/25	69,000	69,822
Moody’s Corp.
4.88%, 2/15/24	82,000	90,821
Morgan Stanley
2.75%, 5/19/22	60,000	61,622
3.13%, 1/23/23	75,000	78,562
3.70%, 10/23/24	217,000	237,741
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(b)	293,000	309,100
4.00%, 7/23/25	100,000	111,061
5.00%, 11/24/25	131,000	150,674
3.88%, 1/27/26	205,000	228,093
MPLX L.P.
4.50%, 7/15/23	47,000	50,635
4.88%, 12/1/24	75,000	84,235
4.00%, 2/15/25(a)	68,000	74,260
NetApp, Inc.
1.88%, 6/22/25	54,000	55,265
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/24	93,000	99,259
Norfolk Southern Corp.
3.85%, 1/15/24	72,000	77,789
Northern States Power Co.
2.60%, 5/15/23	54,000	55,939
Northrop Grumman Corp.
3.25%, 8/1/23	43,000	45,795
NVR, Inc.
3.95%, 9/15/22	39,000	40,533
Old Republic International Corp.
4.88%, 10/1/24	22,000	24,794
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	10,000	10,743
Omnicom Group, Inc.
3.65%, 11/1/24	36,000	39,161
Oracle Corp.
3.63%, 7/15/23	166,000	177,398
2.95%, 11/15/24	48,000	51,207
2.50%, 4/1/25	165,000	173,146
2.95%, 5/15/25	142,000	151,332
Packaging Corp. of America
4.50%, 11/1/23	67,000	73,058
PayPal Holdings, Inc.
1.65%, 6/1/25	55,000	56,093
PepsiCo, Inc.
2.25%, 5/2/22	146,000	149,043
2.75%, 3/1/23	80,000	83,775
Pfizer, Inc.
0.80%, 5/28/25	101,000	100,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2021

Investments	Principal Amount	Value
Philip Morris International, Inc.
2.38%, 8/17/22	$77,000	$79,084
2.50%, 11/2/22	111,000	114,699
Phillips 66
4.30%, 4/1/22	209,000	216,896
Pioneer Natural Resources Co.
1.13%, 1/15/26	156,000	153,515
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/24	137,000	147,739
Progress Energy, Inc.
3.15%, 4/1/22	41,000	41,811
Prudential Financial, Inc.
3.50%, 5/15/24(a)	34,000	37,066
Public Service Enterprise Group, Inc.
2.65%, 11/15/22	25,000	25,864
2.88%, 6/15/24	82,000	87,117
QUALCOMM, Inc.
3.45%, 5/20/25	68,000	74,398
Raytheon Technologies Corp.
2.80%, 3/15/22	44,000	44,953
2.50%, 12/15/22	44,000	45,276
Realty Income Corp.
4.65%, 8/1/23	45,000	48,836
Regions Financial Corp.
3.80%, 8/14/23	45,000	48,308
Reliance Steel & Aluminum Co.
4.50%, 4/15/23	35,000	37,340
Republic Services, Inc.
0.88%, 11/15/25	65,000	63,560
Roper Technologies, Inc.
3.13%, 11/15/22	23,000	23,840
3.65%, 9/15/23	73,000	78,259
salesforce.com, Inc.
3.25%, 4/11/23	35,000	36,989
San Diego Gas & Electric Co.
3.60%, 9/1/23, Series NNN	147,000	156,793
Sherwin-Williams Co. (The)
3.45%, 8/1/25	48,000	52,067
Southwest Airlines Co.
5.25%, 5/4/25	70,000	79,685
Starbucks Corp.
3.10%, 3/1/23	117,000	122,748
State Street Corp.
3.70%, 11/20/23	28,000	30,424
Stryker Corp.
3.38%, 5/15/24	24,000	25,888
Synchrony Financial
4.25%, 8/15/24	162,000	176,379
Sysco Corp.
2.60%, 6/12/22	45,000	46,123
5.65%, 4/1/25	44,000	51,209
Tapestry, Inc.
3.00%, 7/15/22	37,000	37,825
Target Corp.
2.25%, 4/15/25	54,000	56,610
Tech Data Corp.
5.70%, 2/15/22	30,000	30,593
Textron, Inc.
4.30%, 3/1/24	77,000	83,818
TJX Cos., Inc. (The)
2.50%, 5/15/23	42,000	43,674
Toyota Motor Credit Corp.
3.00%, 4/1/25	221,000	237,038
Truist Bank
2.80%, 5/17/22	102,000	104,653
3.20%, 4/1/24	46,000	49,381
Truist Financial Corp.
2.75%, 4/1/22	164,000	167,731
3.05%, 6/20/22	38,000	39,185
2.50%, 8/1/24	65,000	68,509
TWDC Enterprises 18 Corp.
2.45%, 3/4/22	139,000	141,843
2.35%, 12/1/22	96,000	99,168
Tyson Foods, Inc.
4.50%, 6/15/22	87,000	90,362
3.95%, 8/15/24	14,000	15,313
U.S. Bancorp
2.95%, 7/15/22	157,000	162,024
Union Electric Co.
3.50%, 4/15/24	40,000	43,084
Union Pacific Corp.
2.95%, 3/1/22	36,000	36,875
3.50%, 6/8/23	80,000	85,006
3.15%, 3/1/24	54,000	57,782
United Parcel Service, Inc.
2.50%, 4/1/23	83,000	86,508
UnitedHealth Group, Inc.
2.38%, 8/15/24	94,000	99,110
Valero Energy Corp.
3.65%, 3/15/25(a)	50,000	53,830
Verizon Communications, Inc.
3.50%, 11/1/24	140,000	151,959
3.38%, 2/15/25	46,000	49,910
1.68%, 10/30/30(c)	100,000	92,936
VF Corp.
2.40%, 4/23/25	34,000	35,493
ViacomCBS, Inc.
4.75%, 5/15/25	111,000	125,567
4.00%, 1/15/26	82,000	90,379
Viatris, Inc.
1.65%, 6/22/25(c)	133,000	133,596
Walgreen Co.
3.10%, 9/15/22	12,000	12,465
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	131,000	142,747
Walmart, Inc.
3.40%, 6/26/23	143,000	152,525
Walt Disney Co. (The)
3.35%, 3/24/25	46,000	49,956
Waste Management, Inc.
2.90%, 9/15/22	151,000	155,705
Wells Fargo & Co.
4.48%, 1/16/24	200,000	220,616
3.75%, 1/24/24	233,000	252,062
3.30%, 9/9/24	146,000	157,719
3.00%, 2/19/25	86,000	91,683
3.55%, 9/29/25	138,000	150,627
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; 3-month U.S. dollar London Interbank Offered Rate + 0.825% thereafter)(b)	145,000	151,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2021

Investments	Principal Amount	Value
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(b)	$100,000	$103,212
Western Union Co. (The)
2.85%, 1/10/25	57,000	59,909
WestRock RKT LLC
4.90%, 3/1/22	9,000	9,356
WRKCo, Inc.
3.75%, 3/15/25	63,000	68,781
Xilinx, Inc.
2.95%, 6/1/24	76,000	80,728
Zoetis, Inc.
3.25%, 2/1/23	91,000	94,885

TOTAL U.S. CORPORATE BONDS (Cost: $28,308,558)		28,648,963

FOREIGN CORPORATE BONDS - 3.8%

Germany - 0.9%
Deutsche Bank AG
3.70%, 5/30/24	100,000	107,055
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(b)	150,000	162,496

Total Germany		269,551

Switzerland - 0.1%
Novartis Capital Corp.
2.40%, 5/17/22	20,000	20,440

United Kingdom - 2.8%
BAT Capital Corp.
3.22%, 8/15/24	169,000	180,271
Diageo Investment Corp.
2.88%, 5/11/22	108,000	111,190
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/23(a)	56,000	59,531
Reynolds American, Inc.
4.85%, 9/15/23	252,000	277,442
4.45%, 6/12/25	137,000	152,133
Unilever Capital Corp.
3.00%, 3/7/22	95,000	97,477

Total United Kingdom		878,044

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,148,622)		1,168,035

U.S. GOVERNMENT OBLIGATIONS - 0.3%

U.S. Treasury Bond - 0.3% 0.63%, 8/15/30 (Cost: $96,670)	98,000	88,835

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $252,933)	252,933	252,933

TOTAL INVESTMENTS IN SECURITIES - 98.0% (Cost: $29,806,783)		30,158,766
Other Assets less Liabilities - 2.0%		618,609

NET ASSETS - 100.0%		$30,777,375

(a)

Security, or portion thereof, was on loan at March 31, 2021. At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $298,366 and the total market value of the collateral held by the Fund was $307,995. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $55,062.

(b)	Rate shown reflects the accrual rate as of March 31, 2021 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$28,648,963	$—	$28,648,963
Foreign Corporate Bonds	—	1,168,035	—	1,168,035
U.S. Government Obligations	—	88,835	—	88,835
Investment of Cash Collateral for Securities Loaned	—	252,933	—	252,933

Total Investments in Securities	$—	$30,158,766	$—	$30,158,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2021

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 96.4%

United States - 96.4%
ADT Security Corp. (The)
3.50%, 7/15/22	$2,000	$2,043
4.13%, 6/15/23	33,000	34,393
AECOM
5.88%, 10/15/24	51,000	57,372
AMC Networks, Inc.
5.00%, 4/1/24	50,000	51,015
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(a)	113,000	116,541
AmeriGas Partners L.P.
5.50%, 5/20/25	110,000	119,677
Antero Midstream Partners L.P.
5.38%, 9/15/24	60,000	60,662
Antero Resources Corp.
5.00%, 3/1/25(a)	210,000	210,351
Aramark Services, Inc.
6.38%, 5/1/25(b)	100,000	106,140
Ashland LLC
4.75%, 8/15/22	5,000	5,205
Avient Corp.
5.25%, 3/15/23	43,000	46,436
Beacon Roofing Supply, Inc.
4.88%, 11/1/25(b)	180,000	183,994
Caesars Entertainment, Inc.
6.25%, 7/1/25(b)	350,000	373,544
Caesars Resort Collection LLC
5.25%, 10/15/25(b)	240,000	241,282
Calumet Specialty Products Partners L.P.
7.63%, 1/15/22	25,000	25,043
Carnival Corp.
11.50%, 4/1/23(b)	330,000	376,956
CCO Holdings LLC
4.00%, 3/1/23(b)	177,000	179,092
CDW LLC
4.13%, 5/1/25	56,000	58,314
Chemours Co. (The)
7.00%, 5/15/25(a)	70,000	72,175
Cinemark USA, Inc.
4.88%, 6/1/23	50,000	49,758
Cogent Communications Group, Inc.
5.38%, 3/1/22(b)	36,000	37,045
Colfax Corp.
6.00%, 2/15/24(b)	116,000	119,740
CommScope Technologies LLC
6.00%, 6/15/25(b)	150,000	153,287
Community Health Systems, Inc.
6.63%, 2/15/25(b)	100,000	106,006
Continental Resources, Inc.
4.50%, 4/15/23	21,000	21,751
3.80%, 6/1/24	50,000	51,289
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	200,000	200,136
Crown Americas LLC
4.50%, 1/15/23	52,000	54,738
CSC Holdings LLC
6.75%, 11/15/21	116,000	119,494
5.88%, 9/15/22	60,000	63,410
CVR Partners L.P.
9.25%, 6/15/23(b)	116,000	117,402
Delta Air Lines, Inc.
3.63%, 3/15/22(a)	300,000	303,327
Diamond Resorts International, Inc.
7.75%, 9/1/23(b)	15,000	15,633
DISH DBS Corp.
6.75%, 6/1/21	100,000	100,888
5.88%, 7/15/22	214,000	223,910
5.00%, 3/15/23	168,000	175,506
Edgewell Personal Care Co.
4.70%, 5/24/22	20,000	20,938
EMC Corp.
3.38%, 6/1/23	37,000	38,254
EnLink Midstream Partners L.P.
4.40%, 4/1/24	200,000	202,676
4.15%, 6/1/25	100,000	97,892
EQM Midstream Partners L.P.
6.00%, 7/1/25(b)	100,000	107,657
ESH Hospitality, Inc.
5.25%, 5/1/25(b)	121,000	123,541
EW Scripps Co. (The)
5.13%, 5/15/25(b)	50,000	51,072
Ferrellgas L.P.
6.75%, 1/15/22	20,000	20,008
Ford Motor Co.
8.50%, 4/21/23	200,000	223,224
9.00%, 4/22/25	200,000	242,452
Ford Motor Credit Co. LLC
4.06%, 11/1/24	200,000	210,060
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/25(b)	35,000	36,639
Freeport-McMoRan, Inc.
3.55%, 3/1/22	2,000	2,030
3.88%, 3/15/23	80,000	83,409
Gap, Inc. (The)
8.63%, 5/15/25(a)(b)	100,000	112,106
Genworth Holdings, Inc.
4.90%, 8/15/23	140,000	137,952
4.80%, 2/15/24	126,000	122,332
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23(a)	348,000	349,329
Hanesbrands, Inc.
4.63%, 5/15/24(b)	50,000	53,109
HAT Holdings I LLC
5.25%, 7/15/24(a)(b)	117,000	121,134
HCA, Inc.
5.88%, 5/1/23	172,000	187,413
Hughes Satellite Systems Corp.
7.63%, 6/15/21	48,000	48,630
Huntsman International LLC
5.13%, 11/15/22	28,000	29,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2021

Investments	Principal Amount	Value
Ingram Micro, Inc.
5.45%, 12/15/24	$50,000	$57,037
KB Home
7.63%, 5/15/23	23,000	24,998
Koppers, Inc.
6.00%, 2/15/25(b)	100,000	103,259
Kraft Heinz Foods Co.
3.95%, 7/15/25	40,000	44,150
L Brands, Inc.
9.38%, 7/1/25(b)	110,000	137,574
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(b)	46,000	47,763
Lennar Corp.
4.50%, 4/30/24	34,000	37,146
Level 3 Financing, Inc.
5.38%, 5/1/25	50,000	51,101
Lions Gate Capital Holdings LLC
5.88%, 11/1/24(b)	112,000	115,291
Live Nation Entertainment, Inc.
4.88%, 11/1/24(b)	67,000	68,224
Lumen Technologies, Inc.
5.80%, 3/15/22, Series T	2,000	2,071
7.50%, 4/1/24, Series Y	209,000	234,467
Macy’s Retail Holdings LLC
3.63%, 6/1/24	170,000	170,384
Macy’s, Inc.
8.38%, 6/15/25(b)	200,000	221,686
Magellan Health, Inc.
4.90%, 9/22/24	38,000	40,820
MDC Partners, Inc.
7.50%, 5/1/24(b)(c)	100,000	101,504
Meritor, Inc.
6.25%, 2/15/24	60,000	61,086
MGM Growth Properties Operating Partnership L.P.
5.63%, 5/1/24	149,000	160,266
MGM Resorts International
6.00%, 3/15/23	174,000	186,638
Microchip Technology, Inc.
4.25%, 9/1/25(a)(b)	35,000	36,607
Molina Healthcare, Inc.
5.38%, 11/15/22	47,000	49,357
Navient Corp.
6.13%, 3/25/24	35,000	37,114
5.88%, 10/25/24	146,000	154,020
NCL Corp. Ltd.
12.25%, 5/15/24(b)	150,000	181,773
Newell Brands, Inc.
4.35%, 4/1/23	71,000	74,922
Newmark Group, Inc.
6.13%, 11/15/23	11,000	12,067
NextEra Energy Operating Partners L.P.
4.25%, 7/15/24(b)	114,000	120,115
Nielsen Finance LLC
5.00%, 4/15/22(b)	74,000	74,103
Occidental Petroleum Corp.
2.70%, 8/15/22	100,000	100,244
2.90%, 8/15/24	354,000	350,035
OneMain Finance Corp.
6.13%, 3/15/24	141,000	152,479
PBF Logistics L.P.
6.88%, 5/15/23	52,000	52,073
Peabody Energy Corp.
6.00%, 3/31/22(b)	248,000	220,752
Performance Food Group, Inc.
5.50%, 6/1/24(b)	26,000	26,138
Pilgrim’s Pride Corp.
5.75%, 3/15/25(b)	25,000	25,542
Plantronics, Inc.
5.50%, 5/31/23(a)(b)	93,000	93,551
Prime Security Services Borrower LLC
5.25%, 4/15/24(b)	117,000	124,924
Rayonier AM Products, Inc.
5.50%, 6/1/24(b)	50,000	48,010
Realogy Group LLC
4.88%, 6/1/23(b)	71,000	73,339
Sabre GLBL, Inc.
9.25%, 4/15/25(b)	65,000	77,719
Scientific Games International, Inc.
8.63%, 7/1/25(b)	118,000	128,372
Sealed Air Corp.
4.88%, 12/1/22(b)	99,000	103,275
Service Properties Trust
7.50%, 9/15/25	115,000	131,251
Sirius XM Radio, Inc.
3.88%, 8/1/22(b)	108,000	108,828
Six Flags Entertainment Corp.
4.88%, 7/31/24(b)	64,000	64,740
Spirit AeroSystems, Inc.
7.50%, 4/15/25(b)	100,000	107,617
Sprint Corp.
7.88%, 9/15/23	250,000	285,842
7.13%, 6/15/24	150,000	173,376
7.63%, 2/15/25	130,000	155,187
Starwood Property Trust, Inc.
5.00%, 12/15/21	300,000	304,875
Stericycle, Inc.
5.38%, 7/15/24(b)	74,000	76,516
SunCoke Energy Partners L.P.
7.50%, 6/15/25(b)	50,000	51,953
T-Mobile USA, Inc.
4.00%, 4/15/22	31,000	31,799
Taylor Morrison Communities, Inc.
5.63%, 3/1/24(b)	23,000	24,808
Tenet Healthcare Corp.
6.75%, 6/15/23	339,000	367,869
5.13%, 5/1/25	350,000	355,351
Terex Corp.
5.63%, 2/1/25(a)(b)	92,000	94,588
TRI Pointe Group, Inc.
5.88%, 6/15/24	34,000	37,586
U.S. Concrete, Inc.
6.38%, 6/1/24	40,000	40,906
United Airlines Holdings, Inc.
4.25%, 10/1/22(a)	121,000	123,260
Uniti Group L.P.
7.13%, 12/15/24(b)	150,000	154,734
7.88%, 2/15/25(b)	250,000	270,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2021

Investments	Principal Amount	Value
Western Midstream Operating L.P.
4.35%, 2/1/25	$100,000	$103,568
Xerox Corp.
4.38%, 3/15/23	44,000	46,230
Xerox Holdings Corp.
5.00%, 8/15/25(b)	40,000	41,793
XPO Logistics, Inc.
6.25%, 5/1/25(b)	125,000	134,696

TOTAL U.S. CORPORATE BONDS (Cost: $13,980,383)		14,324,913

FOREIGN CORPORATE BOND - 0.4%

Canada - 0.4%
Primo Water Holdings, Inc.
5.50%, 4/1/25(b)
(Cost: $51,375)	50,000	51,461

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.6%

United States - 7.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $1,130,018)	1,130,018	1,130,018

TOTAL INVESTMENTS IN SECURITIES - 104.4% (Cost: $15,161,776)		15,506,392
Other Assets less Liabilities - (4.4)%		(650,835)

NET ASSETS - 100.0%		$14,855,557

(a)

Security, or portion thereof, was on loan at March 31, 2021. At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,465,473 and the total market value of the collateral held by the Fund was $1,518,031. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $388,013.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of March 31, 2021 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$14,324,913	$—	$14,324,913
Foreign Corporate Bond	—	51,461	—	51,461
Investment of Cash Collateral for Securities Loaned	—	1,130,018	—	1,130,018

Total Investments in Securities	$—	$15,506,392	$—	$15,506,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2021

Investments	Shares	Value
COMMON STOCKS - 91.2%

Argentina - 0.1%

Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc.*	443	$652,158

China - 0.1%

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	4,434	262,537

Israel - 0.1%

IT Services - 0.0%
Wix.com Ltd.*	499	139,331

Software - 0.1%
Check Point Software Technologies Ltd.*	1,577	176,576

Total Israel		315,907

Netherlands - 0.1%

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors N.V.	2,915	586,906

Russia - 0.1%

Interactive Media & Services - 0.1%
Yandex N.V., Class A*	3,609	231,193

United Kingdom - 0.4%

Chemicals - 0.4%
Linde PLC	6,211	1,739,950

United States - 90.3%

Aerospace & Defense - 1.5%
Boeing Co. (The)*	6,769	1,724,200
General Dynamics Corp.	2,911	528,521
L3Harris Technologies, Inc.	2,415	489,472
Lockheed Martin Corp.	3,242	1,197,919
Northrop Grumman Corp.	1,807	584,818
Raytheon Technologies Corp.	18,518	1,430,886
Teledyne Technologies, Inc.*	322	133,195
TransDigm Group, Inc.*	532	312,773

Total Aerospace & Defense		6,401,784

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,348	128,640
Expeditors International of Washington, Inc.	1,777	191,365
FedEx Corp.	2,748	780,542
United Parcel Service, Inc., Class B	8,763	1,489,622

Total Air Freight & Logistics		2,590,169

Airlines - 0.2%
Delta Air Lines, Inc.*	7,505	362,342
Southwest Airlines Co.*	5,964	364,162
United Airlines Holdings, Inc.*	2,747	158,062

Total Airlines		884,566

Auto Components - 0.1%
Aptiv PLC*	3,165	436,454
Automobiles - 1.6%
Ford Motor Co.*	45,801	561,062
General Motors Co.*	13,013	747,727
Tesla, Inc.*	8,539	5,703,455

Total Automobiles		7,012,244

Banks - 4.0%
Bank of America Corp.	93,092	3,601,730
Citigroup, Inc.	25,131	1,828,280
Citizens Financial Group, Inc.	5,162	227,902
Fifth Third Bancorp	7,441	278,666
First Republic Bank	2,295	382,691
JPMorgan Chase & Co.	36,944	5,623,985
KeyCorp	12,589	251,528
M&T Bank Corp.	1,324	200,732
PNC Financial Services Group, Inc. (The)	5,103	895,117
Regions Financial Corp.	11,425	236,041
SVB Financial Group*	535	264,108
Truist Financial Corp.	15,737	917,782
U.S. Bancorp	16,839	931,365
Wells Fargo & Co.	49,646	1,939,669

Total Banks		17,579,596

Beverages - 1.4%
Brown-Forman Corp., Class B	3,598	248,154
Coca-Cola Co. (The)	45,181	2,381,491
Constellation Brands, Inc., Class A	1,888	430,464
Keurig Dr. Pepper, Inc.	7,040	241,965
Monster Beverage Corp.*	4,526	412,273
PepsiCo, Inc.	17,124	2,422,190

Total Beverages		6,136,537

Biotechnology - 1.7%
AbbVie, Inc.	21,507	2,327,487
Alexion Pharmaceuticals, Inc.*	2,017	308,419
Alnylam Pharmaceuticals, Inc.*	846	119,447
Amgen, Inc.	5,891	1,465,740
Biogen, Inc.*	1,313	367,312
BioMarin Pharmaceutical, Inc.*	1,591	120,136
Exact Sciences Corp.*	1,697	223,631
Gilead Sciences, Inc.	12,379	800,055
Incyte Corp.*	2,360	191,797
Moderna, Inc.*	3,103	406,338
Regeneron Pharmaceuticals, Inc.*	869	411,159
Seagen, Inc.*	1,719	238,700
Vertex Pharmaceuticals, Inc.*	2,448	526,051

Total Biotechnology		7,506,272

Building Products - 0.4%
Carrier Global Corp.	7,803	329,443
Fortune Brands Home & Security, Inc.	1,327	127,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2021

Investments	Shares	Value
Johnson Controls International PLC	9,656	$576,173
Masco Corp.	3,394	203,301
Trane Technologies PLC	3,041	503,468

Total Building Products		1,739,538

Capital Markets - 2.7%
Ameriprise Financial, Inc.	1,523	354,021
Apollo Global Management, Inc.	2,458	115,551
Bank of New York Mellon Corp. (The)	9,689	458,193
BlackRock, Inc.	1,732	1,305,859
Blackstone Group, Inc. (The), Class A	7,989	595,420
Charles Schwab Corp. (The)	14,842	967,402
CME Group, Inc.	4,009	818,758
FactSet Research Systems, Inc.	349	107,698
Goldman Sachs Group, Inc. (The)	4,239	1,386,153
Intercontinental Exchange, Inc.	6,574	734,184
KKR & Co., Inc., Class A	6,415	313,373
MarketAxess Holdings, Inc.	408	203,151
Moody’s Corp.	1,673	499,574
Morgan Stanley	14,057	1,091,667
MSCI, Inc.	1,004	420,957
Nasdaq, Inc.	1,162	171,348
Northern Trust Corp.	2,601	273,391
S&P Global, Inc.	2,957	1,043,437
State Street Corp.	4,341	364,687
T. Rowe Price Group, Inc.	2,758	473,273

Total Capital Markets		11,698,097

Chemicals - 1.2%
Air Products & Chemicals, Inc.	2,517	708,133
Celanese Corp.	1,523	228,160
Corteva, Inc.	8,761	408,438
Dow, Inc.	8,555	547,007
DuPont de Nemours, Inc.	8,211	634,546
Eastman Chemical Co.	1,192	131,263
Ecolab, Inc.	3,178	680,314
FMC Corp.	1,783	197,218
International Flavors & Fragrances, Inc.	944	131,792
LyondellBasell Industries N.V., Class A	2,578	268,241
PPG Industries, Inc.	2,918	438,459
Sherwin-Williams Co. (The)	996	735,058

Total Chemicals		5,108,629

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,179	402,405
Copart, Inc.*	2,702	293,464
Republic Services, Inc.	1,923	191,050
Rollins, Inc.	2,856	98,304
Waste Connections, Inc.	1,088	117,482
Waste Management, Inc.	5,000	645,100

Total Commercial Services & Supplies		1,747,805

Communications Equipment - 0.7%
Arista Networks, Inc.*	655	197,738
Cisco Systems, Inc.	48,904	2,528,826
Motorola Solutions, Inc.	1,869	351,465

Total Communications Equipment		3,078,029

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	812	272,686
Vulcan Materials Co.	1,508	254,475

Total Construction Materials		527,161

Consumer Finance - 0.6%
Ally Financial, Inc.	3,942	178,218
American Express Co.	8,249	1,166,739
Capital One Financial Corp.	5,068	644,802
Discover Financial Services	3,565	338,639
Synchrony Financial	6,208	252,417

Total Consumer Finance		2,580,815

Containers & Packaging - 0.2%
Amcor PLC	16,854	196,855
Avery Dennison Corp.	753	138,288
Ball Corp.	3,410	288,963
Crown Holdings, Inc.	1,341	130,131
International Paper Co.	4,636	250,669

Total Containers & Packaging		1,004,906

Distributors - 0.1%
Genuine Parts Co.	1,491	172,345
Pool Corp.	405	139,822

Total Distributors		312,167

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class A*	4	1,542,808
Berkshire Hathaway, Inc., Class B*	15,602	3,985,843

Total Diversified Financial Services		5,528,651

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	81,429	2,464,856
Lumen Technologies, Inc.	9,778	130,536
Verizon Communications, Inc.	49,282	2,865,748

Total Diversified Telecommunication Services		5,461,140

Electric Utilities - 1.4%
Alliant Energy Corp.	3,251	176,074
American Electric Power Co., Inc.	5,505	466,274
Duke Energy Corp.	7,886	761,236
Edison International	4,051	237,389
Entergy Corp.	2,511	249,769
Evergy, Inc.	2,527	150,432
Eversource Energy	3,492	302,372
Exelon Corp.	10,663	466,400
FirstEnergy Corp.	6,447	223,646
NextEra Energy, Inc.	21,197	1,602,705
PG&E Corp.*	15,045	176,177
PPL Corp.	9,599	276,835
Southern Co. (The)	12,238	760,714
Xcel Energy, Inc.	5,592	371,924

Total Electric Utilities		6,221,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2021

Investments	Shares	Value
Electrical Equipment - 0.5%
AMETEK, Inc.	2,802	$357,899
Eaton Corp. PLC	4,938	682,827
Emerson Electric Co.	7,606	686,213
Generac Holdings, Inc.*	520	170,274
Rockwell Automation, Inc.	1,416	375,863

Total Electrical Equipment		2,273,076

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	6,154	405,979
CDW Corp.	1,543	255,752
Cognex Corp.	1,578	130,958
Corning, Inc.	9,325	405,731
Keysight Technologies, Inc.*	1,911	274,037
TE Connectivity Ltd.	4,095	528,706
Trimble, Inc.*	2,176	169,271
Zebra Technologies Corp., Class A*	521	252,779

Total Electronic Equipment, Instruments & Components		2,423,213

Energy Equipment & Services - 0.1%
Halliburton Co.	9,299	199,556
Schlumberger N.V.	16,026	435,747

Total Energy Equipment & Services		635,303

Entertainment - 2.0%
Activision Blizzard, Inc.	8,531	793,383
Electronic Arts, Inc.	2,879	389,730
Netflix, Inc.*	4,991	2,603,605
Roku, Inc.*	1,097	357,370
Spotify Technology S.A.*	1,115	298,764
Take-Two Interactive Software, Inc.*	1,417	250,384
Walt Disney Co. (The)*	21,949	4,050,030

Total Entertainment		8,743,266

Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	1,159	190,424
American Tower Corp.	5,263	1,258,173
AvalonBay Communities, Inc.	1,504	277,503
Boston Properties, Inc.	1,425	144,295
Crown Castle International Corp.	4,978	856,863
Digital Realty Trust, Inc.	2,740	385,902
Duke Realty Corp.	4,148	173,926
Equinix, Inc.	1,016	690,463
Equity LifeStyle Properties, Inc.	1,704	108,443
Equity Residential	3,877	277,709
Essex Property Trust, Inc.	670	182,133
Extra Space Storage, Inc.	1,638	217,117
Healthpeak Properties, Inc.	5,642	179,077
Invitation Homes, Inc.	6,630	212,094
Mid-America Apartment Communities, Inc.	1,172	169,190
Prologis, Inc.	8,256	875,136
Public Storage	1,717	423,687
Realty Income Corp.	4,298	272,923
SBA Communications Corp.	1,137	315,574
Simon Property Group, Inc.	3,264	371,345
Sun Communities, Inc.	1,260	189,050
Ventas, Inc.	3,886	207,279
VICI Properties, Inc.	7,354	207,677
W.P. Carey, Inc.	2,088	147,747
Welltower, Inc.	5,125	367,104
Weyerhaeuser Co.	8,564	304,878

Total Equity Real Estate Investment Trusts (REITs)		9,005,712

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	5,427	1,912,909
Kroger Co. (The)	8,674	312,177
Sysco Corp.	6,094	479,842
Walgreens Boots Alliance, Inc.	9,216	505,959
Walmart, Inc.	16,439	2,232,909

Total Food & Staples Retailing		5,443,796

Food Products - 0.8%
Archer-Daniels-Midland Co.	6,529	372,153
Beyond Meat, Inc.*	628	81,715
Campbell Soup Co.	2,591	130,250
Conagra Brands, Inc.	5,302	199,355
General Mills, Inc.	7,482	458,796
Hershey Co. (The)	1,544	244,199
Hormel Foods Corp.	3,834	183,189
J.M. Smucker Co. (The)	1,180	149,305
Kellogg Co.	3,060	193,698
Kraft Heinz Co. (The)	4,247	169,880
McCormick & Co., Inc., Non-Voting Shares	2,360	210,418
Mondelez International, Inc., Class A	15,640	915,409
Tyson Foods, Inc., Class A	3,024	224,683

Total Food Products		3,533,050

Gas Utilities - 0.0%
Atmos Energy Corp.	1,102	108,933

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	21,225	2,543,604
ABIOMED, Inc.*	394	125,580
Align Technology, Inc.*	799	432,683
Baxter International, Inc.	5,040	425,074
Becton, Dickinson and Co.	2,874	698,813
Boston Scientific Corp.*	15,697	606,689
Cooper Cos., Inc. (The)	512	196,654
Danaher Corp.	7,257	1,633,406
DexCom, Inc.*	806	289,668
Edwards Lifesciences Corp.*	6,844	572,432
Hologic, Inc.*	2,230	165,867
IDEXX Laboratories, Inc.*	946	462,887
Insulet Corp.*	471	122,893
Intuitive Surgical, Inc.*	1,052	777,365
Masimo Corp.*	439	100,821
Medtronic PLC	15,492	1,830,070
ResMed, Inc.	1,474	285,986
STERIS PLC	1,015	193,337
Stryker Corp.	3,938	959,218
Teleflex, Inc.	430	178,648
Varian Medical Systems, Inc.*	1,166	205,834
West Pharmaceutical Services, Inc.	730	205,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2021

Investments	Shares	Value
Zimmer Biomet Holdings, Inc.	2,467	$394,917

Total Health Care Equipment & Supplies		13,408,145

Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	1,913	225,868
Anthem, Inc.	2,788	1,000,752
Cardinal Health, Inc.	3,788	230,121
Centene Corp.*	4,968	317,505
Cigna Corp.	3,701	894,680
CVS Health Corp.	15,433	1,161,024
Guardant Health, Inc.*	901	137,538
HCA Healthcare, Inc.	2,912	548,446
Humana, Inc.	1,415	593,239
Laboratory Corp. of America Holdings*	1,198	305,526
McKesson Corp.	1,969	384,034
Quest Diagnostics, Inc.	1,734	222,541
UnitedHealth Group, Inc.	10,596	3,942,454

Total Health Care Providers & Services		9,963,728

Health Care Technology - 0.2%
Cerner Corp.	3,837	275,804
Teladoc Health, Inc.*	1,751	318,244
Veeva Systems, Inc., Class A*	1,496	390,815

Total Health Care Technology		984,863

Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.*	463	1,078,716
Chipotle Mexican Grill, Inc.*	328	466,029
Darden Restaurants, Inc.	1,262	179,204
Domino’s Pizza, Inc.	426	156,678
DraftKings, Inc., Class A*	3,241	198,770
Expedia Group, Inc.*	1,156	198,971
Hilton Worldwide Holdings, Inc.*	3,199	386,823
Las Vegas Sands Corp.*	4,383	266,311
Marriott International, Inc., Class A*	3,152	466,843
McDonald’s Corp.	8,527	1,911,242
Royal Caribbean Cruises Ltd.*	1,747	149,561
Starbucks Corp.	14,684	1,604,521
Yum! Brands, Inc.	3,058	330,814

Total Hotels, Restaurants & Leisure		7,394,483

Household Durables - 0.3%
D.R. Horton, Inc.	3,680	327,961
Garmin Ltd.	1,549	204,236
Lennar Corp., Class A	3,142	318,065
NVR, Inc.*	35	164,882
PulteGroup, Inc.	3,500	183,540

Total Household Durables		1,198,684

Household Products - 1.3%
Church & Dwight Co., Inc.	2,085	182,125
Clorox Co. (The)	1,559	300,700
Colgate-Palmolive Co.	10,854	855,621
Kimberly-Clark Corp.	3,670	510,313
Procter & Gamble Co. (The)	29,461	3,989,903

Total Household Products		5,838,662

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp. (The)	6,273	168,179

Industrial Conglomerates - 1.1%
3M Co.	7,251	1,397,123
General Electric Co.	95,867	1,258,734
Honeywell International, Inc.	8,652	1,878,089
Roper Technologies, Inc.	999	402,937

Total Industrial Conglomerates		4,936,883

Insurance - 1.6%
Aflac, Inc.	8,471	433,546
Allstate Corp. (The)	3,512	403,529
American International Group, Inc.	8,935	412,886
Aon PLC, Class A	2,812	647,069
Arch Capital Group Ltd.*	3,627	139,168
Arthur J. Gallagher & Co.	2,362	294,707
Brown & Brown, Inc.	2,310	105,590
Chubb Ltd.	5,002	790,166
Cincinnati Financial Corp.	1,517	156,387
Hartford Financial Services Group, Inc. (The)	4,039	269,765
Markel Corp.*	143	162,966
Marsh & McLennan Cos., Inc.	5,375	654,675
MetLife, Inc.	9,950	604,860
Principal Financial Group, Inc.	2,525	151,399
Progressive Corp. (The)	7,080	676,919
Prudential Financial, Inc.	4,320	393,552
Travelers Cos., Inc. (The)	3,102	466,541
Willis Towers Watson PLC	1,415	323,865

Total Insurance		7,087,590

Interactive Media & Services - 5.8%
Alphabet, Inc., Class A*	3,570	7,363,196
Alphabet, Inc., Class C*	3,779	7,817,353
Facebook, Inc., Class A*	26,999	7,952,015
Match Group, Inc.*	2,646	363,508
Pinterest, Inc., Class A*	5,341	395,394
Snap, Inc., Class A*	11,119	581,413
Twitter, Inc.*	10,176	647,499
Zillow Group, Inc., Class C*	1,135	147,141

Total Interactive Media & Services		25,267,519

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc.*	5,115	15,826,219
eBay, Inc.	9,006	551,527
Etsy, Inc.*	1,222	246,441
Wayfair, Inc., Class A*	582	183,185

Total Internet & Direct Marketing Retail		16,807,372

IT Services - 5.1%
Accenture PLC, Class A	7,122	1,967,452
Akamai Technologies, Inc.*	2,058	209,710
Automatic Data Processing, Inc.	5,104	961,951
Broadridge Financial Solutions, Inc.	1,324	202,704
Cognizant Technology Solutions Corp., Class A	6,643	518,951
EPAM Systems, Inc.*	610	241,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2021

Investments	Shares	Value
Fidelity National Information Services, Inc.	6,170	$867,564
Fiserv, Inc.*	6,001	714,359
FleetCor Technologies, Inc.*	836	224,575
Gartner, Inc.*	980	178,899
Global Payments, Inc.	2,892	582,969
GoDaddy, Inc., Class A*	1,958	151,980
International Business Machines Corp.	10,698	1,425,615
Jack Henry & Associates, Inc.	566	85,874
MasterCard, Inc., Class A	10,585	3,768,789
MongoDB, Inc.*	499	133,448
Okta, Inc.*	1,281	282,371
Paychex, Inc.	3,918	384,042
PayPal Holdings, Inc.*	14,339	3,482,083
Square, Inc., Class A*	4,707	1,068,724
Twilio, Inc., Class A*	1,642	559,528
VeriSign, Inc.*	1,180	234,537
Visa, Inc., Class A	20,312	4,300,660

Total IT Services		22,548,766

Leisure Products - 0.1%
Hasbro, Inc.	1,329	127,743
Peloton Interactive, Inc., Class A*	2,381	267,720

Total Leisure Products		395,463

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	3,693	469,528
Bio-Rad Laboratories, Inc., Class A*	248	141,650
Charles River Laboratories International, Inc.*	488	141,437
Illumina, Inc.*	1,362	523,090
IQVIA Holdings, Inc.*	2,287	441,711
Mettler-Toledo International, Inc.*	235	271,587
PerkinElmer, Inc.	1,006	129,060
Thermo Fisher Scientific, Inc.	4,833	2,205,685
Waters Corp.*	760	215,969

Total Life Sciences Tools & Services		4,539,717

Machinery - 1.6%
Caterpillar, Inc.	6,787	1,573,702
Cummins, Inc.	1,809	468,730
Deere & Co.	3,553	1,329,319
Dover Corp.	1,846	253,142
Fortive Corp.	3,387	239,258
Graco, Inc.	1,617	115,810
IDEX Corp.	769	160,967
Illinois Tool Works, Inc.	3,239	717,503
Ingersoll Rand, Inc.*	3,279	161,360
Nordson Corp.	532	105,698
Otis Worldwide Corp.	4,487	307,135
PACCAR, Inc.	4,471	415,445
Parker-Hannifin Corp.	1,677	528,976
Stanley Black & Decker, Inc.	1,947	388,758
Westinghouse Air Brake Technologies Corp.	2,083	164,890
Xylem, Inc.	1,986	208,887

Total Machinery		7,139,580

Media - 1.2%
Altice USA, Inc., Class A*	6,153	200,157
Charter Communications, Inc., Class A*	1,726	1,064,976
Comcast Corp., Class A	55,109	2,981,948
Liberty Broadband Corp., Class C*	2,631	395,045
Omnicom Group, Inc.	2,444	181,223
ViacomCBS, Inc., Class B	5,926	267,262

Total Media		5,090,611

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	16,853	554,969
Newmont Corp.	9,397	566,357
Nucor Corp.	3,161	253,734

Total Metals & Mining		1,375,060

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management, Inc.	13,861	119,205

Multi-Utilities - 0.6%
Ameren Corp.	2,636	214,465
CenterPoint Energy, Inc.	5,435	123,103
Consolidated Edison, Inc.	3,039	227,317
Dominion Energy, Inc.	9,441	717,138
DTE Energy Co.	1,827	243,247
Public Service Enterprise Group, Inc.	4,913	295,812
Sempra Energy	2,933	388,857
WEC Energy Group, Inc.	3,616	338,421

Total Multi-Utilities		2,548,360

Multiline Retail - 0.5%
Dollar General Corp.	2,573	521,341
Dollar Tree, Inc.*	2,929	335,254
Target Corp.	6,117	1,211,594

Total Multiline Retail		2,068,189

Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy, Inc.*	3,337	240,297
Chevron Corp.	22,969	2,406,921
ConocoPhillips	13,548	717,638
EOG Resources, Inc.	4,950	359,023
Exxon Mobil Corp.	51,862	2,895,455
Hess Corp.	3,502	247,802
Kinder Morgan, Inc.	20,655	343,906
Marathon Petroleum Corp.	7,980	426,850
Occidental Petroleum Corp.	9,698	258,161
ONEOK, Inc.	4,422	224,019
Phillips 66	5,054	412,103
Pioneer Natural Resources Co.	2,456	390,062
Valero Energy Corp.	5,188	371,461
Williams Cos., Inc. (The)	15,233	360,870

Total Oil, Gas & Consumable Fuels		9,654,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2021

Investments	Shares	Value
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,528	$735,269

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	25,975	1,639,802
Catalent, Inc.*	1,403	147,750
Eli Lilly & Co.	10,325	1,928,916
Horizon Therapeutics PLC*	2,396	220,528
Johnson & Johnson	31,390	5,158,946
Merck & Co., Inc.	28,905	2,228,286
Pfizer, Inc.	64,869	2,350,204
Zoetis, Inc.	5,918	931,967

Total Pharmaceuticals		14,606,399

Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.	1,438	115,802
CoStar Group, Inc.*	360	295,880
Equifax, Inc.	1,110	201,054
IHS Markit Ltd.	4,565	441,801
Jacobs Engineering Group, Inc.	1,683	217,561
Leidos Holdings, Inc.	1,477	142,206
TransUnion	1,781	160,290
Verisk Analytics, Inc.	1,998	353,027

Total Professional Services		1,927,621

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	3,696	292,391

Road & Rail - 1.2%
CSX Corp.	8,131	783,991
Kansas City Southern	1,206	318,288
Norfolk Southern Corp.	3,246	871,616
Old Dominion Freight Line, Inc.	1,142	274,548
Uber Technologies, Inc.*	18,644	1,016,284
Union Pacific Corp.	8,455	1,863,567

Total Road & Rail		5,128,294

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc.*	13,094	1,027,879
Analog Devices, Inc.	4,614	715,539
Applied Materials, Inc.	10,365	1,384,764
Broadcom, Inc.	3,652	1,693,286
Intel Corp.	47,015	3,008,960
KLA Corp.	1,551	512,450
Lam Research Corp.	1,627	968,455
Marvell Technology Group Ltd.	6,511	318,909
Maxim Integrated Products, Inc.	3,041	277,856
Microchip Technology, Inc.	2,921	453,398
Micron Technology, Inc.*	13,833	1,220,209
Monolithic Power Systems, Inc.	451	159,298
NVIDIA Corp.	6,935	3,702,805
Qorvo, Inc.*	1,091	199,326
QUALCOMM, Inc.	13,390	1,775,380
Skyworks Solutions, Inc.	1,835	336,686
SolarEdge Technologies, Inc.*	453	130,210
Teradyne, Inc.	1,655	201,380
Texas Instruments, Inc.	10,584	2,000,270
Xilinx, Inc.	2,785	345,062

Total Semiconductors & Semiconductor Equipment		20,432,122

Software - 8.5%
Adobe, Inc.*	5,175	2,460,040
ANSYS, Inc.*	944	320,545
Atlassian Corp. PLC, Class A*	1,133	238,791
Autodesk, Inc.*	2,487	689,272
Avalara, Inc.*	801	106,877
Cadence Design Systems, Inc.*	3,404	466,314
Citrix Systems, Inc.	1,377	193,276
Coupa Software, Inc.*	690	175,591
Crowdstrike Holdings, Inc., Class A*	2,050	374,145
Datadog, Inc., Class A*	1,898	158,179
DocuSign, Inc.*	2,036	412,188
Fair Isaac Corp.*	282	137,066
Fortinet, Inc.*	1,588	292,859
HubSpot, Inc.*	410	186,226
Intuit, Inc.	2,722	1,042,689
Microsoft Corp.	90,125	21,248,771
NortonLifeLock, Inc.	6,857	145,780
Nuance Communications, Inc.*	4,020	175,433
Oracle Corp.	21,907	1,537,214
Palo Alto Networks, Inc.*	1,129	363,606
Paycom Software, Inc.*	531	196,502
RingCentral, Inc., Class A*	768	228,772
salesforce.com, Inc.*	9,936	2,105,140
ServiceNow, Inc.*	2,015	1,007,722
Slack Technologies, Inc., Class A*	4,752	193,074
Splunk, Inc.*	1,787	242,103
SS&C Technologies Holdings, Inc.	2,873	200,736
Synopsys, Inc.*	1,543	382,325
Trade Desk, Inc. (The), Class A*	451	293,899
Tyler Technologies, Inc.*	411	174,482
VMware, Inc., Class A*	903	135,856
Workday, Inc., Class A*	1,933	480,215
Zendesk, Inc.*	1,041	138,057
Zoom Video Communications, Inc., Class A*	2,375	763,064
Zscaler, Inc.*	810	139,053

Total Software		37,405,862

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	922	169,178
AutoZone, Inc.*	222	311,755
Best Buy Co., Inc.	2,655	304,820
Burlington Stores, Inc.*	632	188,842
CarMax, Inc.*	1,743	231,226
Carvana Co.*	542	142,221
Home Depot, Inc. (The)	12,491	3,812,878
Lowe’s Cos., Inc.	8,545	1,625,088
O’Reilly Automotive, Inc.*	913	463,119
Ross Stores, Inc.	3,854	462,133
TJX Cos., Inc. (The)	14,051	929,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2021

Investments	Shares	Value
Tractor Supply Co.	1,489	$263,672
Ulta Beauty, Inc.*	579	179,009

Total Specialty Retail		9,083,415

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	192,817	23,552,596
Dell Technologies, Inc., Class C*	3,284	289,485
Hewlett Packard Enterprise Co.	13,921	219,116
HP, Inc.	16,781	532,797
Seagate Technology PLC	3,344	256,652
Western Digital Corp.	4,236	282,753

Total Technology Hardware, Storage & Peripherals		25,133,399

Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc.*	1,179	361,611
NIKE, Inc., Class B	13,972	1,856,739
VF Corp.	3,762	300,659

Total Textiles, Apparel & Luxury Goods		2,519,009

Tobacco - 0.6%
Altria Group, Inc.	21,199	1,084,541
Philip Morris International, Inc.	17,903	1,588,712

Total Tobacco		2,673,253

Trading Companies & Distributors - 0.2%
Fastenal Co.	7,077	355,832
United Rentals, Inc.*	949	312,515
W.W. Grainger, Inc.	551	220,912

Total Trading Companies & Distributors		889,259

Water Utilities - 0.1%
American Water Works Co., Inc.	2,020	302,838

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.*	7,077	886,677

Total United States		396,274,291

TOTAL COMMON STOCKS (Cost: $300,162,102)		400,062,942

	Principal Amount
U.S. GOVERNMENT OBLIGATIONS - 0.7%

U.S. Treasury Bills - 0.7%
0.03%, 6/24/21(a)(b)	$3,048,000	3,047,947
0.01%, 9/9/21(a)(b)	119,000	118,990

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,166,803)		3,166,937

TOTAL INVESTMENTS IN SECURITIES - 91.9% (Cost: $303,328,905)		403,229,879
Other Assets less Liabilities - 8.1%		35,675,251

NET ASSETS - 100.0%		$438,905,130

*	Non-income producing security.
(a)	Interest rate shown reflects the yield to maturity at the time of purchase.
(b)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $3,166,937 as of March 31, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	232	6/30/21	$51,208,562	$(52,297)
5 Year U.S. Treasury Note	414	6/30/21	51,086,953	(652,679)
10 Year U.S. Treasury Note	387	6/21/21	50,672,812	(1,310,237)
U.S. Treasury Long Bond	326	6/21/21	50,397,563	(1,954,376)
Ultra 10 Year U.S. Treasury Note	351	6/21/21	50,434,313	(1,859,654)

			$253,800,203	$(5,829,243)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$400,062,942	$—	$—	$400,062,942
U.S. Government Obligations	—	3,166,937	—	3,166,937

Total Investments in Securities	$400,062,942	$3,166,937	$—	$403,229,879

Liabilities:
Financial Derivative Instruments
Futures Contracts [1]	$(5,829,243)	$—	$—	$(5,829,243)

Total - Net	$394,233,699	$3,166,937	$—	$397,400,636

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

March 31, 2021

Investments	Shares	Value
COMMON STOCKS - 100.0%

Israel - 3.6%

Communications Equipment - 1.9%
Radware Ltd.*	12,190	$317,915

Software - 1.7%
Tufin Software Technologies Ltd.*	27,980	293,790

Total Israel		611,705

Japan - 4.4%

Software - 4.4%
Trend Micro, Inc.	14,900	747,023

United Kingdom - 4.2%

Software - 4.2%
Avast PLC (a)	111,430	701,054

United States - 87.8%

IT Services - 12.9%
Akamai Technologies, Inc.*	5,636	574,308
Fastly, Inc., Class A*	9,686	651,674
Okta, Inc.*	4,288	945,204

Total IT Services		2,171,186

Software - 74.9%
Cloudflare, Inc., Class A*	12,699	892,232
Crowdstrike Holdings, Inc., Class A*	4,870	888,824
CyberArk Software Ltd.*	5,042	652,132
Datadog, Inc., Class A*	11,727	977,328
FireEye, Inc.*	35,362	692,034
Fortinet, Inc.*	3,889	717,209
McAfee Corp., Class A	30,801	700,415
Palo Alto Networks, Inc.*	2,829	911,108
Ping Identity Holding Corp.*	23,960	525,443
Proofpoint, Inc.*	5,837	734,236
Qualys, Inc.*	5,426	568,536
Rapid7, Inc.*	12,230	912,480
Sailpoint Technologies Holdings, Inc.*	12,931	654,826
Splunk, Inc.*	5,389	730,102
Tenable Holdings, Inc.*	17,821	644,853
Varonis Systems, Inc.*	9,322	478,592
Zix Corp.*	37,828	285,601
Zscaler, Inc.*	3,944	677,067

Total Software		12,643,018

Total United States		14,814,204

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $18,885,385)		16,873,986
Other Assets less Liabilities - 0.0%		4,501

NET ASSETS - 100.0%		$16,878,487

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cybersecurity Fund (WCBR)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$16,873,986	$—	$—	$16,873,986

Total Investments in Securities	$16,873,986	$—	$—	$16,873,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2021

Investments	Shares	Value
COMMON STOCKS - 99.9%

Canada - 1.6%

IT Services - 1.6%
Shopify, Inc., Class A*	17,090	$18,910,085

China - 1.1%

Software - 1.1%
Agora, Inc., ADR*(a)	247,944	12,464,145

Israel - 3.1%

IT Services - 1.7%
Wix.com Ltd.*	69,867	19,508,264

Software - 1.4%
JFrog Ltd.*(a)	364,612	16,177,834

Total Israel		35,686,098

United States - 94.1%

Health Care Technology - 1.8%
Veeva Systems, Inc., Class A*	77,717	20,302,789

IT Services - 12.1%
BigCommerce Holdings, Inc., Series 1*	344,558	19,915,452
Fastly, Inc., Class A*(a)	302,284	20,337,667
Okta, Inc.*	85,046	18,746,690
PayPal Holdings, Inc.*	85,017	20,645,528
Snowflake, Inc., Class A*	84,050	19,270,984
Square, Inc., Class A*(a)	89,214	20,256,039
Twilio, Inc., Class A*	57,985	19,758,969

Total IT Services		138,931,329

Software - 80.2%
2U, Inc.*(a)	474,547	18,141,932
Adobe, Inc.*	50,941	24,215,823
Anaplan, Inc.*	291,775	15,712,084
Appfolio, Inc., Class A*(a)	140,314	19,841,803
Asana, Inc., Class A*(a)	593,458	16,961,030
Atlassian Corp. PLC, Class A*	95,463	20,119,782
Avalara, Inc.*	140,274	18,716,760
Bill.com Holdings, Inc.*	133,934	19,487,397
Blackline, Inc.*	186,441	20,210,204
Box, Inc., Class A*	1,319,551	30,296,891
Cloudflare, Inc., Class A*	296,861	20,857,454
Coupa Software, Inc.*	66,768	16,991,121
Crowdstrike Holdings, Inc., Class A*(a)	102,108	18,635,731
Datadog, Inc., Class A*	233,008	19,418,887
DocuSign, Inc.*	93,071	18,842,224
Domo, Inc., Class B*	355,246	19,996,797
Dropbox, Inc., Class A*	1,041,544	27,767,563
Elastic N.V.*	150,958	16,786,529
Everbridge, Inc.*	153,372	18,585,619
Five9, Inc.*	129,493	20,243,641
HubSpot, Inc.*	45,385	20,614,321
Medallia, Inc.*(a)	544,852	15,195,922
Mimecast Ltd.*	535,127	21,517,457
nCino, Inc.*	303,212	20,230,305
New Relic, Inc.*	386,039	23,733,678
PagerDuty, Inc.*(a)	468,518	18,848,479
Paycom Software, Inc.*	61,348	22,702,441
Paylocity Holding Corp.*	119,146	21,426,025
Proofpoint, Inc.*	176,364	22,184,827
Q2 Holdings, Inc.*	177,278	17,763,255
Qualys, Inc.*	238,254	24,964,254
RingCentral, Inc., Class A*	57,560	17,145,973
salesforce.com, Inc.*	99,752	21,134,456
ServiceNow, Inc.*	42,739	21,374,201
Smartsheet, Inc., Class A*	298,088	19,053,785
Sprout Social, Inc., Class A*	315,066	18,198,212
Sumo Logic, Inc.*	663,221	12,508,348
SVMK, Inc.*	1,119,191	20,503,579
Tenable Holdings, Inc.*	547,735	19,819,791
Workday, Inc., Class A*	89,218	22,164,428
Workiva, Inc.*	215,146	18,988,786
Yext, Inc.*(a)	1,235,761	17,893,819
Zendesk, Inc.*	156,416	20,743,890
Zoom Video Communications, Inc., Class A*	58,437	18,775,224
Zscaler, Inc.*	108,320	18,595,294
Zuora, Inc., Class A*(a)	1,465,535	21,689,918

Total Software		919,599,940

Total United States		1,078,834,058

TOTAL COMMON STOCKS (Cost: $1,188,570,911)		1,145,894,386

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b) (Cost: $28,819,005)	28,819,005	28,819,005

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $1,217,389,916)		1,174,713,391
Other Assets less Liabilities - (2.4)%		(27,729,255)

NET ASSETS - 100.0%		$1,146,984,136

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2021. At March 31, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $109,545,947 and the total market value of the collateral held by the Fund was $112,035,426. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $83,216,421.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,145,894,386	$—	$—	$1,145,894,386
Investment of Cash Collateral for Securities Loaned	—	28,819,005	—	28,819,005

Total Investments in Securities	$1,145,894,386	$28,819,005	$—	$1,174,713,391

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1  – quoted prices in active markets for identical securities

Level 2  – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3  – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended March 31, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Additional Information - Effective May 20, 2021, the WisdomTree 90/60 U.S. Balanced Fund was renamed the WisdomTree U.S. Efficient Core Fund.